UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22845

Investment Company Act File Number

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

300 South Tryon Street, Suite 2500, Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31

Date of Reporting Period

Item 1.	Schedule of Investments

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2018

	SHARES	COST	FAIR VALUE
Equities — 0.2%*:

Common Stocks — 0.1%*:

Healthcare, Education and Childcare — 0.0%*:
Tunstall Group Holdings Ltd.+¤	469	$—	$—
Tunstall Group Holdings Ltd.+¤	310	—	—

Total Healthcare, Education and Childcare	779	—	—

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC¤	2,007	—	—

Oil and Gas — 0.1%*:
Paragon Offshore Finance Co.	993	14,895	41,209
Sabine Oil & Gas LLC¤	387	22,597	18,189
Southcross Energy Holdings LP¤	22	—	—
Southcross Energy Partners LP	22	5,500	6,600
Templar Energy LLC¤	6,068	60,686	54,618
Templar Energy LLC¤	8,763	50,647	8,763

Total Oil and Gas	16,255	154,325	129,379

Total Common Stocks	19,041	154,325	129,379

Preferred Stock — 0.1%*:

Farming and Agriculture — 0.1%*:
Pinnacle Agriculture Holdings A 2¤	259,648	173,407	259,648

Warrants — 0.0%*:
Oil and Gas — 0.0%*:
Sabine Oil & Gas LLC (Tranche 2)¤	219	596	1,095
Sabine Oil & Gas LLC (Tranche 1)¤	1,230	5,523	6,150

Total Oil and Gas	1,449	6,119	7,245

Total Warrants	1,449	6,119	7,245

Total Equities	280,138	333,851	396,272

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.3%*:

Bank Loans — 83.1%*§:

Aerospace and Defense — 1.5%*:
Doncasters Finance US LLC, 3M LIBOR + 3.500%	5.38%	4/9/2020	1,666,548	1,642,790	1,645,716
TransDigm, Inc., 1M LIBOR + 2.750%	4.63	5/14/2022	1,492,500	1,495,375	1,495,962

Total Aerospace and Defense			3,159,048	3,138,165	3,141,678

Automobile — 0.8%*:
DexKo Global, Inc., 2M LIBOR + 3.500%	5.80	7/24/2024	309,848	312,329	312,655
FPC Holdings Inc., 3M LIBOR + 4.000%	6.30	11/19/2019	471,742	441,604	468,647
NN, Inc., 1M LIBOR + 3.750%	5.63	10/19/2022	842,102	843,622	843,155

Total Automobile			1,623,692	1,597,555	1,624,457

Beverage, Food and Tobacco — 2.6%*:
CTI Foods Holding Co. LLC, 1M LIBOR + 3.500%	5.38	6/29/2020	1,371,856	1,366,180	1,238,101
Del Monte Foods, Inc., 3M LIBOR + 3.250%	5.16	2/18/2021	183,214	167,170	155,862
Deoleo S.A., EURIBOR + 3.500%+	4.50	6/11/2021	500,000	678,072	373,441

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Beverage, Food and Tobacco (continued):
IRB Holding Corp., 1M LIBOR + 3.250%	4.94%	2/5/2025	375,859	$374,936	$379,734
JBS USA, LLC, 3M LIBOR + 2.500%	4.68	10/30/2022	1,938,459	1,933,072	1,931,596
Labeyrie Fine Foods SAS, EURIBOR + 4.250%+	4.25	5/23/2023	500,000	553,634	616,892
Refresco Group B.V., EURIBOR + 3.250%+	5.56	12/14/2024	659,042	743,580	772,331

Total Beverage, Food and Tobacco			5,528,430	5,816,644	5,467,957

Broadcasting and Entertainment — 3.3%*:
All3Media International, 6M LIBOR + 4.250%+	5.25	6/30/2021	1,500,000	2,304,683	2,103,617
All3Media International, EURIBOR + 7.250%+	8.25	6/30/2022	500,000	673,242	615,865
AP NMT Acquisition B.V., EURIBOR + 6.000%+	7.00	8/13/2021	525,427	639,485	643,078
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	7.44	8/13/2021	1,589,252	1,543,186	1,588,394
AP NMT Acquisition B.V., 3M LIBOR + 9.000%+	10.69	8/13/2022	182,721	161,597	182,379
Intelsat Jackson Holdings S.A., 3M LIBOR + 3.750%	5.71	11/27/2023	750,000	747,680	750,000
Technicolor S.A., EURIBOR + 3.000%+	3.00	12/6/2023	500,000	538,516	606,304
Univision Communications, Inc., 1M LIBOR + 2.750%	4.63	3/15/2024	497,296	494,969	488,803

Total Broadcasting and Entertainment			6,044,696	7,103,358	6,978,440

Buildings and Real Estate — 1.4%*:
Core & Main L.P., 6M LIBOR + 3.000%	5.12	8/1/2024	1,496,250	1,507,915	1,503,731
Quikrete Holdings, Inc., 1M LIBOR + 2.750%	4.63	11/15/2023	1,451,381	1,451,518	1,456,984

Total Buildings and Real Estate			2,947,631	2,959,433	2,960,715

Cargo Transport — 0.2%*:
Kenan Advantage Group, Inc., 1M LIBOR + 3.000%	4.88	7/31/2022	451,078	453,058	452,770

Chemicals, Plastics and Rubber — 5.0%*:
Albaugh LLC, 1M LIBOR + 3.500%	5.81	12/23/2024	699,977	704,444	706,543
Allnex (Luxembourg) & Cy S.C.A., EURIBOR + 3.250%+	3.25	9/13/2023	689,500	780,377	846,851
Allnex (Luxembourg) & Cy S.C.A., 3M LIBOR + 3.250%	5.21	9/13/2023	421,327	419,677	423,960
Allnex USA, Inc., 3M LIBOR + 3.250%	5.21	9/13/2023	317,423	316,180	319,407
Alpha 3 B.V., 3M LIBOR + 3.000%	5.30	1/31/2024	1,580,773	1,590,783	1,592,233
Associated Asphalt Partners LLC, 1M LIBOR + 5.250%	7.13	4/5/2024	293,183	291,921	279,500
Colouroz Investment 1 GmbH, EURIBOR + 3.0000%+	3.75	9/7/2021	330,524	389,550	384,582
Diversey, EURIBOR + 3.2500%+	3.25	9/6/2024	498,750	589,398	609,563
Flint Group GmbH, LIBOR + 3.000%+	3.75	9/7/2021	264,886	312,190	308,207
Flint Group GmbH, 3M LIBOR + 3.000%+	4.74	9/7/2021	88,502	88,062	83,137
Flint Group US LLC, 3M LIBOR + 3.000%+	4.74	9/7/2021	535,363	532,701	502,910
MacDermid, Inc., EURIBOR + 2.500%	3.25	6/7/2020	412,929	485,559	509,806

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Chemicals, Plastics and Rubber (continued):
Methanol Holdings (Trinidad) Ltd., 1M LIBOR + 3.500%	5.38%	6/30/2022	1,104,236	$1,097,514	$1,104,236
Novacap S.A., EURIBOR + 3.500%+	3.50	6/22/2023	500,000	558,760	614,566
Pinnacle Operating Corp., 1M LIBOR + 7.250%	9.13	11/15/2021	712,793	670,339	669,134
Tronox Blocked Borrower LLC, 3M LIBOR + 3.000%	5.30	9/22/2024	481,630	479,385	485,744
Tronox Finance LLC, 3M LIBOR + 3.000%	5.30	9/22/2024	1,111,455	1,106,272	1,120,947

Total Chemicals, Plastics and Rubber			10,043,251	10,413,112	10,561,326

Containers, Packaging and Glass — 3.6%*:
Albea Beauty Holdings S.A, EURIBOR + 4.000%	5.31	4/22/2024	622,291	621,513	623,847
BWAY Holding Co., 1M LIBOR + 3.250%	4.96	4/3/2024	1,488,750	1,482,264	1,495,390
Coveris Holdings S.A., EURIBOR + 4.000%	5.00	6/29/2022	596,883	695,844	733,362
Flex Acquisition Co., Inc., 3M LIBOR + 3.000%	4.69	12/29/2023	1,587,940	1,604,422	1,594,641
Horizon Holdings III S.A.S.+	2.75	10/29/2022	1,390,909	1,662,100	1,698,967
ProAmpac PG Borrower LLC, 1M LIBOR + 3.500%	5.30	11/18/2023	740,625	743,644	745,624
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	10.35	11/18/2024	750,000	740,655	762,188

Total Containers, Packaging and Glass			7,177,398	7,550,442	7,654,019

Diversified/Conglomerate Manufacturing — 3.4%*:
LTI Holdings, Inc., 1M LIBOR + 4.750%	6.63	5/16/2024	817,730	810,519	819,774
Misys Europe SA, EURIBOR + 3.250%	4.25	6/13/2024	497,500	539,373	613,391
PCF GmbH, EURIBOR + 3.250%+	4.00	8/1/2024	500,000	524,985	617,274
Pelican Products, Inc., 3M LIBOR + 4.250%	6.13	4/11/2020	955,401	954,451	957,789
Project Alpha Intermediate Holding, Inc., 3M LIBOR + 3.500%	5.04	4/26/2024	590,639	588,498	582,270
Triple Point Technology, Inc., 3M LIBOR + 4.250%	6.55	7/10/2020	945,876	915,561	853,067
Triple Point Technology, Inc., 3M LIBOR + 8.250%††	10.55	7/10/2021	258,852	239,836	191,550
Wilsonart LLC, 3M LIBOR + 3.250%	5.56	12/19/2023	607,931	608,518	610,667
Xella International GmbH, EURIBOR + 4.000%+	4.00	4/11/2024	1,500,000	1,830,526	1,844,530

Total Diversified/Conglomerate Manufacturing			6,673,929	7,012,267	7,090,312

Diversified/Conglomerate Service — 9.6%*:
Advantage Sales & Marketing, Inc., 1M LIBOR + 3.250%	5.02	7/23/2021	756,620	745,861	739,732
Almonde, Inc., 3M LIBOR + 3.500%+	5.48	6/13/2024	557,119	554,649	556,355
Almonde, Inc., 3M LIBOR + 7.250%+	9.23	6/13/2025	752,587	766,210	744,707
EAB (Avatar Purchaser), LIBOR + 3.750%	5.48	11/15/2024	757,099	753,506	757,417
GTCR Valor Cos., Inc., 3M LIBOR + 3.250%	5.13	6/16/2023	471,133	470,078	474,765
Hyland Software, Inc., 1M LIBOR + 3.250%	5.13	7/1/2022	992,481	1,001,144	1,000,282

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Diversified/Conglomerate Service (continued):
I-Logic Technologies Bidco Ltd., 1M LIBOR + 4.000%	6.30%	12/23/2024	1,508,233	$1,506,248	$1,509,485
Infor (US), Inc., EURIBOR + 2.250%	3.25	2/1/2022	496,256	588,608	610,142
Infor (US), Inc., 3M LIBOR + 2.750%	4.63	2/1/2022	1,485,000	1,485,961	1,487,272
Informatica Corp., 1M LIBOR + 3.250%	5.13	8/5/2022	1,399,406	1,403,032	1,406,837
Kronos, Inc., 3M LIBOR + 3.500%	4.88	11/1/2023	1,595,030	1,598,811	1,604,457
MA FinanceCo., LLC, 1M LIBOR + 2.750%	4.63	6/21/2024	158,840	159,193	156,955
MH Sub I LLC, 3M LIBOR + 3.750%	5.53	9/13/2024	572,089	570,331	571,986
Project Leopard Holdings, Inc., 1M LIBOR + 4.000%	5.88	7/7/2023	502,836	504,537	506,607
Quest Software US Holdings Inc., 3M LIBOR + 5.500%	7.27	10/31/2022	1,483,997	1,488,563	1,509,047
Red Ventures LLC, 1M LIBOR + 4.000%	5.88	11/8/2024	1,319,421	1,319,382	1,329,594
Seattle Spinco, Inc., 1M LIBOR + 2.750%	4.63	6/21/2024	1,072,688	1,075,072	1,059,955
TierPoint LLC, 1M LIBOR + 3.750%	5.63	5/6/2024	265,841	264,678	261,853
Travelport Finance (Luxembourg) S.a.r.l., 3M LIBOR + 2.500%	4.40	3/17/2025	1,417,646	1,410,566	1,420,127
Verisure Holding AB, EURIBOR + 3.000%+	3.00	10/20/2022	700,000	762,454	852,616
VF Holding Corp., 1M LIBOR + 3.250%	5.13	6/30/2023	1,724,367	1,728,219	1,738,386

Total Diversified/Conglomerate Service			19,988,689	20,157,103	20,298,577

Ecological — 0.7%*:
Emerald 3 Ltd., 3M LIBOR + 7.000%	9.30	5/31/2022	390,426	388,363	376,761
Emerald US, Inc., 3M LIBOR + 4.000%	5.69	5/9/2021	594,977	562,062	593,121
PHS Group Ltd., 1M LIBOR + 5.250%+	6.25	12/20/2021	299,197	369,961	421,344

Total Ecological			1,284,600	1,320,386	1,391,226

Electronics — 3.3%*:
First Data Corp., 1M LIBOR + 2.250%	4.12	7/8/2022	526,007	525,577	526,717
ION Trading Technologies S.a.r.l., EURIBOR + 2.750%+	3.75	11/30/2024	498,750	586,158	613,877
Omnitracs, Inc., 1M LIBOR + 2.750%	5.06	3/16/2025	528,827	527,505	529,488
Renaissance Learning, Inc., 3M LIBOR + 3.750%	6.05	4/9/2021	1,735,927	1,725,654	1,740,996
RP Crown Parent LLC, 1M LIBOR + 3.000%	4.88	10/12/2023	1,755,786	1,751,814	1,763,688
Wall Street Systems Delaware, Inc., EURIBOR + 3.000%	4.00	11/30/2024	498,750	586,158	615,730
Wall Street Systems Delaware, Inc., 1M LIBOR + 3.000%	5.30	11/30/2024	1,159,870	1,159,870	1,159,580

Total Electronics			6,703,917	6,862,736	6,950,076

Farming and Agriculture — 0.7%*:
Dole Food Co. Inc., 1M LIBOR + 2.750%	4.81	4/6/2024	1,458,222	1,465,538	1,460,045

Finance — 5.4%*:
CallCredit Information Group Ltd., LIBOR - GBP + 4.500%	5.19	3/26/2021	1,000,000	1,390,236	1,400,083
Cunningham Lindsey US, Inc., 3M LIBOR + 3.750%	6.05	12/10/2019	217,668	217,370	216,760
Cunningham Lindsey US, Inc., 3M LIBOR + 8.000%	10.30	6/10/2020	748,546	749,224	742,932

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Finance (continued):
Focus Financial Partners LLC, 3M LIBOR + 2.750%	5.05%	7/3/2024	1,791,000	$1,800,767	$1,795,478
Focus Financial Partners LLC, 3M LIBOR + 2.750%	5.06	7/3/2024	163,619	163,619	164,028
NAB Holdings LLC, 3M LIBOR + 3.000%	5.30	7/1/2024	997,494	999,300	1,002,481
Nets Holding A/S+	3.25	2/6/2025	440,972	522,706	540,831
NFP Corp., 1M LIBOR + 3.000%	4.88	1/8/2024	1,532,328	1,550,825	1,535,208
Tempo Acquisition LLC, 1M LIBOR + 3.000%	4.88	5/1/2024	1,620,829	1,620,376	1,628,431
Veritas Bermuda Ltd.	5.50	1/27/2023	792,000	883,001	975,851
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	6.80	1/27/2023	1,287,000	1,282,718	1,281,028

Total Finance			10,591,456	11,180,142	11,283,111

Healthcare, Education and Childcare — 11.1%*:
Aenova Holding GmbH, EURIBOR + 4.000%+	5.00	9/29/2020	500,000	570,125	579,849
Amneal Pharmaceuticals LLC, LIBOR + 3.500%	5.81	3/7/2025	737,610	733,559	737,610
Arbor Pharmaceuticals, Inc., 3M LIBOR + 5.000%	6.99	7/5/2023	1,556,207	1,543,214	1,577,604
Cerba Healthcare S.A.S., EURIBOR + 3.000%+	3.00	3/22/2024	1,000,000	1,172,536	1,214,306
Change Healthcare Holdings, Inc., 1M LIBOR + 2.750%	4.63	3/1/2024	1,488,722	1,494,951	1,491,893
Domus Vi SA, EURIBOR + 3.250%+	3.25	10/11/2024	500,000	592,175	614,880
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%	6.19	4/29/2024	547,634	545,130	546,035
Greatbatch Ltd., 1M LIBOR + 3.250%	4.99	10/27/2022	1,215,053	1,225,304	1,224,360
Horizon Pharma, Inc., 1M LIBOR + 3.250%	5.13	3/29/2024	994,975	1,000,858	999,950
Indivior Finance S.a.r.l., 3M LIBOR + 4.500%	6.42	12/18/2022	498,750	496,384	499,373
Jaguar Holding Co. II, 3M LIBOR + 2.750%	2.75	8/18/2022	1,495,035	1,496,253	1,499,550
Kindred Healthcare, Inc., 3M LIBOR + 3.500%	5.25	4/9/2021	1,656,034	1,625,074	1,660,174
Mallinckrodt International Finance S.A., 3M LIBOR + 2.750%	5.20	9/24/2024	1,092,541	1,092,541	1,087,538
Ortho-Clinical Diagnostics S.A., 3M LIBOR + 3.750%	5.63	6/30/2021	1,984,616	1,977,913	1,999,997
Press Ganey Holdings, Inc., 1M LIBOR + 3.000%	4.88	10/21/2023	1,234,375	1,238,666	1,240,547
Press Ganey Holdings, Inc., 1M LIBOR + 6.500%	8.38	10/21/2024	552,969	559,256	559,190
Riemser Pharma GmbH, EURIBOR + 5.500%+	5.50	6/29/2023	500,000	542,363	606,507
Rodenstock GmbH, EURIBOR + 4.500%+	4.13	5/30/2019	1,500,000	1,772,447	1,809,149
Team Health Holdings, Inc., 1M LIBOR + 2.750%	4.63	2/6/2024	1,992,456	1,936,580	1,901,142
Tunstall Group Holdings Ltd., PIK + 5.000%+	8.49	10/16/2020	508,189	806,946	719,228

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Healthcare, Education and Childcare (continued):
Valeant Pharmaceuticals International, Inc., 1M LIBOR + 3.500%	5.24%	4/1/2022	765,062	$754,423	$772,858

Total Healthcare, Education and Childcare			22,320,228	23,176,698	23,341,740

Home and Office Furnishings, Housewares, and Durable Consumer Products — 2.1%*:
Hayward Industries, Inc., LIBOR + 3.50%	5.38	8/5/2024	995,000	1,001,964	997,985
Keter Group B.V., EURIBOR + 4.250%+	5.25	10/31/2023	500,000	546,519	616,332
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	5.22	11/8/2023	1,712,986	1,706,033	1,545,970
Serta Simmons Bedding LLC, 1M LIBOR + 8.000%	9.71	11/8/2024	474,667	468,747	376,411
Visual Comfort Generation Brands Holdings, Inc., 1M LIBOR + 8.000%	9.88	2/28/2025	933,333	929,073	942,666

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,615,986	4,652,336	4,479,364

Hotels, Motels, Inns and Gaming — 2.1%*:
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	4.63	12/22/2024	997,500	995,099	1,003,844
Cyan Blue Holdco 3 Ltd., LIBOR - GBP + 4.000%+	4.71	8/23/2024	460,049	595,531	645,101
Financiere Sun S.A.S., EURIBOR + 3.250%+	3.25	3/14/2023	338,983	404,691	416,580
HNVR Holdco Ltd., EURIBOR + 3.250%+	3.25	9/12/2023	492,449	544,611	602,807
Tackle S.a.r.l., EURIBOR + 3.250%+	3.25	8/8/2022	1,000,000	1,116,675	1,225,319
Wyndham Hotels & Resorts, Inc., LIBOR + 1.750%	4.06	3/28/2025	512,423	512,357	513,704

Total Hotels, Motels, Inns and Gaming			3,801,404	4,168,964	4,407,355

Insurance — 5.0%*:
Alliant Holdings I, Inc., 3M LIBOR + 3.250%	5.13	8/12/2022	1,811,098	1,809,016	1,821,168
AmWINS Group, Inc., 1M LIBOR + 2.750%	4.59	1/25/2024	1,481,203	1,484,389	1,488,609
AssuredPartners, Inc., 1M LIBOR + 3.500%	5.38	10/22/2024	1,800,294	1,812,628	1,802,995
Asurion LLC, 1M LIBOR + 2.750%	4.63	11/3/2023	1,560,117	1,567,796	1,570,117
Hub International Ltd., 3M LIBOR + 3.000%	4.84	10/2/2020	1,770,299	1,777,651	1,778,902
Sedgwick Claims Management Services, Inc., 1M LIBOR + 5.750%	7.63	2/28/2022	561,418	561,063	563,103
York Risk Services Holding Corp., 1M LIBOR + 3.750%	5.63	10/1/2021	1,654,504	1,629,116	1,617,277

Total Insurance			10,638,933	10,641,659	10,642,171

Leisure, Amusement, Entertainment — 1.7%*:
Delta 2 (LUX) S.a.r.l., 1M LIBOR + 2.500%	4.38	2/1/2024	1,394,967	1,399,721	1,391,479
Dorna Sports, S.L., EURIBOR + 3.000%+	3.00	4/12/2024	500,000	540,275	611,712

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Leisure, Amusement, Entertainment (continued):
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	5.30%	3/31/2024	1,578,032	$1,568,778	$1,570,474

Total Leisure, Amusement, Entertainment			3,472,999	3,508,774	3,573,665

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 2.2%*:
Alison Bidco S.a.r.l., 1M LIBOR + 4.500%+	6.27	8/29/2021	286,854	285,455	280,400
Apex Tool Group LLC, 1M LIBOR + 3.750%	5.63	2/1/2022	1,722,756	1,719,416	1,718,759
Gardner Denver, Inc., 3M LIBOR + 2.750%	5.05	7/30/2024	1,367,058	1,363,946	1,373,114
Titan Acquisition Ltd.	5.31	3/28/2025	1,300,902	1,297,650	1,298,196

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			4,677,570	4,666,467	4,670,469

Mining, Steel, Iron and Non-Precious Metals — 3.2%*:
Big River Steel LLC, 3M LIBOR + 5.000%	7.30	8/23/2023	1,129,647	1,139,761	1,143,767
Boomerang Tube LLC¤††	15.00	2/2/2020	32,825	32,864	32,825
Boomerang Tube LLC, 1M LIBOR + 15.000%¤††	16.88	2/2/2020	116,455	116,455	116,455
Boomerang Tube LLC, 1M LIBOR + 17.500%¤††	19.38	2/1/2021	100,169	100,169	11,019
Boomerang Tube LLC¤††	20.00	2/2/2020	44,263	42,953	39,837
Coronado Coal LLC, LIBOR + 6.500%	8.81	3/14/2025	637,041	617,086	627,486
Coronado Coal LLC, LIBOR + 6.500%	8.81	3/21/2025	173,739	168,526	171,132
Fairmount Santrol, Inc., 3M LIBOR + 6.000%	8.30	11/1/2022	1,478,580	1,458,168	1,493,365
H.C. Starck GmbH, EURIBOR + 7.000%+	8.00	5/30/2020	521,802	564,154	669,743
H.C. Starck GmbH, 6M LIBOR + 7.000%+	8.84	5/30/2020	521,802	505,481	543,817
Murray Energy Corp., 3M LIBOR + 7.250%	9.55	4/16/2020	2,156,664	2,077,619	1,822,381

Total Mining, Steel, Iron and Non-Precious Metals			6,912,987	6,823,236	6,671,827

Oil and Gas — 4.1%*:
Caelus Energy Alaska O3 LLC, 3M LIBOR + 7.500%	9.68	4/15/2020	1,499,143	1,426,418	1,328,615
Delek US Holdings, Inc., LIBOR + 2.500%	4.20	3/13/2025	547,657	544,910	548,687
Fieldwood Energy LLC PIK, 3M LIBOR + 7.125%	9.00	9/30/2020	864,968	545,902	821,720
Fieldwood Energy LLC PIK, 3M LIBOR + 7.125%	9.43	9/30/2020	1,748,869	1,403,392	349,774
Floatel International, Ltd., 3M LIBOR + 5.000%	7.30	6/27/2020	395,024	393,528	327,870
Gulf Finance LLC, 3M LIBOR + 5.250%	7.56	8/25/2023	968,058	945,582	889,403
KCA Deutag Alpha Ltd., LIBOR + 6.750%	9.06	3/31/2023	500,000	497,500	500,000
Seadrill Partners Finco LLC, 3M LIBOR + 6.000%	8.30	2/21/2021	2,186,189	1,569,591	1,827,282
Southcross Holdings Borrower LP, 1M LIBOR + 5.500%	9.00	4/13/2023	21,445	21,445	21,123

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Oil and Gas (continued):
UTEX Industries, Inc., 1M LIBOR + 4.000%	5.88%	5/22/2021	980,394	$876,480	$959,973
UTEX Industries, Inc., 1M LIBOR + 7.250%	9.13	5/22/2022	1,000,000	650,557	962,500

Total Oil and Gas			10,711,747	8,875,305	8,536,947

Printing and Publishing — 1.4%*:
Ascend Learning LLC, 1M LIBOR + 3.000%	4.88	7/12/2024	699,356	701,887	701,104
Getty Images, Inc., 3M LIBOR + 3.500%	5.80	10/18/2019	658,904	634,679	629,761
Springer Science+Business Media Deutschland GmbH, 2M LIBOR + 3.500%+	5.38	8/15/2022	1,684,155	1,689,053	1,688,888

Total Printing and Publishing			3,042,415	3,025,619	3,019,753

Retail Stores — 4.6%*:
Ascena Retail Group, Inc., 1M LIBOR + 4.500%	6.44	8/21/2022	1,197,714	1,019,134	1,050,994
EG Finco Ltd., LIBOR + 4.000%	6.31	1/19/2025	1,105,629	1,100,101	1,102,589
EG Group Ltd., EURIBOR + 4.000%	4.00	1/18/2025	255,352	316,622	311,382
EG Group Ltd., EURIBOR + 4.000%	4.00	1/31/2025	76,453	94,797	93,228
EG Group Ltd., 3M LIBOR + 4.000%	5.72	1/19/2025	225,057	224,497	224,438
Eyemart Express LLC, 1M LIBOR + 3.000%	4.75	8/4/2024	1,580,099	1,586,354	1,584,050
Gem Acquisitions, Inc., 3M LIBOR + 3.250%	5.30	2/14/2025	1,265,050	1,263,472	1,264,519
Kirk Beauty One GmbH	3.25	8/12/2022	1,250,000	1,548,281	1,506,470
Staples, Inc., 3M LIBOR + 4.000%	5.79	9/12/2024	1,745,625	1,738,003	1,727,732
Talbots, Inc., 1M LIBOR + 4.500%	6.38	3/19/2020	318,118	306,222	314,142
Thom Europe S.A.S, EURIBOR + 4.500%+	4.50	8/7/2024	500,000	575,710	615,514

Total Retail Stores			9,519,097	9,773,193	9,795,058

Telecommunications — 2.2%*:
Digicel International Finance Ltd., 3M LIBOR + 3.250%+	5.02	5/28/2024	779,613	782,388	775,232
Numericable Group SA, 3M LIBOR + 2.750%+	4.52	7/31/2025	992,500	990,299	960,244
Sprint Communications, Inc., 1M LIBOR + 2.500%	4.44	2/2/2024	1,488,722	1,495,464	1,488,097
Syniverse Holdings, Inc., 3M LIBOR + 5.000%	6.72	3/9/2023	581,198	575,437	587,411
Syniverse Holdings, Inc., 3M LIBOR + 9.000%	10.72	3/11/2024	425,482	419,146	430,268
Ziggo Secured Finance Partnership, 1M LIBOR + 2.500%+	4.28	4/15/2025	500,000	501,175	496,200

Total Telecommunications			4,767,515	4,763,909	4,737,452

Utilities — 1.9%*:
Calpine Corp., LIBOR + 2.500%	4.81	1/15/2024	994,885	994,885	997,183
Dynegy, Inc., 1M LIBOR + 2.750%	4.60	2/7/2024	1,361,358	1,366,529	1,369,077
Helix Gen Funding LLC, 3M LIBOR + 3.750%	5.63	6/2/2024	504,038	503,979	508,554

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Utilities (continued):
Vistra Operations Co. LLC, 1M LIBOR + 3.250%	4.07%		12/14/2023	1,076,074	$1,085,097	$1,082,068

Total Utilities				3,936,355	3,950,490	3,956,882

Total Bank Loans				172,093,273	175,056,589	175,147,392

Corporate Bonds — 9.2%*:

Automobile — 0.5%*:
AA Bond Co. Ltd.+	5.50		7/31/2022	700,000	938,289	894,202
RAC Bond Co. PLC+	5.00		11/6/2022	100,000	128,880	132,332

Total Automobile				800,000	1,067,169	1,026,534

Beverage, Food and Tobacco — 0.2%*:
Burger King, Inc.+^	5.00		10/15/2025	327,000	327,000	311,369
Premier Foods Finance PLC+	6.50		3/15/2021	100,000	146,183	141,563

Total Beverage, Food and Tobacco				427,000	473,183	452,932

Broadcasting and Entertainment — 0.2%*:
Entertainment One Ltd.+	6.88		12/15/2022	100,000	150,206	148,718
VTR Finance BV+^	6.88		1/15/2024	211,000	213,904	219,759

Total Broadcasting and Entertainment				311,000	364,110	368,477

Cargo Transport — 0.5%*:
Deck Chassis Acquisition, Inc.^	10.00		6/15/2023	841,000	885,563	910,382
WFS Global Holding SAS+	9.50		7/15/2022	100,000	113,435	130,797

Total Cargo Transport				941,000	998,998	1,041,179

Chemicals, Plastics and Rubber — 0.3%*:
Monitchem HoldCo 3 SA, 3 mo. EURIBOR + 4.750%+	4.42	#	6/15/2021	150,000	174,760	182,722
Pinnacle Operating Corp.^	9.00		5/15/2023	378,294	465,253	355,596

Total Chemicals, Plastics and Rubber				528,294	640,013	538,318

Containers, Packaging and Glass — 0.5%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.+^	4.63		5/15/2023	500,000	502,375	501,875
BWAY Holding Co.^	5.50		4/15/2024	300,000	300,000	301,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu^	5.13		7/15/2023	178,000	178,000	179,727

Total Containers, Packaging and Glass				978,000	980,375	983,477

Diversified/Conglomerate Manufacturing — 0.1%*:
Appvion, Inc.^~	9.00		6/1/2020	460,000	463,822	46
Galapagos S.A., 3 mo. EURIBOR + 4.750%+	4.42	#	6/15/2021	200,000	272,630	235,631

Total Diversified/Conglomerate Manufacturing				660,000	736,452	235,677

Diversified/Conglomerate Service — 1.1%*:
Algeco Global Finance PLC, 3 mo. EURIBOR + 6.250%+	5.92	#	2/15/2023	150,000	181,933	184,420
Algeco Global Finance PLC+	6.50		2/15/2023	200,000	242,385	246,016
Carlson Travel, Inc., 3 mo. EURIBOR + 4.750%	4.75	#	6/15/2023	450,000	518,878	546,061
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25		5/15/2023	220,000	220,000	238,410
Sabre GLBL, Inc.^	5.38		4/15/2023	561,000	569,149	565,909

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Diversified/Conglomerate Service (continued):
TeamSystem SpA, 3 mo. EURIBOR + 4.000%+	4.00	#%	4/15/2023	400,000	$492,740	$492,524

Total Diversified/Conglomerate Service				1,981,000	2,225,085	2,273,340

Electronics — 0.1%*:
First Data Corp.^	5.00		1/15/2024	179,000	178,126	179,000

Finance — 1.5%*:
Arrow Global Finance PLC, 3 mo. EURIBOR + 3.750%+	3.75	#	3/1/2026	400,000	496,527	486,175
Galaxy Bidco Ltd.+	5.05		11/15/2020	100,000	139,739	138,908
Garfunkelux Holdco 3 S.A.+	8.50		11/1/2022	250,000	386,416	355,135
Garfunkelux Holdco 3 SA, 3 mo. EURIBOR + 4.500%+	4.50	#	9/1/2023	1,100,000	1,322,186	1,239,666
Jerrold Finco PLC+	6.13		1/15/2024	100,000	124,555	136,888
Veritas US, Inc./Veritas Bermuda Ltd.^	7.50		2/1/2023	817,000	867,617	819,042

Total Finance				2,767,000	3,337,040	3,175,814

Healthcare, Education and Childcare — 0.6%*:
CHS/Community Health Systems, Inc.	5.13		8/1/2021	743,000	733,189	690,990
HCA, Inc.	5.25		6/15/2026	82,000	82,000	83,066
IDH Finance PLC+	6.25		8/15/2022	100,000	131,025	127,673
Tenet Healthcare Corp.^	4.63		7/15/2024	255,000	253,991	245,119
Valeant Pharmaceuticals International, Inc.^	5.50		11/1/2025	165,000	165,000	160,627

Total Healthcare, Education and Childcare				1,345,000	1,365,205	1,307,475

Hotels, Motels, Inns and Gaming — 0.2%*:
TVL Finance PLC+	8.50		5/15/2023	280,000	390,934	420,339

Leisure, Amusement, Entertainment — 0.1%*:
CPUK Finance Ltd.+	4.88		8/28/2025	100,000	134,083	140,685
Vue International Bidco PLC, 3 mo. EURIBOR + 5.250%+	4.92	#	7/15/2020	100,000	134,498	123,353
WMG Acquisition Corp.^	5.00		8/1/2023	63,000	63,000	63,079

Total Leisure, Amusement, Entertainment				263,000	331,581	327,117

Oil and Gas — 1.6%*:
Citgo Holding, Inc.^	10.75		2/15/2020	1,500,000	1,489,083	1,588,125
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00		2/15/2025	713,000	618,200	475,927
Kosmos Energy Ltd.^+	7.88		8/1/2021	150,000	145,934	152,625
Sanchez Energy Corp.^	7.25		2/15/2023	1,136,000	1,124,847	1,141,680

Total Oil and Gas				3,499,000	3,378,064	3,358,357

Personal Transportation — 0.5%*:
Hertz Corp. (The)^	7.63		6/1/2022	1,051,000	1,048,840	1,066,765

Retail Stores — 0.4%*:
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%+	6.35	#	9/15/2020	300,000	465,606	333,723
HSS Financing PLC+	6.75		8/1/2019	68,000	112,557	90,653
Marcolin SpA, 3 mo. EURIBOR + 4.125%+	4.13	#	2/15/2023	100,000	107,795	123,302

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Retail Stores (continued):
Maxeda DIY Holding B.V.+	6.13%	7/15/2022	100,000	$114,070	$117,816
Takko Luxembourg 2 SCA+	5.38	11/15/2023	100,000	116,475	119,354
Travelex Financing PLC+	8.00	5/15/2022	100,000	108,750	122,922

Total Retail Stores			768,000	1,025,253	907,770

Telecommunications — 0.8%*:
Hughes Satellite Systems Corp.	5.25	8/1/2026	1,388,000	1,397,088	1,360,240
Ziggo Secured Finance B.V.+	4.25	1/15/2027	350,000	390,407	433,965

Total Telecommunications			1,738,000	1,787,495	1,794,205

Total Corporate Bonds			18,516,294	20,327,923	19,456,776

Total Fixed Income			190,609,567	195,384,512	194,604,168

Short-Term Investments — 9.6%*:
Bank Deposit — 9.6%*:
State Street Bank & Trust Co. Euro Time Deposit	0.28	4/2/2018	20,107,405	20,107,405	20,107,405

Total Investments			210,997,110	215,825,768	215,107,845

Other assets and liabilities – (2.1%)*					(4,435,579)

Net Assets – 100.0%					$210,672,266

PIK	Payment-in-kind
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	72.4%
United Kingdom	7.4%
Germany	6.8%
France	4.4%
Netherlands	2.8%
Luxembourg	2.7%
Other (Individually less than 1%)	3.5%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2018. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
~	Defaulted security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2018.

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

A summary of outstanding derivatives at March 31, 2018 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
4/13/18	Credit Suisse International	EUR	120,455	$148,307	$147,961	$346

Net unrealized appreciation on forward foreign currency exchange contracts to buy						$346

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/13/18	Morgan Stanley & Co.	EUR	23,926,973	$29,459,510	$29,741,895	$282,385
4/13/18	Morgan Stanley & Co.	GBP	5,166,730	7,251,664	7,188,451	(63,213)
4/13/18	Credit Suisse International	GBP	947,969	1,330,504	1,312,728	(17,776)

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$201,396

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2018

	SHARES	COST	FAIR VALUE
Equities — 0.6%*:

Common Stocks — 0.4%*:

Healthcare, Education and Childcare — 0.1%*:
MModal, Inc.	4,725	$131,922	$134,662

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC¤	2,007	—	—

Oil and Gas — 0.0%*:
Paragon Offshore Finance Co.	873	13,095	36,230
Southcross Energy Partners LP	11	2,750	3,300
Southcross Energy Holdings LP¤	11	—	—

Total Oil and Gas	895	15,845	39,530

Retail Stores — 0.3%*:
Maxeda DIY B.V.¤+	10,446	—	116,039
Maxeda DIY B.V.¤+	18,859,871	373,738	464,123

Total Retail Stores	18,870,317	373,738	580,162

Total Common Stocks	18,877,944	521,505	754,354

Preferred Stock — 0.2%*:

Farming and Agriculture — 0.2%*:
Pinnacle Agriculture Holdings A 2¤	311,577	202,152	311,577

Total Equities	19,189,521	723,657	1,065,931

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 93.2%*:

Asset-Backed Securities — 12.1%*:

CDO/CLO — 12.1%*:
AIMCO CLO Series 2015-AA ER, 3M USD LIBOR + 5.200%^	6.92	#%	1/15/2028	500,000	500,000	493,146
ALME Loan Funding III Designated Activity Co. 3A ERV, 3M EURIBOR + 5.400%+^	5.40	#	4/15/2030	500,000	522,295	615,420
ALME Loan Funding IV BV 4A ER, 3M EURIBOR + 4.670%+^	4.67	#	1/15/2032	1,000,000	1,142,271	1,203,523
Anchorage Capital CLO Ltd. 2015-6A ER, 3M USD LIBOR + 6.350%^	8.07	#	7/15/2030	500,000	513,972	512,774
Apidos CLO 2017-27A D, 3M USD LIBOR + 6.400%^	8.13	#	7/17/2030	700,000	700,000	712,799
Apidos CLO XV 2013-15A E, 3M USD LIBOR + 5.500%^	7.24	#	10/20/2025	500,000	469,958	500,000
Atlas Senior Loan Fund X Ltd., 3M USD LIBOR + 5.700%”^	7.55	#	1/15/2031	500,000	500,000	489,827
Atrium IX 9A ER, 3M USD LIBOR + 6.450%^	8.43	#	5/28/2030	500,000	500,000	513,230
Avoca CLO XIV Designated Activity Co. 14X FR, 3M EURIBOR + 6.350%+	6.35	#	1/12/2031	500,000	558,414	593,705
BlueMountain CLO Ltd. 2014-1A^	Zero Coupon		4/30/2026	250,000	241,538	123,823
Cairn CLO B.V. 2013-3A E, 6M EURIBOR + 4.900%+^	4.90	#	10/20/2028	1,000,000	1,034,728	1,214,828
Carbone CLO Ltd. 2017-1A D, 3M USD LIBOR + 5.900%^	7.65	#	1/20/2031	500,000	500,000	501,882
Carlyle Global Market Strategies CLO Ltd. 2014-1A E, 3M USD LIBOR + 4.450%^	6.18	#	4/17/2025	1,000,000	908,778	999,848

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

CDO/CLO (continued):
Carlyle Global Market Strategies CLO Ltd. 2015-1A E1, 3M USD LIBOR + 5.300%^	7.04	#%	4/20/2027	500,000	$449,311	$500,512
CBAM Ltd. 2017-3A E, 3M USD LIBOR + 6.500%^	8.23	#	10/17/2029	750,000	750,000	760,903
CIFC Funding Ltd. 2017-1A E, 3M USD LIBOR + 6.350%^	8.09	#	4/23/2029	750,000	746,756	758,668
CIFC Funding Ltd. 2017-5A D, 3M USD LIBOR + 6.100%^	7.82	#	11/16/2030	500,000	500,000	503,835
Dryden 42 Senior Loan Fund 2016-42A E, 3M USD LIBOR + 7.250%^	8.97	#	7/15/2027	500,000	512,437	505,419
Dryden 45 Senior Loan Fund 2016-45A E, 3M USD LIBOR + 6.850%^	8.57	#	7/15/2027	500,000	481,536	509,352
Eaton Vance CLO Ltd. 2013-1A DR, 3M USD LIBOR + 7.600%^	9.32	#	1/15/2028	500,000	488,186	515,710
Galaxy XXI CLO Ltd., 3M USD LIBOR + 5.250%”^	7.26	#	4/20/2031	500,000	500,000	494,686
Galaxy XXIV CLO Ltd. 2017-24A E, 3M USD LIBOR + 5.500%^	7.22	#	1/15/2031	700,000	700,000	690,110
KKR Financial CLO Ltd. 2018 E, 3M USD LIBOR + 6.450%^	8.18	#	7/18/2030	800,000	784,305	810,119
LCM XIII LP 2013-A ER, 3M USD LIBOR + 7.300%^	9.04	#	7/19/2027	750,000	723,218	770,762
LCM XV LP 2015-A ER, 3M USD LIBOR + 6.500%^	8.24	#	7/20/2030	500,000	500,000	515,262
Madison Park Funding XIII Ltd. 2014-13A^	Zero Coupon		1/19/2025	500,000	414,312	375,068
Madison Park Funding XXVII Ltd., 3M USD LIBOR + 5.200%”^	7.05	#	4/20/2030	500,000	500,000	499,956
Oak Hill Credit Partners X Ltd. 2014-10A^	Zero Coupon		7/20/2026	500,000	461,251	260,853
Sound Point CLO XV Ltd. 2017-1A E, 3M USD LIBOR + 5.960%^	7.70	#	1/23/2029	1,000,000	982,075	1,006,633
Sound Point Clo XVI Ltd., 3M USD LIBOR + 6.100%^	7.85	#	7/25/2030	500,000	510,509	508,794
Steele Creek CLO Ltd. 2017-1A E, 3M USD LIBOR + 6.200%^	7.92	#	1/15/2031	500,000	500,000	499,735
TCI-Symphony CLO Ltd. 2017-1A E, 3M USD LIBOR + 6.450%^	8.17	#	7/15/2030	1,000,000	990,259	1,011,073
THL Credit Wind River CLO Ltd. 2017-4A E, 3M USD LIBOR + 5.800%^	7.68	#	11/20/2030	500,000	500,000	501,507
Voya CLO Ltd. 2015-2A E, 3M USD LIBOR + 5.300%^	7.04	#	7/23/2027	500,000	484,528	506,774
Wellfleet CLO Ltd. 2017-3A D, 3M USD LIBOR + 5.550%^	7.28	#	1/17/2031	1,000,000	1,000,000	975,886

Total CDO/CLO				21,700,000	21,570,637	21,956,422

Total Asset-Backed Securities				21,700,000	21,570,637	21,956,422

Bank Loans — 34.1%*§:

Beverage, Food and Tobacco — 2.2%*:
Deoleo S.A., EURIBOR + 3.500%+	4.50		6/11/2021	500,000	558,612	373,441
IRB Holding Corp., 1M LIBOR + 3.250%	4.94		2/5/2025	1,629,244	1,649,166	1,646,042

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Beverage, Food and Tobacco (continued):
JBS USA, LLC, 3M LIBOR + 2.500%	4.68%	10/30/2022	1,405,862	$1,390,879	$1,400,885
Refresco Group B.V., EURIBOR + 3.250%+	3.25	12/13/2024	500,000	585,333	613,687

Total Beverage, Food and Tobacco			4,035,106	4,183,990	4,034,055

Broadcasting and Entertainment — 1.6%*:
All3Media International, 6M LIBOR + 4.250%+	5.25	6/30/2021	500,000	835,395	701,206
AP NMT Acquisition B.V., EURIBOR + 6.000%+	7.00	8/13/2021	392,111	481,877	479,911
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	7.44	8/13/2021	1,190,538	1,159,697	1,189,895
AP NMT Acquisition B.V., 3M LIBOR + 9.000%+	10.69	8/13/2022	300,000	286,804	299,439
Intelsat Jackson Holdings S.A., 3M LIBOR + 3.750%	5.71	11/27/2023	250,000	249,227	250,000

Total Broadcasting and Entertainment			2,632,649	3,013,000	2,920,451

Chemicals, Plastics and Rubber — 1.1%*:
Colouroz Investment 1 GmbH, EURIBOR + 3.0000%+	3.75	9/7/2021	855,491	997,249	995,407
Diversey, EURIBOR + 3.2500%+	3.25	9/6/2024	498,750	589,398	609,563
Flint Group GmbH, LIBOR + 3.000%+	3.75	9/7/2021	286,960	338,756	333,892

Total Chemicals, Plastics and Rubber			1,641,201	1,925,403	1,938,862

Containers, Packaging and Glass — 1.1%*:
Albea Beauty Holdings S.A, EURIBOR + 4.000%+	5.31	4/22/2024	206,936	206,678	207,454
BWAY Holding Co., 1M LIBOR + 3.250%	4.96	4/3/2024	1,339,441	1,338,833	1,345,415
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	10.35	11/18/2024	500,000	493,770	508,125

Total Containers, Packaging and Glass			2,046,377	2,039,281	2,060,994

Diversified/Conglomerate Manufacturing — 1.7%*:
LTI Holdings, Inc., 1M LIBOR + 4.750%	6.63	5/16/2024	756,906	752,429	758,798
Project Alpha Intermediate Holding, Inc., 3M LIBOR + 3.500%	5.04	4/26/2024	1,182,849	1,179,836	1,166,088
Triple Point Technology, Inc., 3M LIBOR + 4.250%	6.55	7/10/2020	578,004	558,555	521,290
Triple Point Technology, Inc., 3M LIBOR + 8.250%††	10.55	7/10/2021	50,845	48,940	37,626
Xella International GmbH, EURIBOR + 4.000%+	4.00	4/11/2024	500,000	588,325	614,843

Total Diversified/Conglomerate Manufacturing			3,068,604	3,128,085	3,098,645

Diversified/Conglomerate Service — 4.4%*:
Almonde, Inc., 3M LIBOR + 3.500%+	5.48	6/13/2024	1,419,507	1,422,941	1,417,562
EAB (Avatar Purchaser), 1M LIBOR + 3.750%	5.48	11/15/2024	245,762	244,595	245,865
GTCR Valor Cos., Inc., 3M LIBOR + 3.250%	5.13	6/16/2023	1,145,237	1,156,143	1,154,067
MA FinanceCo., LLC, 1M LIBOR + 2.750%	4.63	6/21/2024	83,180	83,397	82,193
MH Sub I, LLC, 3M LIBOR + 7.500%	9.28	9/15/2025	650,000	646,213	655,687

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Diversified/Conglomerate Service (continued):
Project Leopard Holdings, Inc., 1M LIBOR + 4.000%	5.88%	7/7/2023	526,768	$528,549	$530,719
Quest Software US Holdings Inc., 3M LIBOR + 5.500%	7.27	10/31/2022	1,168,762	1,171,023	1,188,491
Seattle Spinco, Inc., 1M LIBOR + 2.750%	4.63	6/21/2024	561,735	563,197	555,068
Verisure Holding AB, EURIBOR + 3.000%+	3.00	10/20/2022	500,000	589,695	609,011
VF Holding Corp., 1M LIBOR + 3.250%	5.13	6/30/2023	1,478,241	1,484,047	1,490,259

Total Diversified/Conglomerate Service			7,779,192	7,889,800	7,928,922

Ecological — 0.1%*:
Emerald 3 Ltd., 3M LIBOR + 7.000%	9.30	5/31/2022	196,488	195,442	189,611

Electronics — 0.6%*:
RP Crown Parent LLC, 1M LIBOR + 3.000%	4.88	10/12/2023	734,007	731,100	737,310
SS&C Technologies Holdings Europe S.A.R.L., LIBOR + 2.500%	4.81	2/28/2025	102,865	102,608	103,326
SS&C Technologies Inc., LIBOR + 2.500%	4.81	2/28/2025	288,354	287,633	289,646

Total Electronics			1,125,226	1,121,341	1,130,282

Finance — 2.5%*:
CallCredit Information Group Ltd., LIBOR - GBP + 4.500%+	5.19	3/31/2021	750,000	1,042,677	1,050,062
Focus Financial Partners LLC, 3M LIBOR + 2.750%	5.05	7/3/2024	1,492,500	1,500,639	1,496,231
Tempo Acquisition LLC, 1M LIBOR + 3.000%	4.88	5/1/2024	1,514,590	1,519,020	1,521,693
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	6.80	1/27/2023	561,483	559,651	558,878

Total Finance			4,318,573	4,621,987	4,626,864

Healthcare, Education and Childcare — 4.2%*:
Aenova Holding GmbH, EURIBOR + 4.000%+	5.00	9/29/2020	499,999	570,247	579,849
Amneal Pharmaceuticals LLC, LIBOR + 3.500%	5.81	3/7/2025	245,285	244,059	245,285
Cerba Healthcare S.A.S., EURIBOR + 3.000%+	3.00	4/20/2024	1,000,000	1,177,080	1,214,306
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%+	6.19	4/29/2024	1,173,977	1,178,089	1,170,549
Horizon Pharma, Inc., 1M LIBOR + 3.250%	5.13	3/29/2024	994,975	1,000,857	999,950
MModal, Inc., 1M LIBOR + 4.750%	6.52	1/31/2020	560,946	550,146	553,934
Ortho-Clinical Diagnostics S.A., 3M LIBOR + 3.750%	5.63	6/30/2021	1,231,819	1,217,585	1,241,365
Parexel International Corp., 1M LIBOR + 3.000%	4.63	9/27/2024	995,000	1,000,954	995,000
Rodenstock GmbH, EURIBOR + 4.500%+	4.13	5/30/2019	500,000	547,489	603,050

Total Healthcare, Education and Childcare			7,202,001	7,486,506	7,603,288

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Home and Office Furnishings, Housewares, and Durable Consumer Products — 2.2%*:
Hayward Industries, Inc., LIBOR + 3.50%	5.38%	8/5/2024	995,000	$1,001,964	$997,985
Keter Group B.V., EURIBOR + 4.250%+	5.25	10/31/2023	500,000	546,519	616,332
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	5.22	11/8/2023	1,228,770	1,227,843	1,108,964
Serta Simmons Bedding LLC, 1M LIBOR + 8.000%	9.71	11/8/2024	474,667	468,747	376,411
Visual Comfort Generation Brands Holdings, Inc., 1M LIBOR + 8.000%	9.88	2/28/2025	933,333	929,073	942,667

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,131,770	4,174,146	4,042,359

Hotels, Motels, Inns and Gaming — 1.1%*:
Amaya Holdings B.V.+	5.31	3/28/2025	523,290	521,982	525,383
HNVR Holdco Ltd., EURIBOR + 3.250%+	3.25	9/12/2023	500,000	555,625	611,995
Tackle S.a.r.l., EURIBOR + 3.250%+	3.25	8/8/2022	600,000	705,083	735,191
Wyndham Hotels & Resorts, Inc., LIBOR + 1.750%	4.06	3/28/2025	170,401	170,401	170,827

Total Hotels, Motels, Inns and Gaming			1,793,691	1,953,091	2,043,396

Insurance — 2.4%*:
AssuredPartners, Inc., 1M LIBOR + 3.500%	5.38	10/22/2024	995,000	999,557	996,493
Asurion LLC, 1M LIBOR + 2.750%	4.63	11/3/2023	1,924,723	1,934,198	1,937,060
Hub International Ltd., 3M LIBOR + 3.000%	4.84	10/2/2020	989,294	993,903	994,102
York Risk Services Holding Corp., 1M LIBOR + 3.750%	5.63	10/1/2021	439,274	431,259	429,390

Total Insurance			4,348,291	4,358,917	4,357,045

Leisure, Amusement, Entertainment — 0.5%*:
Delta 2 (LUX) S.a.r.l., 1M LIBOR + 2.500%	4.38	2/1/2024	509,619	511,356	508,345
Dorna Sports, S.L.+	5.09	4/12/2024	500,000	500,000	492,500

Total Leisure, Amusement, Entertainment			1,009,619	1,011,356	1,000,845

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.2%*:
Alison Bidco S.a.r.l., 1M LIBOR + 4.500%+	6.27	8/29/2021	143,427	142,724	140,200
Apex Tool Group LLC, 1M LIBOR + 3.750%	5.63	2/1/2022	186,988	186,073	186,554

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			330,415	328,797	326,754

Mining, Steel, Iron and Non-Precious Metals — 2.0%*:
Big River Steel LLC, 3M LIBOR + 5.000%	7.30	8/23/2023	118,806	120,425	120,291
Boomerang Tube LLC¤††	15.00	2/1/2019	75,898	75,977	75,898
Boomerang Tube LLC, 1M LIBOR + 15.000%¤††	16.65	2/1/2019	116,455	116,455	116,455
Boomerang Tube LLC, 1M LIBOR + 17.500%¤††	19.15	2/1/2021	100,170	100,169	11,019
Boomerang Tube LLC, 1M LIBOR + 18.000%¤††	19.65	9/1/2018	18,576	18,576	18,576

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Mining, Steel, Iron and Non-Precious Metals (continued):
Boomerang Tube LLC, 1M LIBOR + 18.000%¤††	19.88%	9/1/2018	9,289	$9,289	$9,289
Boomerang Tube LLC¤††	20.00	2/1/2019	44,263	42,953	39,837
Coronado Coal LLC, LIBOR + 6.500%	8.81	3/14/2025	214,847	208,401	211,624
Coronado Coal LLC, LIBOR + 6.500%	8.81	3/14/2025	58,595	56,837	57,716
Fairmount Santrol, Inc., 3M LIBOR + 6.000%	8.30	11/1/2022	1,401,568	1,382,219	1,415,583
H.C. Starck GmbH, 6M LIBOR + 7.000%+	8.84	5/30/2020	700,000	710,678	729,533
Murray Energy Corp., 3M LIBOR + 7.250%	9.55	4/16/2020	899,846	832,366	760,370

Total Mining, Steel, Iron and Non-Precious Metals			3,758,313	3,674,345	3,566,191

Oil and Gas — 3.2%*:
Caelus Energy Alaska O3 LLC, 3M LIBOR + 7.500%	9.68	4/15/2020	682,707	645,174	605,049
Delek US Holdings, Inc., LIBOR + 2.500%	3.00	3/13/2025	182,118	181,205	182,460
Fieldwood Energy LLC PIK, 3M LIBOR + 7.000%	8.88	8/31/2020	649,368	605,770	643,959
Fieldwood Energy LLC PIK, 3M LIBOR + 7.125%	9.43	9/30/2020	1,885,340	1,230,292	1,041,291
Floatel International, Ltd., 3M LIBOR + 5.000%	7.30	6/27/2020	197,512	196,764	163,935
Gulf Finance LLC, 3M LIBOR + 5.250%	7.56	8/25/2023	967,526	949,220	888,915
KCA Deutag Alpha Ltd., LIBOR + 6.750%+	9.06	3/31/2023	500,000	497,500	500,000
Seadrill Partners Finco LLC, 3M LIBOR + 6.000%	8.30	2/21/2021	249,207	191,341	208,294
Southcross Holdings Borrower LP, 1M LIBOR + 5.500%	9.00	4/13/2023	10,722	10,722	10,562
Summit Midstream Partners Holdings LLC, 1M LIBOR + 6.000%	7.88	5/13/2022	101,495	100,681	102,509
UTEX Industries, Inc., 1M LIBOR + 4.000%	5.88	5/22/2021	1,254,961	1,121,916	1,228,821
UTEX Industries, Inc., 1M LIBOR + 7.250%	9.13	5/22/2022	355,556	325,526	342,222

Total Oil and Gas			7,036,512	6,056,111	5,918,017

Printing and Publishing — 0.2%*:
Springer Science+Business Media Deutschland GmbH, 2M LIBOR + 3.500%+	5.38	8/15/2022	401,451	402,618	402,579

Retail Stores — 0.8%*:
EG Finco Ltd., LIBOR + 4.000%+	6.31	3/31/2025	367,666	365,828	366,655
EG Group Ltd., EURIBOR + 4.000%+	4.00	1/31/2025	255,352	316,622	311,382
EG Group Ltd., EURIBOR + 4.000%+	4.00	1/31/2025	76,452	94,797	93,228
Thom Europe S.A.S, EURIBOR + 4.500%+	4.50	8/7/2024	500,000	575,710	615,514

Total Retail Stores			1,199,470	1,352,957	1,386,779

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Telecommunications — 0.6%*:
Altice Financing S.A., 3M LIBOR + 2.750%+	4.47%	7/15/2025	173,138	$172,754	$169,458
Numericable Group SA, 3M LIBOR + 2.750%+	4.52	7/31/2025	496,250	495,149	480,122
Syniverse Holdings, Inc., 3M LIBOR + 5.000%	6.72	3/9/2023	200,078	198,095	202,217
Syniverse Holdings, Inc., 3M LIBOR + 9.000%	10.72	3/11/2024	153,729	151,440	155,459

Total Telecommunications			1,023,195	1,017,438	1,007,256

Utilities — 1.4%*:
Calpine Corp., LIBOR + 2.500%	4.81	1/15/2024	994,885	994,885	997,183
Dynegy, Inc., 1M LIBOR + 2.750%	4.60	2/7/2024	907,572	911,020	912,718
EFS Cogen Holdings I LLC, 3M LIBOR + 3.500%	5.56	6/28/2023	701,304	696,032	705,982

Total Utilities			2,603,761	2,601,937	2,615,883

Total Bank Loans			61,681,905	62,536,548	62,199,078

Corporate Bonds — 47.0%*:

Aerospace and Defense — 2.5%*:
Park Aerospace Holdings Ltd.^	4.50	3/15/2023	584,000	584,000	553,340
Swissport Financing Sarl+	9.75	12/15/2022	300,000	392,572	385,753
TransDigm, Inc.	5.50	10/15/2020	500,000	505,844	503,125
TransDigm, Inc.	6.38	6/15/2026	1,243,000	1,247,269	1,252,322
TransDigm, Inc.	6.50	5/15/2025	203,000	205,723	205,030
Triumph Group, Inc.	5.25	6/1/2022	875,000	872,172	848,750
Triumph Group, Inc.	7.75	8/15/2025	750,000	803,999	768,750

Total Aerospace and Defense			4,455,000	4,611,579	4,517,070

Automobile — 2.1%*:
AA Bond Co. Ltd.+	5.50	7/31/2022	600,000	792,201	766,459
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	477,000	394,082	484,751
International Automotive Components Group SA^	9.13	6/1/2018	825,000	826,334	780,656
JB Poindexter & Co., Inc.^	9.00	4/1/2022	802,000	834,258	827,063
RAC Bond Co. PLC+	5.00	11/6/2022	600,000	796,143	793,990
Wabash National Corp.^	5.50	10/1/2025	182,000	182,000	177,450

Total Automobile			3,486,000	3,825,018	3,830,369

Beverage, Food and Tobacco — 2.4%*:
Boparan Finance PLC+	5.50	7/15/2021	1,100,000	1,443,611	1,451,783
IRB Holding Corp.^	6.75	2/15/2026	1,000,000	982,548	980,100
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88	7/15/2024	700,000	715,964	682,710
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75	2/15/2028	500,000	500,000	480,000
Pilgrim’s Pride Corp.^	5.75	3/15/2025	355,000	357,254	344,744
Pilgrim’s Pride Corp.^	5.88	9/30/2027	312,000	303,466	293,998
US Foods, Inc.^	5.88	6/15/2024	154,000	154,000	157,465

Total Beverage, Food and Tobacco			4,121,000	4,456,843	4,390,800

Broadcasting and Entertainment — 2.3%*:
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.00	2/1/2028	1,750,000	1,742,756	1,640,625
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	1,000,000	1,003,892	998,750
CSC Holdings LLC^	5.38	2/1/2028	335,000	335,000	316,438

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Broadcasting and Entertainment (continued):
DISH DBS Corp.	7.75%	7/1/2026	691,000	$695,521	$647,985
Sirius XM Radio, Inc.^	5.00	8/1/2027	436,000	436,000	409,840
VTR Finance BV^+	6.88	1/15/2024	250,000	244,633	260,377

Total Broadcasting and Entertainment			4,462,000	4,457,802	4,274,015

Buildings and Real Estate — 0.9%*:
GEO Group, Inc. (The)	5.88	1/15/2022	500,000	480,458	513,750
Standard Industries, Inc.^	4.75	1/15/2028	885,000	885,000	832,741
William Lyon Homes, Inc.	7.00	8/15/2022	295,000	299,033	302,375

Total Buildings and Real Estate			1,680,000	1,664,491	1,648,866

Cargo Transport — 1.1%*:
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	580,000	580,000	627,850
Kenan Advantage Group, Inc.^	7.88	7/31/2023	1,367,000	1,367,000	1,401,175

Total Cargo Transport			1,947,000	1,947,000	2,029,025

Chemicals, Plastics and Rubber — 1.6%*:
A Schulman, Inc.	6.88	6/1/2023	1,000,000	1,029,694	1,055,000
Consolidated Energy Finance SA^	6.88	6/15/2025	440,000	437,971	460,900
Monitchem HoldCo 2 SA+	6.88	6/15/2022	650,000	721,331	749,716
Pinnacle Operating Corp.^	9.00	5/15/2023	453,953	548,523	426,716
Platform Specialty Products Corp.^	5.88	12/1/2025	180,000	180,000	175,950

Total Chemicals, Plastics and Rubber			2,723,953	2,917,519	2,868,282

Containers, Packaging and Glass — 1.9%*:
Coveris Holdings SA^	7.88	11/1/2019	1,400,000	1,399,710	1,403,500
SIG Combibloc Holdings SCA+	7.75	2/15/2023	650,000	833,087	831,104
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.^	6.38	5/1/2022	1,200,000	1,193,215	1,234,500

Total Containers, Packaging and Glass			3,250,000	3,426,012	3,469,104

Diversified Natural Resources, Precious Metals and Minerals — 0.3%*:
Parker Drilling Co.	6.75	7/15/2022	750,000	681,079	581,250

Diversified/Conglomerate Manufacturing — 1.2%*:
Appvion, Inc.~^	9.00	6/1/2020	500,000	506,345	50
EnPro Industries, Inc.	5.88	9/15/2022	400,000	402,852	413,500
Griffon Corp.	5.25	3/1/2022	1,300,000	1,297,445	1,305,265
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88	6/1/2021	500,000	510,532	493,750

Total Diversified/Conglomerate Manufacturing			2,700,000	2,717,174	2,212,565

Diversified/Conglomerate Service — 4.7%*:
Algeco Global Finance PLC+	6.50	2/15/2023	500,000	605,962	615,040
APTIM Corp.^	7.75	6/15/2025	266,000	266,000	230,090
Carlson Travel, Inc.^	6.75	12/15/2023	938,000	963,385	935,655
Carlson Travel, Inc.^	9.50	12/15/2024	277,000	277,000	258,649
Iron Mountain UK PLC	3.88	11/15/2025	450,000	597,667	597,270
Nuance Communications, Inc.	5.63	12/15/2026	1,000,000	991,546	982,500
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	2,100,000	2,256,269	2,275,728
ServiceMaster Co. LLC (The)^	5.13	11/15/2024	627,000	627,000	606,622
Verisure Midholding AB+	5.75	12/1/2023	1,700,000	2,004,554	2,065,785

Total Diversified/Conglomerate Service			7,858,000	8,589,383	8,567,339

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Electronics — 1.4%*:
Solera LLC/Solera Finance, Inc.^	10.50%	3/1/2024	376,000	$422,983	$418,300
TIBCO Software, Inc.^	11.38	12/1/2021	1,881,000	2,050,778	2,047,939

Total Electronics			2,257,000	2,473,761	2,466,239

Finance — 5.7%*:
Cabot Financial Luxembourg SA+	7.50	10/1/2023	650,000	909,068	952,988
Galaxy Finco Ltd.+	7.88	11/15/2021	700,000	1,008,372	972,672
Garfunkelux Holdco 2 SA+	11.00	11/1/2023	400,000	573,153	567,654
Garfunkelux Holdco 3 S.A.+	8.50	11/1/2022	700,000	977,079	994,377
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	2/1/2022	300,000	308,374	305,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.38	12/15/2025	381,000	381,000	382,905
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75	2/1/2024	1,250,000	1,250,000	1,271,875
Jerrold Finco PLC+	6.13	1/15/2024	450,000	560,276	615,996
LPL Holdings, Inc.^	5.75	9/15/2025	1,282,000	1,302,963	1,265,591
Veritas US, Inc./Veritas Bermuda Ltd.^	7.50	2/1/2023	817,000	867,617	819,043
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	1,289,000	1,352,191	1,205,215
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75	6/15/2022	921,000	966,357	972,806

Total Finance			9,140,000	10,456,450	10,326,372

Grocery — 0.4%*:
C&S Group Enterprises LLC^	5.38	7/15/2022	270,000	262,467	254,440
Post Holdings, Inc.^	5.50	3/1/2025	201,000	201,000	197,985
Post Holdings, Inc.^	5.75	3/1/2027	249,000	249,000	247,755

Total Grocery			720,000	712,467	700,180

Healthcare, Education and Childcare — 3.3%*:
Avantor, Inc.^	6.00	10/1/2024	424,000	424,000	421,880
CHS/Community Health Systems, Inc.	6.25	3/31/2023	145,000	145,000	133,581
Cognita Financing PLC+	7.75	8/15/2021	500,000	724,734	722,545
Halyard Health, Inc.	6.25	10/15/2022	288,000	289,380	295,200
IDH Finance PLC+	6.25	8/15/2022	400,000	502,600	510,692
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	735,000	695,326	716,625
Tenet Healthcare Corp.^	4.63	7/15/2024	560,000	560,000	538,300
Teva Pharmaceutical Finance Netherlands III BV^	6.00	4/15/2024	229,000	229,000	222,400
Unilabs Subholding AB+	5.75	5/15/2025	300,000	371,548	372,072
Valeant Pharmaceuticals International, Inc.	4.50	5/15/2023	100,000	92,812	108,870
Valeant Pharmaceuticals International, Inc.^	5.50	11/1/2025	184,000	184,000	179,124
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	1,325,000	1,127,256	1,143,475
Valeant Pharmaceuticals International, Inc.^	9.00	12/15/2025	177,000	174,603	175,894
West Street Merger Sub, Inc.^	6.38	9/1/2025	507,000	507,000	482,918

Total Healthcare, Education and Childcare			5,874,000	6,027,259	6,023,576

Hotels, Motels, Inns and Gaming — 1.1%*:
TVL Finance PLC+	8.50	5/15/2023	480,000	677,800	720,581

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Hotels, Motels, Inns and Gaming (continued):
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.^	5.50%	3/1/2025	1,250,000	$1,240,652	$1,256,250

Total Hotels, Motels, Inns and Gaming			1,730,000	1,918,452	1,976,831

Insurance — 0.5%*:
AssuredPartners, Inc.^	7.00	8/15/2025	750,000	751,761	740,625
USIS Merger Sub, Inc.^	6.88	5/1/2025	146,000	146,000	146,000

Total Insurance			896,000	897,761	886,625

Leisure, Amusement, Entertainment — 1.3%*:
AMC Entertainment Holdings, Inc.	6.38	11/15/2024	750,000	968,735	1,075,926
Interval Acquisition Corp.	5.63	4/15/2023	459,000	459,000	469,328
Perform Group Financing PLC+	8.50	11/15/2020	400,000	549,576	575,230
WMG Acquisition Corp.	4.13	11/1/2024	150,000	165,757	193,067

Total Leisure, Amusement, Entertainment			1,759,000	2,143,068	2,313,551

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.6%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00	2/15/2023	537,000	537,000	535,658
Xerium Technologies, Inc.	9.50	8/15/2021	500,000	496,640	515,000

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			1,037,000	1,033,640	1,050,658

Mining, Steel, Iron and Non-Precious Metals — 1.6%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	1,000,000	1,001,955	1,020,000
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC^+	6.50	5/15/2021	166,000	166,000	172,137
Constellium NV	4.25	2/15/2026	100,000	116,620	124,485
First Quantum Minerals Ltd.^+	6.50	3/1/2024	1,000,000	1,000,000	948,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	654,000	645,050	673,620

Total Mining, Steel, Iron and Non-Precious Metals			2,920,000	2,929,625	2,938,992

Oil and Gas — 5.8%*:
Chesapeake Energy Corp.^	8.00	12/15/2022	756,000	781,034	800,415
Citgo Holding, Inc.^	10.75	2/15/2020	350,000	344,575	370,563
Energy Transfer Equity LP	4.25	3/15/2023	903,000	903,000	875,910
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	1,343,000	1,297,388	896,452
Ferrellgas LP/Ferrellgas Finance Corp.	6.75	1/15/2022	1,000,000	1,008,823	947,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	284,000	276,182	260,570
Genesis Energy LP/Genesis Energy Finance Corp.	6.00	5/15/2023	1,000,000	984,426	985,000
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	8/1/2022	500,000	485,255	513,125
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25	10/15/2025	1,121,000	1,104,744	1,008,900
Jupiter Resources, Inc.^+	8.50	10/1/2022	1,450,000	1,249,289	667,000
KCA Deutag UK Finance plc^+	9.63	4/1/2023	250,000	250,000	251,563
Kosmos Energy Ltd.	7.88	8/1/2021	1,177,000	1,144,592	1,197,597

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas (continued):
PBF Holding Co. LLC/PBF Finance Corp.	7.25%		6/15/2025	600,000	$620,787	$623,250
Welltec A/S^+	9.50		12/1/2022	1,137,000	1,126,528	1,173,952

Total Oil and Gas				11,871,000	11,576,623	10,571,797

Personal and Non-Durable Consumer Products Mfg. Only — 0.1%*:
Prestige Brands, Inc.^	6.38		3/1/2024	271,000	275,014	277,775

Personal Transportation — 0.7%*:
Hertz Corp. (The)^	7.63		6/1/2022	1,285,000	1,281,607	1,304,275

Personal, Food and Miscellaneous — 0.3%*:
Ocado Group PLC+	4.00		6/15/2024	350,000	449,095	486,191

Retail Stores — 2.1%*:
CBR Fashion Finance BV+	5.13		10/1/2022	200,000	232,580	224,562
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%+	6.35	#	9/15/2020	150,000	232,803	166,862
HSS Financing PLC+	6.75		8/1/2019	272,000	393,937	362,612
L Brands, Inc.	5.25		2/1/2028	500,000	500,000	471,250
Maxeda DIY Holding B.V.+	6.13		7/15/2022	400,000	474,356	471,262
Penske Automotive Group, Inc.	5.50		5/15/2026	1,345,000	1,341,292	1,321,462
Takko Luxembourg 2 SCA, 3M USD LIBOR + 5.375%+	5.38	#	11/15/2023	200,000	245,878	243,346
Travelex Financing PLC+	8.00		5/15/2022	500,000	569,390	614,610

Total Retail Stores				3,567,000	3,990,236	3,875,966

Telecommunications — 0.3%*:
Cequel Communications Holdings I LLC/Cequel Capital Corp.^	7.50		4/1/2028	386,000	386,000	394,685
Zayo Group LLC/Zayo Capital, Inc.^	5.75		1/15/2027	186,000	186,000	181,815

Total Telecommunications				572,000	572,000	576,500

Utilities — 0.8%*:
Nordex SE+	6.50		2/1/2023	250,000	310,488	282,281
NRG Energy, Inc.	7.25		5/15/2026	789,000	799,144	834,604
Viridian Group Finance Co. PLC+	4.75		9/15/2024	300,000	396,000	394,981

Total Utilities				1,339,000	1,505,632	1,511,866

Total Corporate Bonds				83,020,953	87,536,590	85,676,079

Total Fixed Income				166,402,858	171,643,775	169,831,579

Short-Term Investments — 7.7%*:
Bank Deposit — 7.7%*:
State Street Bank & Trust Co. Euro Time Deposit	0.28		4/2/2018	13,940,126	13,940,126	13,940,126

Total Investments				199,532,505	186,307,558	184,837,636

Other assets and liabilities – (1.5%)*						(2,656,734)

Net Assets – 100.0%						$182,180,902

PIK	Payment-in-kind
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	72.7%
United Kingdom	9.3%
Netherlands	4.9%
Germany	3.9%
France	1.8%
Sweden	1.6%
Other (Individually less than 1%)	5.8%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2018. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
~	Defaulted security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2018.

A summary of outstanding derivatives at March 31, 2018 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/13/18	Bank of America N.A.	EUR	28,205	$34,726	$35,050	$(324)
4/13/18	JPMorgan Chase Bank N.A.	GBP	61,957	86,959	86,176	783

Net unrealized appreciation on forward foreign currency exchange contracts to buy						$459

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/13/18	JPMorgan Chase Bank N.A.	EUR	15,832,133	$19,492,932	$19,676,518	$183,586
4/13/18	Bank of America N.A.	EUR	497,500	612,535	612,659	124
4/13/18	Bank of America N.A.	GBP	750,075	1,052,753	1,039,003	(13,750)
4/13/18	Citibank N.A.	GBP	9,948,488	13,963,007	13,837,467	(125,540)

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$44,420

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.2%*:

Asset-Backed Securities — 39.2%*:

CDO/CLO — 4.5%*:
AIMCO CLO 2014-AA AR, 3M USD LIBOR + 1.100%^	2.84	#%	7/20/2026	1,200,000	$1,200,000	$1,200,364
ALM VII Ltd. 2012-7A A1R, 3M USD LIBOR + 1.480%^	3.20	#	10/15/2028	390,000	390,000	394,610
Apidos CLO XXV 2016-25A A1, 3M USD LIBOR + 1.460%^	3.20	#	10/20/2028	470,000	470,000	471,606
Avery Point III CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.120%^	2.85	#	1/18/2025	800,000	800,000	800,363
BlueMountain CLO Ltd. 2015-2A A1, 3M USD LIBOR + 1.430%^	3.16	#	7/18/2027	500,000	493,523	501,266
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R, 3M USD LIBOR + 1.200%^	2.92	#	10/15/2026	250,000	250,000	250,044
Denali Capital CLO Ltd. 2013 1A A1LR, 3M USD LIBOR + 1.050%^	2.80	#	10/26/2027	2,420,000	2,420,000	2,427,226
Galaxy XX CLO Ltd., 3M USD LIBOR + 1.000%^	3.11	#	4/20/2031	1,200,000	1,200,000	1,202,882
LCM XIV LP 2014-A, 3M USD LIBOR + 1.150%^	2.87	#	7/15/2025	491,962	491,686	492,039
LCM XXIII Ltd. 23A A1, 3M USD LIBOR + 1.400%^	3.14	#	10/20/2029	610,000	610,000	617,012
Madison Park Funding XIV Ltd. 2014-14A A1R, 3M USD LIBOR + 1.120%^	2.86	#	7/20/2026	290,000	290,000	290,154
Madison Park Funding XXII Ltd. 2016-22A A, 3M USD LIBOR + 1.480%^	3.23	#	10/25/2029	350,000	350,000	354,860
Magnetite XI Ltd. 2014-11A A1R, 3M USD LIBOR + 1.120%^	2.85	#	1/18/2027	890,000	890,000	890,141
Neuberger Berman CLO XX Ltd. 2015-20A BR, 3M USD LIBOR + 1.250%^	2.97	#	1/15/2028	2,000,000	2,000,000	1,999,880
OCP CLO Ltd. 2015-8A A2AR, 3M USD LIBOR + 1.450%^	3.18	#	4/17/2027	900,000	900,000	899,990
OHA Loan Funding Ltd. 2015-1A AR, 3M USD LIBOR + 1.410%^	3.25	#	8/15/2029	840,000	840,000	852,181
Race Point VIII CLO Ltd. 2013-8A AR, 3M USD LIBOR + 1.340%^	3.22	#	2/20/2030	1,320,000	1,320,000	1,329,268
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%^	2.80	#	1/15/2030	570,000	570,000	572,714
Seneca Park CLO Ltd. 2014-1A AR, 3M USD LIBOR + 1.120%^	2.85	#	7/17/2026	360,000	360,000	360,054
Symphony CLO XV Ltd. 2014-15A AR, 3M USD LIBOR + 1.180%^	2.91	#	10/17/2026	1,100,000	1,100,000	1,100,258
TCI-Symphony CLO Ltd. 2016-1A A, 3M USD LIBOR + 1.480%^	3.20	#	10/13/2029	320,000	320,000	324,309
TPG Real Estate Finance 2018-FL-1 Issuer Ltd., 1M USD LIBOR + 0.750%^	2.54	#	2/15/2035	680,000	680,000	680,376
Treman Park CLO Ltd. 2015-1A AR, 3M USD LIBOR + 1.370%^	3.11	#	4/20/2027	970,000	970,000	970,394
VMC Finance 2018-FL1 LLC, 1M USD LIBOR + 0.820%^	2.60	#	4/15/2035	960,000	960,000	966,679

Total CDO/CLO				19,881,962	19,875,209	19,948,670

Other Asset-Backed Securities — 34.7%*:
321 Henderson Receivables II LLC 2006-3A A1, 1M USD LIBOR + 0.200%^	1.98	#	9/15/2041	132,132	128,377	125,190

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Access Group, Inc. 2015-1 A, 1M USD LIBOR + 0.700%^	2.57	#%	7/25/2056	132,688	$129,820	$133,616
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%^	3.37	#	7/25/2058	100,000	86,523	89,123
AccessLex Institute 2002-A A2, 28 Day ARS¤	1.96	#	9/25/2037	600,000	553,952	596,400
AccessLex Institute 2004-A A3, 28 day ARS	1.70	#	7/1/2039	1,400,000	1,374,303	1,382,003
AccessLex Institute 2005-1 A3, 3M USD LIBOR + 0.150%	2.37	#	6/22/2022	31,298	30,979	31,297
Accredited Mortgage Loan Trust 2004-04 A2D, 1M USD LIBOR + 0.700%	2.57	#	1/25/2035	514,712	504,875	520,292
American Credit Acceptance Receivables Trust 2017-1 B^	2.39		2/16/2021	580,000	579,959	578,323
American Credit Acceptance Receivables Trust 2017-4 C^	2.94		1/10/2024	1,790,000	1,789,938	1,779,284
AmeriCredit Automobile Receivables Trust 2014-1 D	2.54		6/8/2020	310,000	309,766	309,883
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	78,200	78,200	78,855
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	2.77	#	10/25/2034	282,880	257,635	278,660
ARI Fleet Lease Trust 2016-A A3^	2.11		7/15/2024	200,000	199,969	198,852
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE1 M1, 1M USD LIBOR + 0.750%	2.62	#	3/25/2035	316,153	314,333	312,986
Avant Loans Funding Trust 2017-B A^	2.29		6/15/2020	1,008,780	1,008,901	1,007,322
BCC Funding XIV LLC^	2.20		2/20/2019	3,945,566	3,945,566	3,943,234
BlueVirgo Trust 2015-1A^	3.00		12/15/2022	121,809	121,433	122,037
BRE Grand Islander Timeshare Issuer LLC 2017-1A A^	2.94		5/25/2029	269,611	269,547	264,116
BRE Grand Islander Timeshare Issuer LLC 2017-1A B^	3.24		5/25/2029	222,032	222,003	216,442
Capital Automotive LLC 2017-1A A1^	3.87		4/15/2047	307,158	307,071	306,717
CarFinance Capital Auto Trust 2014-2 A^	1.44		11/16/2020	4,758	4,733	4,756
Cazenovia Creek Funding I LLC 2015-1A A^	2.00		12/10/2023	49,769	49,361	49,707
Centex Home Equity Loan Trust 2006-A AV4, 1M USD LIBOR + 0.250%	2.12	#	6/25/2036	145,638	142,324	145,919
Chase Education Loan Trust, 3M USD LIBOR + 0.220%	2.52	#	6/28/2040	825,604	779,265	777,978
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates 2005-OPT3 M2, 1M USD LIBOR + 0.675%	2.55	#	5/25/2035	134,988	134,665	135,363
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	417,006	420,858	418,493
CLI Funding V LLC 2013-1A^	2.83		3/18/2028	48,733	48,522	47,885
CLI Funding V LLC 2013-2A^	3.22		6/18/2028	981,648	971,029	972,483
CLI Funding V LLC 2014-1A A^	3.29		6/18/2029	833,583	829,394	824,556
CLI Funding VI LLC 2017-1A A^	3.62		5/18/2042	1,816,043	1,819,789	1,803,003
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	2.21	#	1/15/2037	187,166	165,389	172,699

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Commonbond Student Loan Trust 2016-B A1^	2.73%		10/25/2040	1,676,776	$1,683,559	$1,645,666
Commonbond Student Loan Trust 2017-A-GS^	5.28		5/25/2041	710,000	709,914	713,444
Commonbond Student Loan Trust 2018-A-GS^	3.82		2/25/2044	440,000	439,901	439,857
CPS Auto Receivables Trust 2015-B A^	1.65		11/15/2019	17,563	17,491	17,551
CPS Auto Receivables Trust 2015-C B^	2.55		2/18/2020	58,870	58,865	58,861
CPS Auto Receivables Trust 2016-A A^	2.25		10/15/2019	2,200	2,200	2,200
CPS Auto Receivables Trust 2016-B A^	2.07		11/15/2019	23,189	23,189	23,180
CPS Auto Receivables Trust 2016-C A^	1.62		1/15/2020	30,673	30,673	30,635
CPS Auto Receivables Trust 2016-C B^	2.48		9/15/2020	180,000	179,989	179,612
CPS Auto Receivables Trust 2018-A^	2.16		5/17/2021	343,533	343,527	342,534
CPS Auto Trust 2017-A B^	2.68		5/17/2021	1,200,000	1,200,000	1,195,088
CPS Auto Trust 2017-D A^	1.87		3/15/2021	1,605,918	1,602,944	1,599,014
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	50,552	48,299	46,681
DB Master Finance LLC 2015-1A A2II^	3.98		2/20/2045	1,164,000	1,172,507	1,177,443
Diamond Resorts Owner Trust 2013-2 A^	2.27		5/20/2026	369,479	366,973	369,205
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	20,548	20,547	20,283
Diamond Resorts Owner Trust 2015-2 A^	2.99		5/22/2028	80,231	81,053	79,667
Diamond Resorts Owner Trust 2015-2 B^	3.54		5/22/2028	29,175	29,174	28,854
Diamond Resorts Owner Trust 2016-1 A^	3.08		11/20/2028	563,187	563,187	551,052
Domino’s Pizza Master Issuer LLC 2015-1A A2I^	3.48		10/25/2045	334,050	328,415	333,469
DRB Prime Student Loan Trust 2015-A A2^	3.06		7/25/2031	60,103	59,395	60,041
DRB Prime Student Loan Trust 2015-B A2^	3.17		7/25/2031	172,104	171,482	170,725
DRB Prime Student Loan Trust 2015-B A3^	2.54		4/27/2026	24,466	24,464	24,080
DRB Prime Student Loan Trust 2015-D A1, 1M USD LIBOR + 1.700%^	3.57	#	1/25/2040	199,407	196,927	203,439
DRB Prime Student Loan Trust 2015-D A2^	3.20		1/25/2040	717,354	716,625	712,161
DRB Prime Student Loan Trust 2016-A A1, 1M USD LIBOR + 2.000%^	3.87	#	4/25/2040	1,044,319	1,069,081	1,074,437
DRB Prime Student Loan Trust 2016-B A2^	2.89		6/25/2040	198,719	198,662	195,735
DRB Prime Student Loan Trust 2016-R A1, 1M USD LIBOR + 1.900%^¤	3.77	#	10/25/2044	1,031,552	1,031,552	1,032,068
Drive Auto Receivables Trust 2015-AA C^	3.06		5/17/2021	183,450	184,987	183,783
Drive Auto Receivables Trust 2016-BA B^	2.56		6/15/2020	312,204	312,700	312,211
Drive Auto Receivables Trust 2017-1 C	2.84		4/15/2022	350,000	349,958	349,708
Drive Auto Receivables Trust 2017-2 C	2.75		9/15/2023	200,000	199,992	198,534
Drug Royalty Corp Inc. 2012-1 A1, 3M USD LIBOR + 5.250%^	6.13	#	7/15/2024	25,103	25,591	25,293
DT Auto Owner Trust 2018-1^	2.59		5/17/2021	2,140,000	2,139,962	2,139,962
DT Auto Owner Trust 2018-1^	3.04		1/18/2022	570,000	569,952	569,951
Earnest Student Loan Program LLC 2016-B A1, 1M USD LIBOR + 2.050%^	3.92	#	2/26/2035	197,405	197,405	205,230
Earnest Student Loan Program LLC 2016-C A2^	2.68		7/25/2035	333,057	331,217	322,167

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Earnest Student Loan Program LLC 2016-D A2^	2.72%		1/25/2041	369,250	$369,139	$362,021
ECMC Group Student Loan Trust 2016-1A A, 1M USD LIBOR + 1.350%^	3.22	#	7/26/2066	459,584	459,584	465,638
ECMC Group Student Loan Trust 2017-1A A, 1M USD LIBOR + 1.200%^	3.07	#	12/27/2066	1,327,769	1,327,769	1,343,832
ECMC Group Student Loan Trust 2018-1, 1M USD LIBOR + 0.750%^	2.53	#	2/27/2068	1,700,000	1,700,000	1,699,693
EdLinc Student Loan Funding Trust 2017-A A, 1M USD LIBOR - 1.150%^	3.35	#	12/1/2047	1,876,885	1,863,897	1,861,984
Education Loan Asset-Backed Trust I 2013-1 A1, 1M USD LIBOR + 0.800%^	2.67	#	6/25/2026	438,888	434,118	439,087
Elara HGV Timeshare Issuer LLC 2014-A B^	3.02	#**	2/25/2027	26,345	26,147	26,003
Elara HGV Timeshare Issuer LLC 2016-A A^	2.73		4/25/2028	208,043	208,040	204,119
Elara HGV Timeshare Issuer LLC 2017-A A^	2.69		3/25/2030	486,215	486,172	478,792
Element Rail Leasing II LLC 2015-1A A1+^	2.71		2/19/2045	361,771	358,655	357,933
Element Rail Leasing II LLC 2015-1A A1+^	3.97		3/19/2046	123,291	123,291	123,677
Element Rail Leasing II LLC 2016-1A A2+^	5.05		3/19/2046	800,000	813,135	831,417
Entergy New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	139,849	139,822	137,566
Enterprise Fleet Financing LLC 2016-1 A2^	1.83		9/20/2021	223,625	223,605	223,059
Enterprise Fleet Financing LLC 2017-1 A3^	2.60		7/20/2022	240,000	239,952	238,907
Exeter Automobile Receivables Trust 2015-2A C^	3.90		3/15/2021	800,000	808,309	806,340
Exeter Automobile Receivables Trust 2016-3A B^	2.84		8/16/2021	240,000	239,969	239,860
Exeter Automobile Receivables Trust 2017-1A B^	3.00		12/15/2021	430,000	429,925	430,515
Exeter Automobile Receivables Trust 2018-1^	2.21		5/17/2021	958,531	958,477	955,634
Exeter Automobile Receivables Trust 2018-1^	2.75		4/15/2022	480,000	480,000	476,467
First Franklin Mortgage Loan Trust 2004-FFH4 M5, 1M USD LIBOR + 1.575%	3.45	#	1/25/2035	303,255	304,642	309,301
First Franklin Mortgage Loan Trust 2005 FF3 M3, 1M USD LIBOR + 0.720%	2.59	#	4/25/2035	194	193	194
First Investors Auto Owner Trust 2016-2A B^	2.21		7/15/2022	520,000	519,979	510,828
First Investors Auto Owner Trust 2017-3A B^	2.72		4/17/2023	560,000	559,962	551,148
Flagship Credit Auto Trust 2015-2 A^	1.98		10/15/2020	17,533	17,532	17,499
Flagship Credit Auto Trust 2015-3 A^	2.38		10/15/2020	147,679	148,062	147,571
Flagship Credit Auto Trust 2016-1 A^	2.77		12/15/2020	125,998	125,822	126,074
Flagship Credit Auto Trust 2016-3 B^	2.43		6/15/2021	310,000	309,981	308,557

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Flagship Credit Auto Trust 2016-4 B^	2.41%		10/15/2021	1,940,000	$1,941,157	$1,922,765
Flagship Credit Auto Trust 2016-4 C^	2.71		11/15/2022	410,000	409,982	405,402
Flagship Credit Auto Trust 2017-1 B^	2.83		3/15/2023	895,000	894,977	892,818
Flagship Credit Auto Trust 2017-4 C^	2.92		11/15/2023	1,140,000	1,139,007	1,121,718
Flagship Credit Auto Trust 2018-1^	3.13		1/17/2023	2,250,000	2,249,532	2,249,522
FNA Trust 2015-1 A^	3.24		12/10/2023	101,711	101,752	101,304
FRS I LLC 2013-1A A1^	1.80		4/15/2043	17,989	17,813	17,848
Global SC Finance II SRL 2014-1A A1+^	3.19		7/17/2029	196,333	196,295	193,284
Global SC Finance IV Ltd.+^	3.85		4/15/2037	404,240	404,100	403,928
Goal Capital Funding Trust 2010-1 A, 3M USD LIBOR + 0.700%^	2.64	#	8/25/2048	184,935	177,610	184,735
Goal Structured Solution Trust 2015-1 B, 1M USD LIBOR + 1.500%^	3.37	#	9/25/2043	100,000	76,428	97,675
Goodgreen Trust 2016-1 A^	3.23		10/15/2052	546,131	545,864	532,216
GSAMP Trust 2005-SEA2 A1, 1M USD LIBOR + 0.350%^	2.22	#	1/25/2045	15,094	14,528	15,082
Hero Funding 2017-3A A1^	3.19		9/20/2048	823,178	822,901	811,517
HERO Funding Trust 2015-1A A^	3.84		9/21/2040	861,489	877,073	875,376
HERO Funding Trust 2016-4A A1^	3.57		9/20/2047	367,958	367,813	362,435
HERO Funding Trust 2017-2A A1^	3.28		9/20/2048	129,206	129,190	129,020
HERO Funding Trust 2017-2A A2^	4.07		9/20/2048	101,519	104,017	103,877
Hertz Vehicle Financing II LP^	3.60		2/25/2024	1,320,000	1,319,537	1,308,001
Higher Education Funding I 2004-1 B1, 28 day ARS^	2.98	#	1/1/2044	950,000	828,674	889,308
Hilton Grand Vacations Trust 2013-A A^	2.28		1/25/2026	45,790	45,201	45,293
Hilton Grand Vacations Trust 2017-AA B^	2.96	#**	12/26/2028	323,756	323,742	315,999
Laurel Road Prime Student Loan Trust 2017-B CFX^	3.61		8/25/2042	520,000	519,921	503,324
Laurel Road Prime Student Loan Trust 2017-C B^	2.95		11/25/2042	590,000	589,771	570,981
Lendmark Funding Trust 2017-1A^	2.83		12/22/2025	570,000	568,981	565,973
Lendmark Funding Trust 2017-2A A^	2.80		5/20/2026	679,964	679,938	675,125
Mariner Finance Issuance Trust 2017-AA A^	3.62		2/20/2029	480,000	479,912	481,695
Mariner Finance Issuance Trust 2017-BA B^	2.92		12/20/2029	2,100,000	2,099,791	2,074,841
Marlette Funding Trust 2016-1A A^	3.06		1/17/2023	136,439	136,552	136,581
Marlette Funding Trust 2017-1A A^	2.83		3/15/2024	941,922	944,219	942,002
Marlette Funding Trust 2017-2A A^	2.39		7/15/2024	301,850	301,850	301,143
Marlette Funding Trust 2017-3A A^	2.36		12/15/2024	383,504	383,485	382,061
Marlette Funding Trust 2018-1^	2.61		3/15/2028	2,237,694	2,237,589	2,234,430
Miramax LLC 2014-1A A2^	3.34		7/20/2026	100,296	100,591	99,925
Mosaic Solar Loans LLC 2017-1A A^	4.45		6/20/2042	109,233	109,203	111,442
Mosaic Solar Loans LLC 2017-2A D^	Zero Coupon		9/20/2042	890,000	792,164	803,122
MVW Owner Trust 2013-1A A^	2.15		4/22/2030	308,007	305,752	302,462
MVW Owner Trust 2015-1A A^	2.52		12/20/2032	38,593	38,591	38,184
MVW Owner Trust 2016-1A A^	2.25		12/20/2033	1,775,392	1,760,355	1,735,151
MVW Owner Trust 2017-1A A^	2.42		12/20/2034	110,300	110,283	107,854
Nations Equipment Finance Funding III LLC 2016-1A A^	3.61		2/20/2021	68,512	68,511	68,452
Navient Student Loan Trust 2015-1 B, 1M USD LIBOR + 1.500%	3.37	#	7/25/2052	1,100,000	1,094,540	1,120,894

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Navient Student Loan Trust 2015-2 A3, 1M USD LIBOR + 0.570%	2.44	#%	11/26/2040	500,000	$492,784	$499,223
Navient Student Loan Trust 2016-5A A, 1M USD LIBOR + 1.250%^	3.12	#	6/25/2065	1,025,014	1,029,471	1,050,279
Navient Student Loan Trust 2016-6 A3, 1M USD LIBOR + 1.300%^	3.17	#	3/25/2066	550,000	550,000	571,707
Navient Student Loan Trust 2017-1A A3, 1M USD LIBOR + 1.150%^	3.02	#	7/26/2066	1,000,000	1,000,000	1,027,197
Navient Student Loan Trust 2017-5A A, 1M USD LIBOR + 0.800%^	2.67	#	7/26/2066	613,822	613,119	617,715
Navient Student Loan Trust 2018-1, 1M USD LIBOR + 0.720%^	2.59	#	3/25/2067	1,600,000	1,600,000	1,602,441
Navient Student Loan Trust 2018-2, 1M USD LIBOR + 0.750%^	2.73	#	3/25/2067	1,360,000	1,360,000	1,359,984
Navistar Financial Dealer Note Master Owner Trust II 2016-1 A, 1M LIBOR + 1.350%^	3.22	#	9/27/2021	550,000	550,000	552,500
Nelnet Private Education Loan Trust 2016-A A1A, 1M USD LIBOR + 1.750%^	3.62	#	12/26/2040	296,516	296,516	297,078
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	213,503	212,128	207,250
Nelnet Student Loan Trust 2006-2, 3M USD LIBOR + 0.200%	1.95	#	1/25/2038	1,117,497	1,049,515	1,046,537
Nelnet Student Loan Trust 2006-2 A6, 3M USD LIBOR + 0.120%	1.87	#	4/25/2031	280,000	274,150	281,880
Nelnet Student Loan Trust 2014-6A A, 1M USD LIBOR + 0.650%^	2.52	#	11/25/2052	346,048	335,390	345,470
Nelnet Student Loan Trust 2018-1A, 1M USD LIBOR + 0.760%^	2.64	#	5/25/2066	1,390,000	1,390,000	1,390,000
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.58		10/15/2049	1,950,000	1,950,000	1,929,958
NextGear Floorplan Master Owner Trust 2015-2A A^	2.38		10/15/2020	100,000	99,995	99,896
NextGear Floorplan Master Owner Trust 2016-1A A1, 1M LIBOR + 1.700%^	3.48	#	4/15/2021	490,000	490,000	496,528
NextGear Floorplan Master Owner Trust 2016-2A A2^	2.19		9/15/2021	762,000	760,003	753,762
Northstar Education Finance, Inc. 2005-1 A5, 3M USD LIBOR + 0.750%	2.51	#	10/30/2045	188,658	180,811	187,148
NorthStar Student Loan Trust III 2016-1 A, 1M USD LIBOR + 1.250%^	3.12	#	5/27/2036	224,326	214,798	224,127
NovaStar Mortgage Funding Trust 2004-4 M5, 1M LIBOR + 1.725%	3.60	#	3/25/2035	534,767	534,634	543,874
NP SPE II LLC 2017-1A A1^	3.37		10/21/2047	443,903	443,903	432,908
NRZ Advance Receivables Trust 2016-T4 AT4^	3.11		12/15/2050	900,000	900,000	895,992
OnDeck Asset Securitization Trust II LLC 2016-1A A^	4.21		5/17/2020	110,000	109,996	110,058
OneMain Direct Auto Receivables Trust 2017-2A A^	2.31		12/14/2021	1,130,000	1,129,876	1,121,811
Oportun Funding VI LLC 2017-A A^	3.23		6/8/2023	500,000	499,936	491,754

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Orange Lake Timeshare Trust 2016-A A^	2.61%		3/8/2029	204,367	$204,346	$198,525
Orange Lake Timeshare Trust 2016-A B^	2.91		3/8/2029	306,550	304,418	295,744
Oscar US Funding Trust II 2015 1A A3+^	1.86		10/15/2019	151,954	151,709	151,664
Oscar US Funding Trust II 2015 1A A4+^	2.44		6/15/2022	270,000	264,293	268,470
Oscar US Funding Trust IV 2016 1A A2B, 1M USD LIBOR + 1.700%+^	3.29	#	7/15/2020	38,214	38,214	38,367
Oscar US Funding Trust IV 2016-1A A2A+^	2.53		7/15/2020	95,535	95,702	95,375
Oscar US Funding Trust V 2016-2A A2A+^	2.31		11/15/2019	149,850	149,840	149,565
Oscar US Funding Trust VI LLC 2017-1A A3+^	2.82		6/10/2021	370,000	369,949	366,905
Oscar US Funding Trust VI LLC 2017-1A A4+^	3.30		5/10/2024	500,000	501,856	494,974
OSCAR US Funding Trust VIII LLC^+	2.91		4/12/2021	620,000	619,954	619,770
Oxford Finance Funding LLC 2016-1A A^	3.97		6/17/2024	170,000	170,000	169,603
PHEAA Student Loan Trust 2016-2A A, 1M USD LIBOR + 0.950%^	2.82	#	11/25/2065	650,676	650,676	655,130
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	2.15	#	5/25/2036	75,186	72,317	75,103
Prestige Auto Receivables Trust 2015-1 B^	2.04		4/15/2021	166,296	166,692	166,128
Santander Drive Auto Receivables Trust 2014-4 D	3.10		11/16/2020	540,000	544,041	541,264
Santander Drive Auto Receivables Trust 2015-2 C	2.44		4/15/2021	570,469	573,580	570,095
Santander Drive Auto Receivables Trust 2016-1 B	2.47		12/15/2020	294,424	294,415	294,344
Santander Drive Auto Receivables Trust 2016-1 D	4.02		4/15/2022	430,000	437,791	437,508
SBA Tower Trust^	3.17		4/9/2047	630,000	630,858	614,121
SBA Tower Trust 2014-1A C^	2.90		10/15/2044	590,000	591,513	586,992
Sierra Timeshare 2014-1 Receivables Funding LLC^	2.42		3/20/2030	1,132,985	1,129,458	1,127,567
Sierra Timeshare 2014-3 Receivables Funding LLC^	2.80		10/20/2031	714,117	711,002	710,779
Sierra Timeshare 2015-1 Receivables Funding LLC^	3.05		3/22/2032	812,956	809,916	810,121
Sierra Timeshare 2015-2 Receivables Funding LLC^	2.43		6/20/2032	632,505	626,987	627,047
Sierra Timeshare 2016-2 Receivables Funding LLC^	2.78		7/20/2033	559,240	554,011	554,364
Sierra Timeshare Receivables Funding LLC 2014-1A A^	2.07		3/20/2030	367,756	359,872	366,392
Sierra Timeshare Receivables Funding LLC 2014-2A A^	2.05		6/20/2031	50,322	49,800	50,024
Sierra Timeshare Receivables Funding LLC 2014-3A A^	2.30		10/20/2031	196,382	195,280	194,998
Sierra Timeshare Receivables Funding LLC 2015 3A B^	3.08		9/20/2032	27,456	27,456	27,297
Sierra Timeshare Receivables Funding LLC 2015-1A A^	2.40		3/22/2032	148,364	146,654	145,667

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02%		6/20/2032	1,219,831	$1,214,230	$1,213,465
Sierra Timeshare Receivables Funding LLC 2015-3A A^	2.58		9/20/2032	27,456	27,451	27,095
Sierra Timeshare Receivables Funding LLC 2017-1A A^	2.91		3/20/2034	814,762	817,758	806,716
SLC Private Student Loan Trust 2006-A A5, 3M USD LIBOR + 0.170%	1.89	#	7/15/2036	5,514	5,484	5,514
SLC Private Student Loan Trust 2006-A C, 3M USD LIBOR + 0.450%	2.17	#	7/15/2036	350,000	311,249	335,238
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	2.04	#	2/15/2045	447,955	391,954	414,297
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	1.98	#	1/25/2041	816,521	766,632	775,049
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	2.35	#	12/15/2039	2,011,575	1,866,139	1,891,260
SLM Student Loan Trust 2003-14, 3M USD LIBOR + 0.600%^	2.35	#	10/25/2065	4,450,000	4,434,713	4,433,369
SLM Student Loan Trust 2003-14 A6, 3M USD LIBOR + 0.300%	2.05	#	7/25/2025	40,000	38,670	39,850
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	2.77	#	6/15/2038	119,112	109,457	114,318
SLM Student Loan Trust 2004-3A A6A, 3M USD LIBOR + 0.550%^	2.30	#	10/25/2064	1,550,000	1,522,234	1,539,511
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	1.93	#	7/25/2055	392,574	328,163	373,372
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	2.04	#	1/25/2044	1,665,944	1,548,687	1,587,322
SLM Student Loan Trust 2005-7, 3M USD LIBOR + 0.750%	2.50	#	1/25/2040	1,400,000	1,395,210	1,394,750
SLM Student Loan Trust 2005-9, 3M USD LIBOR + 0.300%	2.04	#	1/25/2041	955,994	911,846	912,404
SLM Student Loan Trust 2005-9, 3 mo. Euribor + 0.600%	2.34	#	1/25/2041	1,280,000	1,264,097	1,287,830
SLM Student Loan Trust 2006-10, 3M USD LIBOR + 0.150%	1.90	#	3/25/2044	1,800,000	1,734,765	1,734,941
SLM Student Loan Trust 2006-10, 3M USD LIBOR + 0.220%	1.97	#	3/25/2044	1,436,601	1,355,055	1,353,476
SLM Student Loan Trust 2006-2, 3M USD LIBOR + 0.170%	1.92	#	1/25/2041	1,250,000	1,218,314	1,227,335
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	1.96	#	10/25/2040	657,161	582,410	622,283
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	1.95	#	1/27/2042	640,422	593,506	607,716
SLM Student Loan Trust 2006-9 A5, 3M USD LIBOR + 0.100%	1.85	#	1/26/2026	92,338	90,189	92,184
SLM Student Loan Trust 2007-1, 3M USD LIBOR + 0.140%	1.89	#	1/27/2042	200,000	192,054	193,321
SMB Private Education Loan Trust 2014-A A2B, 1M USD LIBOR + 1.150%^	2.93	#	5/15/2026	648,911	653,660	656,934
SMB Private Education Loan Trust 2015-A A2B, 1M USD LIBOR + 1.000%^	2.78	#	6/15/2027	92,123	90,637	92,933

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
SMB Private Education Loan Trust 2015-A A3, 1M USD LIBOR + 1.500%^	3.28	#%	2/17/2032	900,000	$920,601	$923,737
SMB Private Education Loan Trust 2015-C A3, 1M USD LIBOR + 1.950%^	3.73	#	8/16/2032	700,000	730,749	727,383
SMB Private Education Loan Trust 2016-B A2B, 1M USD LIBOR + 1.450%^	3.23	#	2/17/2032	132,000	132,000	135,561
SMB Private Education Loan Trust 2016-C A2B, 1M USD LIBOR + 1.100%^	2.88	#	9/15/2034	280,000	280,000	284,741
SMB Private Education Loan Trust 2017-B A2B, 1M USD LIBOR + 0.750%^	2.53	#	10/15/2035	670,000	670,000	672,417
SoFi Consumer Loan Program LLC 2016-1A A^	3.26		8/25/2025	613,260	615,353	613,657
SoFi Consumer Loan Program LLC 2016-2A A^	3.09		10/27/2025	236,939	236,908	237,107
SoFi Consumer Loan Program LLC 2016-3 A^	3.05		12/26/2025	212,426	212,422	212,163
SoFi Consumer Loan Program LLC 2016-5 A^	3.06		9/25/2028	1,217,347	1,213,609	1,215,441
SoFi Consumer Loan Program LLC 2017-2 A^	3.28		2/25/2026	531,783	530,991	532,952
SoFi Consumer Loan Program LLC 2017-3 A^	2.77		5/25/2026	798,535	798,535	792,575
SoFi Consumer Loan Program Trust 2015-1 A^	3.28		9/15/2023	470,652	470,882	471,517
Sofi Professional Loan Program 2018-A LLC^¤	Zero Coupon		2/25/2042	1,372,500	988,282	985,730
Sofi Professional Loan Program 2018-B Trust^	Zero Coupon		8/26/2047	1,265,700	683,966	683,351
SoFi Professional Loan Program LLC 2015-A RC^¤	Zero Coupon		3/25/2033	300	844,125	525,000
SoFi Professional Loan Program LLC 2015-C A2^	2.51		8/25/2033	40,843	40,646	40,205
SoFi Professional Loan Program LLC 2016 A A1, 1M USD LIBOR + 1.750%^	3.62	#	8/25/2036	160,284	158,919	165,257
SoFi Professional Loan Program LLC 2016-B A1, 1M USD LIBOR + 1.200%^	3.07	#	6/25/2033	600,730	607,782	609,172
SoFi Professional Loan Program LLC 2016-B A2A^	1.68		3/25/2031	38,390	38,387	38,323
SoFi Professional Loan Program LLC 2016-D A1, 1M USD LIBOR + 0.950%^	2.82	#	1/25/2039	120,472	120,472	121,673
SoFi Professional Loan Program LLC 2016-E A2B^	2.49		1/25/2036	330,000	329,379	323,058
SoFi Professional Loan Program LLC 2017-D R1^¤	Zero Coupon		9/25/2040	1,233,700	710,012	709,378
SpringCastle America Funding LLC 2016-AA A^	3.05		4/25/2029	452,787	452,771	452,142
Springleaf Funding Trust 2016-AA A^	2.90		11/15/2029	1,560,000	1,559,780	1,553,084
SPS Servicer Advance Receivable 2016-T1 AT1^	2.53		11/16/2048	1,040,000	1,039,911	1,037,726
SVO VOI Mortgage LLC 2012-AA A^	2.00		9/20/2029	297,445	293,672	292,578
Taco Bell Funding LLC 2016-1A A2I^	3.83		5/25/2046	2,251,500	2,269,220	2,264,253
TAL Advantage LLC 2017-1A A	4.50		4/20/2042	657,222	665,020	675,843

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
TAL Advantage V LLC 2014-3A A^	3.27%		11/21/2039	400,000	$395,834	$394,865
Tesla Auto Lease Trust 2018-A^	2.32		12/20/2019	486,781	486,771	485,904
Tesla Auto Lease Trust 2018-A^	2.75		2/20/2020	275,000	274,979	274,486
TLF National Tax Lien Trust 2017-1^	3.09		12/15/2029	1,176,922	1,176,881	1,175,540
Trafigura Securitisation Finance PLC 2017-1, 1M USD LIBOR + 1.700%+^	3.48	#	12/15/2020	900,000	902,820	903,773
Trinity Rail Leasing LP 2012-1A A1^	2.27		1/15/2043	51,303	49,818	50,182
TRIP Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	1,249,401	1,333,384	1,326,595
TRIP Rail Master Funding LLC 2014-1A A2^	4.09		4/15/2044	700,000	713,847	690,834
TRIP Rail Master Funding LLC 2017-1A A1^	2.71		8/15/2047	223,527	223,524	220,853
Triton Container Finance IV LLC 2017-2A A^	3.62		8/20/2042	853,324	853,227	845,916
VSE VOI Mortgage LLC 2016-A A^	2.54		7/20/2033	524,601	524,552	514,713
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	2.05	#	10/25/2040	743,606	682,100	688,529
Welk Resorts LLC 2017-AA B^	3.41		6/15/2033	348,848	348,792	340,999
Westgate Resorts LLC 2015-2A A^	3.20		7/20/2028	165,961	165,775	165,551
Westgate Resorts LLC 2017-1A A^	3.05		12/20/2030	419,203	419,203	415,835
Westlake Automobile Receivables Trust 2016-2A A2^	1.57		6/17/2019	14,117	14,117	14,111

Total Other Asset-Backed Securities				155,411,743	153,400,416	153,247,949

Total Asset-Backed Securities				175,293,705	173,275,625	173,196,619

Corporate Bonds — 45.6%*:

Advertising — 0.1%*:
S&P Global, Inc.	3.30		8/14/2020	700,000	718,391	703,924

Aerospace/Defense — 0.8%*:
Harris Corp.	2.00		4/27/2018	1,195,000	1,195,159	1,194,708
Harris Corp.	2.70		4/27/2020	890,000	895,591	882,168
L3 Communications Corp.	5.20		10/15/2019	1,435,000	1,484,965	1,479,232

Total Aerospace/Defense				3,520,000	3,575,715	3,556,108

Agriculture — 1.0%*:
Bunge Ltd. Finance Corp.	3.00		9/25/2022	1,040,000	1,034,834	1,005,594
Bunge Ltd. Finance Corp.	3.50		11/24/2020	1,220,000	1,244,301	1,224,182
Imperial Brands Finance PLC+^	2.05		7/20/2018	335,000	334,823	334,303
Imperial Brands Finance PLC+^	2.95		7/21/2020	1,747,000	1,770,554	1,734,480

Total Agriculture				4,342,000	4,384,512	4,298,559

Airlines — 0.4%*:
Delta Air Lines, Inc.	3.63		3/15/2022	1,700,000	1,710,652	1,697,910

Auto Manufacturers — 1.4%*:
Ford Motor Credit Co. LLC, 3M USD LIBOR + 0.810%	2.83	#	4/5/2021	1,135,000	1,135,000	1,134,762
General Motors Financial Co., Inc.	3.25		1/5/2023	2,590,000	2,541,724	2,528,506
Hyundai Capital America^	2.00		7/1/2019	70,000	69,979	69,018
Hyundai Capital America^	2.40		10/30/2018	150,000	150,016	149,567
Hyundai Capital America^	2.55		2/6/2019	1,138,000	1,141,530	1,134,861
Hyundai Capital America^	3.00		10/30/2020	480,000	484,713	475,147

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Auto Manufacturers (continued):
Nissan Motor Acceptance Corp.+^	1.90%		9/14/2021	670,000	$666,144	$640,245

Total Auto Manufacturers				6,233,000	6,189,106	6,132,106

Auto Parts&Equipment — 0.4%*:
Lear Corp.	5.25		1/15/2025	300,000	321,672	316,989
Lear Corp.	5.38		3/15/2024	1,660,000	1,766,001	1,740,960

Total Auto Parts&Equipment				1,960,000	2,087,673	2,057,949

Beverages — 0.3%*:
Anheuser-Busch InBev Finance, Inc.+	2.65		2/1/2021	965,000	974,945	957,442
Molson Coors Brewing Co.	2.10		7/15/2021	325,000	323,038	311,851

Total Beverages				1,290,000	1,297,983	1,269,293

Biotechnology — 0.5%*:
Celgene Corp.	2.25		5/15/2019	250,000	250,175	248,153
Celgene Corp.	2.88		8/15/2020	1,350,000	1,369,741	1,344,654
Celgene Corp.	3.55		8/15/2022	475,000	487,716	474,347
Celgene Corp.	4.00		8/15/2023	223,000	233,620	226,699

Total Biotechnology				2,298,000	2,341,252	2,293,853

Chemicals — 1.8%*:
Air Liquide Finance SA+^	1.75		9/27/2021	1,200,000	1,183,211	1,144,959
Airgas, Inc.+	2.38		2/15/2020	250,000	248,912	247,427
CF Industries, Inc.	7.13		5/1/2020	151,000	163,827	161,192
Dow Chemical Co. (The)	8.55		5/15/2019	125,000	133,919	132,677
Incitec Pivot Finance LLC+^	6.00		12/10/2019	1,443,000	1,519,211	1,506,662
LyondellBasell Industries NV	5.00		4/15/2019	945,000	969,288	959,314
LyondellBasell Industries NV	6.00		11/15/2021	985,000	1,095,523	1,063,298
RPM International, Inc.	3.45		11/15/2022	380,000	391,851	380,459
RPM International, Inc.	6.13		10/15/2019	1,205,000	1,269,764	1,260,548
Sherwin-Williams Co. (The)	2.75		6/1/2022	1,245,000	1,245,870	1,212,598

Total Chemicals				7,929,000	8,221,376	8,069,134

Commercial Banks — 8.1%*:
ANZ New Zealand Int’l Ltd.+^	2.25		2/1/2019	2,075,000	2,080,071	2,068,502
Banco Santander SA+	3.50		4/11/2022	2,400,000	2,413,127	2,388,971
Bancolombia SA+	5.95		6/3/2021	315,000	336,778	333,900
Bank of America Corp., 3M USD LIBOR + 0.930%	2.82	#	7/21/2023	4,670,000	4,639,671	4,551,246
Citigroup, Inc.	3.14	#**	1/24/2023	2,890,000	2,872,742	2,855,117
Discover Bank	3.35		2/6/2023	1,667,000	1,667,143	1,640,541
Discover Bank	4.20		8/8/2023	635,000	654,087	647,712
First Horizon National Corp.	3.50		12/15/2020	1,870,000	1,884,022	1,880,075
First Tennessee Bank N.A.	2.95		12/1/2019	800,000	800,237	798,177
Goldman Sachs Group, Inc. (The)	2.55		10/23/2019	650,000	649,841	646,471
Goldman Sachs Group, Inc. (The)	2.88		2/25/2021	3,285,000	3,323,032	3,251,402
Goldman Sachs Group, Inc. (The)	3.20		2/23/2023	980,000	979,137	965,848
Itau Unibanco Holding SA+^	2.85		5/26/2018	400,000	399,624	399,808
JPMorgan Chase & Co.	4.50		1/24/2022	2,745,000	2,912,370	2,855,890
Macquarie Bank Ltd.+^	2.85		1/15/2021	130,000	132,782	128,487
Mitsubishi UFJ Financial Group, Inc.+	2.67		7/25/2022	2,345,000	2,286,876	2,271,935
Morgan Stanley MTN	3.75		2/25/2023	3,015,000	3,118,439	3,046,935
Regions Bank	7.50		5/15/2018	212,000	213,411	213,179
Regions Financial Corp.	3.20		2/8/2021	1,940,000	1,979,720	1,936,441
Sumitomo Mitsui Financial Group, Inc.+	2.06		7/14/2021	682,000	677,147	658,046
Sumitomo Mitsui Financial Group, Inc.+	2.85		1/11/2022	580,000	584,346	570,240
SVB Financial Group	5.38		9/15/2020	200,000	212,081	210,823

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Commercial Banks (continued):
Synchrony Bank	3.00%		6/15/2022	1,380,000	$1,356,187	$1,334,171
Turkiye Garanti Bankasi AS+^	4.75		10/17/2019	325,000	330,581	327,092

Total Commercial Banks				36,191,000	36,503,452	35,981,009

Construction Materials — 1.2%*:
Holcim US Finance Sarl & Cie SCS+^	6.00		12/30/2019	1,990,000	2,106,665	2,085,394
Martin Marietta Materials, Inc., 3M USD LIBOR + 0.650%	2.55	#	5/22/2020	530,000	530,000	532,072
Martin Marietta Materials, Inc., 3M USD LIBOR + 0.500%	2.70	#	12/20/2019	445,000	445,000	445,679
Masco Corp.	3.50		4/1/2021	590,000	595,301	592,490
Masco Corp.	7.13		3/15/2020	124,000	134,986	132,954
Standard Industries, Inc.^	5.50		2/15/2023	1,385,000	1,424,900	1,433,475

Total Construction Materials				5,064,000	5,236,852	5,222,064

Diversified Financial Services — 3.1%*:
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	3.95		2/1/2022	1,530,000	1,566,023	1,533,901
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	4.50		5/15/2021	300,000	315,075	307,300
Aircastle Ltd.	5.00		4/1/2023	2,471,000	2,641,274	2,548,219
Ally Financial, Inc.	4.75		9/10/2018	2,581,000	2,603,125	2,600,874
Athene Global Funding^	4.00		1/25/2022	2,551,000	2,589,943	2,582,550
Genpact Luxembourg Sarl^	3.70		4/1/2022	1,575,000	1,578,515	1,545,618
International Lease Finance Corp.	3.88		4/15/2018	350,000	350,031	350,063
Lazard Group LLC	4.25		11/14/2020	2,173,000	2,254,363	2,233,453

Total Diversified Financial Services				13,531,000	13,898,349	13,701,978

Electric — 2.2%*:
Ameren Corp.	2.70		11/15/2020	760,000	767,184	751,936
Duke Energy Corp.	1.80		9/1/2021	780,000	763,838	742,444
EDP Finance BV+^	4.13		1/15/2020	981,000	1,006,347	996,304
Enel Finance International NV+^	2.88		5/25/2022	1,050,000	1,047,355	1,024,716
Entergy Corp.	4.00		7/15/2022	750,000	778,296	765,527
Entergy Texas, Inc.	2.55		6/1/2021	460,000	459,916	450,744
Entergy Texas, Inc.	7.13		2/1/2019	934,000	972,499	964,493
Israel Electric Corp. Ltd.+^	7.25		1/15/2019	1,820,000	1,883,367	1,854,798
Majapahit Holding B.V.+^	7.75		1/20/2020	300,000	323,458	321,810
Puget Energy, Inc.	6.00		9/1/2021	675,000	746,640	732,232
Puget Energy, Inc.	6.50		12/15/2020	321,000	353,211	346,250
Southern Co. (The)	1.85		7/1/2019	130,000	129,989	128,253
Southern Co. (The)	2.35		7/1/2021	570,000	569,671	552,354

Total Electric				9,531,000	9,801,771	9,631,861

Electronics — 0.2%*:
FLIR Systems, Inc.	3.13		6/15/2021	480,000	487,445	475,441
Tech Data Corp.	3.70		2/15/2022	260,000	259,690	258,153

Total Electronics				740,000	747,135	733,594

Engineering&Construction — 0.2%*:
SBA Tower Trust^	2.88		7/9/2021	880,000	875,619	866,712

Food — 0.9%*:
Danone SA+^	2.08		11/2/2021	2,110,000	2,096,510	2,021,973
JBS Investments GmbH+^	7.75		10/28/2020	415,000	433,769	427,658

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Food (continued):
Mondelez International Holdings Netherlands B.V.^	2.00%		10/28/2021	1,419,000	$1,384,451	$1,354,121
Tyson Foods, Inc.	2.65		8/15/2019	335,000	336,206	333,103

Total Food				4,279,000	4,250,936	4,136,855

Healthcare-Products — 1.5%*:
Abbott Laboratories	2.35		11/22/2019	378,000	377,794	374,742
Abbott Laboratories	2.90		11/30/2021	1,460,000	1,465,358	1,444,552
Becton Dickinson and Co., 3M USD LIBOR + 0.875%	3.18	#	12/29/2020	1,585,000	1,585,000	1,586,678
Boston Scientific Corp.	2.85		5/15/2020	350,000	352,252	347,724
CVS Health Corp.	3.70		3/9/2023	620,000	614,508	623,367
CVS Health Corp.	2.13		6/1/2021	1,815,000	1,799,985	1,753,478
Zimmer Biomet Holdings, Inc.	2.00		4/1/2018	600,000	600,000	600,000

Total Healthcare-Products				6,808,000	6,794,897	6,730,541

Healthcare-Services — 1.1%*:
Cigna Corp.	4.00		2/15/2022	942,000	986,957	957,968
Cigna Corp.	4.50		3/15/2021	1,170,000	1,233,134	1,207,311
HCA, Inc.	3.75		3/15/2019	2,160,000	2,181,500	2,168,208
Laboratory Corp. of America Holdings	2.63		2/1/2020	710,000	711,664	704,399

Total Healthcare-Services				4,982,000	5,113,255	5,037,886

Home Builders — 0.5%*:
Lennar Corp.	4.50		6/15/2019	150,000	151,451	150,563
Lennar Corp.	4.50		11/15/2019	1,090,000	1,111,583	1,098,175
Lennar Corp.	4.75		4/1/2021	900,000	933,014	915,750

Total Home Builders				2,140,000	2,196,048	2,164,488

Insurance — 3.0%*:
American International Group, Inc.	3.30		3/1/2021	1,125,000	1,133,643	1,126,164
AmTrust Financial Services, Inc.	6.13		8/15/2023	780,000	775,577	757,088
CNA Financial Corp.	5.75		8/15/2021	941,000	1,016,113	1,011,192
Enstar Group Ltd.+	4.50		3/10/2022	950,000	960,637	954,280
Jackson National Life Global Funding^	2.50		6/27/2022	1,925,000	1,921,026	1,866,348
Lincoln National Corp.	4.00		9/1/2023	222,000	229,451	226,782
Lincoln National Corp.	4.20		3/15/2022	725,000	767,234	746,845
Lincoln National Corp.	6.25		2/15/2020	400,000	424,009	422,879
Nuveen Finance LLC^	2.95		11/1/2019	2,070,000	2,091,609	2,065,571
Reinsurance Group of America, Inc.	5.00		6/1/2021	1,429,000	1,520,117	1,499,223
Trinity Acquisition PLC	3.50		9/15/2021	1,316,000	1,329,213	1,314,228
Unum Group	3.00		5/15/2021	120,000	119,833	118,980
Willis Towers Watson PLC	5.75		3/15/2021	370,000	394,514	393,775
XLIT Ltd.	5.75		10/1/2021	925,000	1,017,912	998,503

Total Insurance				13,298,000	13,700,888	13,501,858

Internet — 0.5%*:
Alibaba Group Holding Ltd.+	2.50		11/28/2019	250,000	249,206	248,275
Expedia, Inc.	5.95		8/15/2020	746,000	803,252	788,914
Expedia, Inc.	7.46		8/15/2018	1,249,000	1,273,216	1,269,781

Total Internet				2,245,000	2,325,674	2,306,970

Investment Company Security — 0.7%*:
Ares Capital Corp.	3.63		1/19/2022	420,000	423,426	413,880
Ares Capital Corp.	3.88		1/15/2020	607,000	616,893	613,317
Ares Capital Corp.	4.88		11/30/2018	200,000	202,140	201,955
FS Investment Corp.	4.00		7/15/2019	853,000	857,296	857,262

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

TCP Capital Corp.	4.13%	8/11/2022	1,140,000	$1,135,632	$1,109,658

Total Investment Company Security			3,220,000	3,235,387	3,196,072

IT Services — 0.9%*:
Dell International LLC/EMC Corp.^	3.48	6/1/2019	405,000	406,002	406,832
Dell International LLC/EMC Corp.^	4.42	6/15/2021	1,180,000	1,219,351	1,210,406
DXC Technology Co.	2.88	3/27/2020	270,000	269,436	268,496
Leidos Holdings, Inc.	4.45	12/1/2020	1,975,000	2,023,644	2,004,625

Total IT Services			3,830,000	3,918,433	3,890,359

Leisure Time — 0.3%*:
Brunswick Corp.^	4.63	5/15/2021	1,476,000	1,499,795	1,487,318

Lodging — 0.4%*:
Marriott International, Inc.	2.30	1/15/2022	300,000	299,144	288,210
Marriott International, Inc.	2.88	3/1/2021	1,345,000	1,361,538	1,332,470

Total Lodging			1,645,000	1,660,682	1,620,680

Machinery-Diversified — 0.6%*:
CNH Industrial Capital LLC	3.38	7/15/2019	945,000	951,596	942,637
CNH Industrial Capital LLC	3.88	10/15/2021	1,110,000	1,126,064	1,109,290
CNH Industrial NV+	4.50	8/15/2023	450,000	460,712	457,979

Total Machinery-Diversified			2,505,000	2,538,372	2,509,906

Media — 0.9%*:
Charter Communications Operating LLC/Charter Communications Operating Capital	3.58	7/23/2020	1,130,000	1,145,327	1,133,181
Discovery Communications LLC	2.95	3/20/2023	545,000	544,375	525,180
Sirius XM Radio, Inc.^	3.88	8/1/2022	2,188,000	2,217,653	2,096,104
Viacom, Inc.	2.75	12/15/2019	118,000	119,630	116,930

Total Media			3,981,000	4,026,985	3,871,395

Mining — 1.1%*:
Anglo American Capital PLC+^	3.75	4/10/2022	1,350,000	1,367,402	1,345,680
Glencore Finance Canada Ltd.+^	4.25	10/25/2022	484,000	507,700	491,005
Glencore Funding LLC+^	3.00	10/27/2022	730,000	728,014	704,121
Kinross Gold Corp.	5.13	9/1/2021	990,000	1,046,678	1,027,224
Newcrest Finance Pty Ltd.+^	4.20	10/1/2022	1,145,000	1,203,760	1,160,864

Total Mining			4,699,000	4,853,554	4,728,894

Office/Business Equip — 0.6%*:
Pitney Bowes, Inc.	3.63	10/1/2021	2,765,000	2,742,853	2,633,662

Oil and Gas — 0.6%*:
Antero Resources Corp.	5.38	11/1/2021	480,000	490,548	488,400
Continental Resources, Inc.	5.00	9/15/2022	1,260,000	1,281,591	1,277,325
EQT Corp.	3.00	10/1/2022	1,045,000	1,041,902	1,015,404

Total Oil and Gas			2,785,000	2,814,041	2,781,129

Packaging and Containers — 0.5%*:
Graphic Packaging International, Inc.	4.75	4/15/2021	2,096,000	2,186,052	2,130,165

Pharmaceuticals — 1.7%*:
AbbVie, Inc.	1.80	5/14/2018	1,160,000	1,160,248	1,159,154
AbbVie, Inc.	2.30	5/14/2021	150,000	149,069	146,220
Baxalta, Inc.	2.00	6/22/2018	705,000	704,937	703,946
Express Scripts Holding Co.	3.30	2/25/2021	1,590,000	1,611,643	1,587,107
Express Scripts Holding Co.	4.75	11/15/2021	950,000	1,014,674	990,324

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Pharmaceuticals (continued):
Shire Acquisitions Investments Ireland DAC	2.40%	9/23/2021	630,000	$625,201	$608,279
Teva Pharmaceutical Finance Netherlands III B.V.+	2.20	7/21/2021	2,390,000	2,333,457	2,152,200

Total Pharmaceuticals			7,575,000	7,599,229	7,347,230

Pipelines — 0.6%*:
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	3.50	12/1/2022	290,000	289,158	284,987
Williams Cos., Inc. (The)	3.70	1/15/2023	2,320,000	2,265,861	2,256,200

Total Pipelines			2,610,000	2,555,019	2,541,187

Real Estate Investment Trusts — 1.4%*:
American Tower Corp.	2.25	1/15/2022	330,000	329,659	315,566
American Tower Corp.	3.00	6/15/2023	1,400,000	1,395,854	1,352,150
American Tower Corp.	3.30	2/15/2021	530,000	535,793	529,877
Crown Castle International Corp.	3.40	2/15/2021	1,672,000	1,703,864	1,678,337
Digital Realty Trust LP	3.40	10/1/2020	385,000	387,629	387,312
Healthcare Trust of America Holdings LP	2.95	7/1/2022	370,000	369,805	361,961
Highwoods Realty LP	7.50	4/15/2018	370,000	370,734	370,582
Simon Property Group LP	2.35	1/30/2022	955,000	950,534	928,461
Weyerhaeuser Co.	7.38	10/1/2019	315,000	334,971	335,125

Total REITS			6,327,000	6,378,843	6,259,371

Retail — 1.1%*:
AutoNation, Inc.	3.35	1/15/2021	1,365,000	1,378,593	1,363,721
Dollar Tree, Inc.	5.75	3/1/2023	2,440,000	2,556,412	2,546,933
QVC, Inc.	3.13	4/1/2019	857,000	864,692	856,531

Total Retail			4,662,000	4,799,697	4,767,185

Semiconductors — 0.8%*:
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00	1/15/2022	1,785,000	1,780,569	1,751,525
KLA-Tencor Corp.	3.38	11/1/2019	427,000	433,552	430,203
NXP BV/NXP Funding LLC^	4.13	6/1/2021	1,270,000	1,297,919	1,282,700

Total Semiconductors			3,482,000	3,512,040	3,464,428

Telecommunications — 1.4%*:
Hughes Satellite Systems Corp.	6.50	6/15/2019	1,932,000	2,019,244	1,989,960
Sprint Communications, Inc.	9.25	4/15/2022	1,005,000	1,206,332	1,145,700
Telefonaktiebolaget LM Ericsson+	4.13	5/15/2022	2,170,000	2,208,168	2,154,418
Verizon Communications, Inc.	2.95	3/15/2022	760,000	770,663	747,223

Total Telecommunications			5,867,000	6,204,407	6,037,301

Transportation — 1.1%*:
Asciano Finance Ltd.+^	5.00	4/7/2018	970,000	970,349	970,209
Penske Truck Leasing Co. LP/PTL Finance Corp.^	2.50	6/15/2019	285,000	283,350	283,570
Penske Truck Leasing Co. LP/PTL Finance Corp.^	2.70	3/14/2023	410,000	402,141	393,609
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.05	1/9/2020	590,000	595,613	589,676
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.20	7/15/2020	135,000	134,954	135,195
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.30	4/1/2021	240,000	245,024	240,410

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Transportation (continued):
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.38%		2/1/2022	80,000	$81,123	$79,564
Penske Truck Leasing Co. LP/PTL Finance Corp.^	4.88		7/11/2022	490,000	530,956	515,709
Ryder System, Inc. MTN	2.25		9/1/2021	635,000	631,351	613,270
Ryder System, Inc. MTN	2.45		9/3/2019	200,000	201,958	198,533
Ryder System, Inc. MTN	2.55		6/1/2019	185,000	184,850	184,315
Ryder System, Inc. MTN	2.88		9/1/2020	310,000	310,404	308,054
TTX Co.^	2.25		2/1/2019	250,000	249,909	248,922

Total Transportation				4,780,000	4,821,982	4,761,036

Trucking and Leasing — 1.3%*:
Aviation Capital Group LLC^	2.88		9/17/2018	1,465,000	1,468,343	1,464,425
Aviation Capital Group LLC^	2.88		1/20/2022	750,000	746,600	734,534
Aviation Capital Group LLC^	6.75		4/6/2021	200,000	214,035	220,020
DAE Funding LLC+^	4.00		8/1/2020	276,000	276,000	269,100
GATX Corp.	2.50		7/30/2019	250,000	251,401	248,140
GATX Corp.	2.60		3/30/2020	685,000	680,746	678,763
Park Aerospace Holdings Ltd.^+	5.25		8/15/2022	2,230,000	2,297,767	2,184,731

Total Trucking and Leasing				5,856,000	5,934,892	5,799,713

Venture Capital — 0.4%*:
Hercules Capital, Inc.	4.63		10/23/2022	1,725,000	1,716,245	1,743,518

Total Corporate Bonds				201,547,000	204,970,044	201,665,201

Mortgage-Backed Securities — 2.8%*:

COMM Mortgage Trust 2014-UBS2 B	4.70		3/10/2047	600,000	643,544	618,273
Deephaven Residential Mortgage Trust 2018-1^¤	3.03	#@	12/25/2057	1,251,227	1,251,209	1,244,972
JP Morgan Mortgage Trust 2017-6 A5^	3.50	#@	12/25/2048	1,086,815	1,101,182	1,090,560
JP Morgan Mortgage Trust 2018-1^	3.50	#@	6/25/2048	792,451	798,993	797,504
JP Morgan Mortgage Trust 2018-3^	3.50	#@	4/25/2048	1,225,000	1,221,172	1,221,563
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM	5.47	#@	6/12/2047	202,611	207,456	202,409
New Residential Mortgage Loan Trust 2016-4A A1^	3.75	#@	11/25/2056	449,632	463,032	454,122
PNMAC GMSR Issuer Trust 2018-GT1, 1M USD LIBOR + 2.850%^¤	4.72	#	2/25/2023	470,000	470,000	470,000
PSMC Trust^	3.50	#@	2/25/2048	1,280,000	1,278,401	1,278,400
RETL 2018-RVP, 1M USD LIBOR + 1.100%^	2.88	#	3/15/2033	1,300,000	1,300,000	1,306,101
Sequoia Mortgage Trust 2018-3^¤	3.50	#@	3/25/2048	1,439,325	1,437,080	1,439,325
Sequoia Mortgage Trust 2018-CH1^¤	4.00	#@	2/25/2048	1,085,439	1,104,559	1,100,559
Shellpoint Co-Originator Trust 2016-1 2A3^	3.00	#@	10/25/2031	874,333	883,188	857,468
Velocity Commercial Capital Loan Trust 2016-2 AFX	3.00	#@	10/25/2046	353,497	353,497	350,835

Total Mortgage-Backed Securities				12,410,330	12,513,313	12,432,091

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
U.S. Treasury & Government Agencies — 4.6%*:

Federal Home Loan Mortgage Corp., 1M LIBOR + 0.450%	2.23	#%	9/15/2042	339,905	$338,245	$341,118
Federal Home Loan Mortgage Corp., 1M LIBOR + 0.480%	2.26	#	10/15/2040	382,660	382,305	384,195
Federal Home Loan Mortgage Corp.	3.00		5/15/2039	539,354	544,142	537,031
Federal Home Loan Mortgage Corp.	3.00		8/15/2040	859,616	872,394	854,421
Federal Home Loan Mortgage Corp.	3.00		3/15/2041	739,842	749,809	737,569
Federal Home Loan Mortgage Corp., 1M USD LIBOR + 2.300%	4.15	#	9/25/2030	499,000	499,000	499,350
Federal National Mortgage Association	3.00		4/25/2040	1,143,269	1,156,553	1,137,444
Federal National Mortgage Association	3.00		1/25/2041	584,880	592,352	583,554
Federal National Mortgage Association, 1M USD LIBOR + 2.200%	4.07	#	8/25/2030	380,000	380,000	380,244
U.S. Treasury Inflation Indexed Notes	0.13		4/15/2022	9,171,270	9,078,598	9,041,991
U.S. Treasury Note	1.63		3/15/2020	5,800,000	5,821,438	5,725,914

Total U.S. Treasury & Government Agencies				20,439,796	20,414,836	20,222,831

Total Fixed Income				409,690,831	411,173,818	407,516,742

COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.9%*:
Call Options Purchased — 0.3%*:
OTC – BCM Swaption JPMorgan Chase Bank N.A.	$2.44	12/13/2032	11,190,000	11,190,000	561,458	(94,193)	467,265
OTC – BCM Swaption JPMorgan Chase Bank N.A.	2.61	1/31/2033	14,590,000	14,590,000	698,861	(18,816)	680,045

Total Call Options Purchased			25,780,000	25,780,000	1,260,319	(113,009)	1,147,310

Put Options Purchased — 0.6%*:
OTC – BCM Swaption JPMorgan Chase Bank N.A.	2.94	12/13/2032	22,790,000	22,790,000	1,143,488	41,029	1,184,517
OTC – BCM Swaption JPMorgan Chase Bank N.A.	3.11	1/31/2033	29,090,000	29,090,000	1,390,502	(23,039)	1,367,463

Total Put Options Purchased			51,880,000	51,880,000	2,533,990	17,990	2,551,980

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 6.6%*:
Bank Deposit — 0.2%*:
State Street Bank & Trust Co. Euro Time Deposit	0.28%	4/2/2018	726,172	726,172	726,172

Commercial Paper — 6.4%*:
Advertising — 1.4%*:
Interpublic Group Cos., Inc.	Zero Coupon	4/12/2018	2,000,000	1,998,564	1,998,564

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Commercial Paper (continued):
Advertising (continued):
NASDAQ, Inc.	Zero Coupon	%	4/17/2018	$4,000,000	$3,995,964	$3,995,964

Total Advertising				6,000,000	5,994,528	5,994,528

Construction Materials — 0.9%*:
CRH American Finance, Inc.	Zero Coupon		4/19/2018	4,000,000	3,995,160	3,995,160

Electric — 0.1%*:
American Electric Power Co., Inc.	Zero Coupon		4/5/2018	500,000	499,894	499,894

Pipelines — 2.5%*:
Potash Corp. of Saskatchewan, Inc.	Zero Coupon		4/24/2018	3,000,000	2,995,400	2,995,400
Spectra Energy Partners LP	Zero Coupon		4/16/2018	4,000,000	3,996,000	3,996,000
TransCanada PipeLines Ltd.	Zero Coupon		4/18/2018	4,000,000	3,995,372	3,995,372

Total Pipelines				11,000,000	10,986,772	10,986,772

Retail — 0.4%*:
Walgreens Boots Alliance, Inc.	Zero Coupon		4/10/2018	2,000,000	1,999,040	1,999,040

Utilities — 1.1%*:
Public Service Enterprise Group, Inc.	Zero Coupon		4/20/2018	4,000,000	3,994,934	3,994,934
Xcel Energy, Inc.	Zero Coupon		4/23/2018	1,000,000	998,973	998,973

Total Utilities				5,000,000	4,993,907	4,993,907

Total Commercial Paper				28,500,000	28,469,301	28,469,301

Total Short-Term Investments				29,226,172	29,195,473	29,195,473

Total Investments				516,577,003	444,163,600	440,411,505

Other assets and liabilities – 0.3%*						1,383,291

Net Assets – 100.0%						$441,794,796

MTN	Medium Term Note
OTC	Over the Counter
**	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	87.9%
Ireland	2.0%
Japan	1.4%
Canada	1.2%
Other (Individually less than 1%)	7.5%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2018.
@	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

A summary of outstanding derivatives at March 31, 2018 is as follows:

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Long Futures
U.S. 10-Year Treasury Note	06/20/18	223	26,677,104	Long	$27,014,359	$337,255
U.S. 2-Year Treasury Note	06/29/18	997	211,894,811	Long	211,971,548	76,737

Total Long Futures						$413,992

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Futures
U.S. 10-Year Ultra Bond	06/20/18	92	11,724,883	Short	$11,947,062	$(222,179)
U.S. 5-Year Treasury Note	06/29/18	1,112	126,689,204	Short	127,280,563	(591,359)

Total Short Futures						$(813,538)

OTC Credit Default Swaps - Sell Protection(1) (2)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTER- PARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CMBX.NA.BBB-.6†	3.00%	1M	11/17/2045	JPMorgan Chase Bank N.A.	230,000	230,000	$520	$(33,885)	$(34,405)
CMBX.NA.BBB-.6†	3.00%	1M	5/11/2063	Goldman Sachs & Co.	290,000	290,000	(21,520)	(42,726)	(21,206)

Total OTC Credit Default Swaps							(21,000)	(76,611)	(55,611)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC — Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 87.3%*:

Asset-Backed Securities — 27.9%*:

CDO/CLO — 4.9%*:
ALM VII Ltd. 2012-7A A1R, 3M USD LIBOR + 1.480%^	3.20	#%	10/15/2028	250,000	$250,000	$252,955
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R, 3M USD LIBOR + 1.200%^	2.92	#	10/15/2026	250,000	250,000	250,044
LCM XXIII Ltd. 23A A1, 3M USD LIBOR + 1.400%^	3.14	#	10/20/2029	250,000	250,000	252,874
Madison Park Funding XIV Ltd. 2014-14A A1R, 3M USD LIBOR + 1.120%^	2.86	#	7/20/2026	250,000	250,000	250,133
Marble Point CLO XI Ltd. 2017-2A A, 3M USD LIBOR + 1.180%^	2.90	#	12/18/2030	250,000	250,000	251,558
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%^	2.80	#	1/15/2030	250,000	250,000	251,190

Total CDO/CLO				1,500,000	1,500,000	1,508,754

Other Asset-Backed Securities — 23.0%*:
Access Group, Inc. 2006-1 B, 3M USD LIBOR + 0.450%	2.39	#	8/25/2037	87,082	76,485	83,549
Access Group, Inc. 2015-1 A, 1M USD LIBOR + 0.700%^	2.57	#	7/25/2056	57,690	56,443	58,094
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%^	3.37	#	7/25/2058	100,000	86,524	89,123
AccessLex Institute, 3M USD LIBOR + 0.570%	2.86	#	9/22/2037	60,793	58,366	58,401
AccessLex Institute 2004-A A3, 28 day ARS	2.93	#	7/1/2039	100,000	98,147	98,714
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	39,100	39,100	39,428
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	2.77	#	10/25/2034	50,918	46,374	50,159
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE1 M1, 1M USD LIBOR + 0.750%	2.62	#	3/25/2035	54,983	54,667	54,432
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	111,775	114,369	112,173
CLI Funding V LLC 2013-2A^	3.22		6/18/2028	48,960	48,430	48,503
CLI Funding VI LLC 2016-1A A^	4.21		2/18/2041	65,921	65,915	64,521
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	2.21	#	1/15/2037	98,262	86,829	90,667
College Loan Corp. Trust I 2017-1 B2, 28 day ARS¤	1.41	#	1/25/2047	45,000	38,455	38,700
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	44,233	42,097	40,846
CWABS Asset-Backed Certificates Trust 2005-4 MV5, 1M USD LIBOR + 0.670%	2.54	#	10/25/2035	60,000	54,096	58,890
DB Master Finance LLC 2015-1A A2II^	3.98		2/20/2045	48,500	49,478	49,060
Diamond Resorts Owner Trust 2013-2 A^	2.27		5/20/2026	26,926	26,773	26,906
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	20,548	20,547	20,283
Diamond Resorts Owner Trust 2016-1 B^	3.37		11/20/2028	58,261	58,251	56,727
Domino’s Pizza Master Issuer LLC 2015-1A A2I^	3.48		10/25/2045	58,950	58,950	58,847
Domino’s Pizza Master Issuer LLC 2015-1A A2II^	4.47		10/25/2045	58,950	58,950	61,834

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
DRB Prime Student Loan Trust 2015-B A1, 1M USD LIBOR + 1.900%^	3.77	#%	10/27/2031	39,903	$39,833	$41,147
DRB Prime Student Loan Trust 2016-R A1, 1M USD LIBOR + 1.900%^¤	3.77	#	10/25/2044	71,142	71,142	71,177
DRB Prime Student Loan Trust 2016-R A2^¤	3.07		10/25/2044	71,142	71,129	71,426
Drive Auto Receivables Trust 2016-BA B^	2.56		6/15/2020	1,995	1,995	1,995
Drug Royalty Corp Inc. 2012-1 A1, 3M USD LIBOR + 5.250%^	6.13	#	7/15/2024	11,410	11,674	11,497
Earnest Student Loan Program LLC 2016-C A1, 1M USD LIBOR + 1.850%^	3.72	#	10/27/2036	48,746	48,746	49,479
ECMC Group Student Loan Trust 2016-1A A, 1M USD LIBOR + 1.350%^	3.22	#	7/26/2066	71,810	71,810	72,756
EdLinc Student Loan Funding Trust 2017-A A, 1M USD LIBOR - 1.150%^	3.35	#	12/1/2047	96,251	95,584	95,486
Element Rail Leasing II LLC 2015-1A A1+^	2.71		2/19/2045	55,657	53,819	55,067
Entergy New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	77,694	77,679	76,426
First Franklin Mortgage Loan Trust 2004-FFH4 M6, 1M USD LIBOR + 1.725%	3.60	#	1/25/2035	50,000	49,820	52,016
First Franklin Mortgage Loan Trust 2005 FF3 M3, 1M USD LIBOR + 0.720%	2.59	#	4/25/2035	34	33	34
Flagship Credit Auto Trust 2016-2 A2^	3.05		8/16/2021	60,000	59,998	60,109
Flagship Credit Auto Trust 2016-4 C^	2.71		11/15/2022	40,000	39,998	39,551
Flagship Credit Auto Trust 2017-4 C^	2.92		11/15/2023	100,000	99,821	98,396
FNA Trust 2015-1 A^	3.24		12/10/2023	14,530	14,541	14,472
Goodgreen Trust 2017-1A A^	3.74		10/15/2052	92,787	92,744	89,934
GSAMP Trust 2005-SEA2 A1, 1M USD LIBOR + 0.350%^	2.22	#	1/25/2045	4,164	4,008	4,161
Helios Issuer LLC 2017-1A A^	4.94		9/20/2049	95,079	95,035	96,802
HERO Funding Trust 2015-1A A^	3.84		9/21/2040	96,918	98,671	98,480
Hilton Grand Vacations Trust 2013-A A^	2.28		1/25/2026	68,198	68,056	67,458
J.G. Wentworth XXXV LLC 2015-2A A^	3.87		3/15/2058	46,516	46,481	47,012
Mariner Finance Issuance Trust 2017-AA A^	3.62		2/20/2029	100,000	99,982	100,353
Marlette Funding Trust 2016-1A A^	3.06		1/17/2023	11,864	11,877	11,877
Marlette Funding Trust 2017-2A B^	3.19		7/15/2024	100,000	99,992	99,610
Miramax LLC 2014-1A A2^	3.34		7/20/2026	47,760	48,034	47,583
Montana Higher Education Student Assistance Corp. 2012-1 A3, 1M USD LIBOR + 1.050%	2.87	#	7/20/2043	150,000	145,222	151,889
Navient Student Loan Trust 2017-1A A3, 1M USD LIBOR + 1.150%^	3.02	#	7/26/2066	120,000	120,000	123,264
Navient Student Loan Trust 2018-1, 1M USD LIBOR + 0.720%^	2.59	#	3/25/2067	100,000	100,000	100,153
Navient Student Loan Trust 2018-1, 1M USD LIBOR + 1.200%^	3.07	#	3/25/2067	100,000	100,624	99,999
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	59,306	58,924	57,570
Nelnet Student Loan Trust 2006-2, 3M USD LIBOR + 0.200%	1.95	#	1/25/2038	81,768	76,794	76,576

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.58%		10/15/2049	250,000	$250,000	$247,430
Northstar Education Finance, Inc. 2005-1 A5, 3M USD LIBOR + 0.750%	2.51	#	10/30/2045	23,830	22,839	23,640
NovaStar Mortgage Funding Trust 2004-4 M5, 1M LIBOR + 1.725%	3.60	#	3/25/2035	89,128	89,106	90,646
NRZ Advance Receivables Trust 2016-T4 AT4^	3.11		12/15/2050	100,000	100,000	99,555
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T3 AT3^	2.83		10/16/2051	230,000	230,000	222,804
OnDeck Asset Securitization Trust II LLC 2016-1A A^	4.21		5/17/2020	100,000	99,980	100,053
OSCAR US Funding Trust V 2016-2A A4+^	2.99		12/15/2023	130,000	129,239	128,289
Oscar US Funding Trust VI LLC 2017-1A A4+^	3.30		5/10/2024	30,000	29,994	29,698
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	2.15	#	5/25/2036	36,519	35,125	36,478
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	22,589	22,585	22,472
SLC Private Student Loan Trust 2006-A A5, 3M USD LIBOR + 0.170%	1.89	#	7/15/2036	1,576	1,567	1,575
SLC Private Student Loan Trust 2006-A C, 3M USD LIBOR + 0.450%	2.17	#	7/15/2036	140,000	125,408	134,095
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	2.04	#	2/15/2045	94,568	81,422	87,463
SLM Student Loan Trust 2002-7 A11, 28 day ARS	3.03	#	3/15/2028	50,000	49,460	49,999
SLM Student Loan Trust 2002-7 B, 28 day ARS	3.28	#	12/15/2039	80,000	80,060	79,949
SLM Student Loan Trust 2003-2 A9, 28 day ARS	4.27	#	9/15/2028	100,000	99,774	99,082
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	2.77	#	6/15/2038	67,497	62,025	64,780
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	1.93	#	7/25/2055	111,276	95,637	105,833
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	2.04	#	1/25/2044	126,903	117,670	120,914
SLM Student Loan Trust 2006-10, 3M USD LIBOR + 0.150%	1.90	#	3/25/2044	100,000	96,318	96,386
SLM Student Loan Trust 2006-4 B, 3M USD LIBOR + 0.200%	1.95	#	1/25/2070	60,080	56,260	57,350
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	1.96	#	10/25/2040	119,051	104,559	112,732
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	1.95	#	1/27/2042	58,220	54,880	55,247
SLM Student Loan Trust 2007-1, 3M USD LIBOR + 0.140%	1.89	#	1/27/2042	100,000	96,027	96,661
SMB Private Education Loan Trust 2017-A B^	3.50		6/17/2041	130,000	126,072	121,965
SoFi Consumer Loan Program LLC 2016-1A A^	3.26		8/25/2025	51,105	51,100	51,138

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
SoFi Consumer Loan Program LLC 2016-5 A^	3.06%		9/25/2028	84,685	$84,425	$84,552
SoFi Consumer Loan Program LLC 2017-2 A^	3.28		2/25/2026	59,087	58,999	59,217
SoFi Consumer Loan Program Trust 2015-1 A^	3.28		9/15/2023	50,007	50,031	50,099
SoFi Professional Loan Program LLC 2017-A C^	4.43		3/26/2040	100,000	99,483	99,354
SoFi Professional Loan Program LLC 2017-D BFX^	3.61		9/25/2040	100,000	99,949	99,087
South Carolina Student Loan Corp. 2014-1 B, 1M USD LIBOR + 1.500%	3.16	#	8/1/2035	100,000	98,538	97,619
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.75		11/15/2049	100,000	99,986	100,134
Taco Bell Funding LLC 2016-1A A23^	4.97		5/25/2046	69,125	69,739	72,927
Taco Bell Funding LLC 2016-1A A2I^	3.83		5/25/2046	79,000	79,242	79,447
Textainer Marine Containers V Ltd. 2017-1A A+^	3.72		5/20/2042	91,730	91,726	91,553
TRIP Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	99,952	107,901	106,128
TRIP Rail Master Funding LLC 2014-1A A2^	4.09		4/15/2044	100,000	101,978	98,691
Triton Container Finance IV LLC 2017-2A A^	3.62		8/20/2042	132,739	132,724	131,587
Triton Container Finance VI LLC 2017-1A A^	3.52		6/20/2042	92,817	92,800	92,074
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	2.05	#	10/25/2040	74,361	68,210	68,853
Welk Resorts LLC 2017-AA B^	3.41		6/15/2033	93,593	93,637	91,487

Total Other Asset-Backed Securities				7,210,964	7,049,787	7,102,655

Total Asset-Backed Securities				8,710,964	8,549,787	8,611,409

Corporate Bonds — 32.8%*:

Advertising — 0.1%*:
WPP Finance 2010+	5.63		11/15/2043	35,000	38,111	37,962

Aerospace/Defense — 0.1%*:
Spirit AeroSystems, Inc.	3.85		6/15/2026	5,000	4,997	4,934
United Technologies Corp.	5.70		4/15/2040	25,000	31,245	29,918

Total Aerospace/Defense				30,000	36,242	34,852

Agriculture — 0.3%*:
Bunge Ltd. Finance Corp.	3.25		8/15/2026	25,000	24,980	23,504
Bunge Ltd. Finance Corp.	3.50		11/24/2020	5,000	4,998	5,017
Reynolds American, Inc.	4.45		6/12/2025	30,000	30,516	30,860
Reynolds American, Inc.	5.85		8/15/2045	25,000	30,277	29,246

Total Agriculture				85,000	90,771	88,627

Airlines — 0.0%*:
WestJet Airlines Ltd.+^	3.50		6/16/2021	14,000	13,987	13,943

Auto Manufacturers — 0.6%*:
Ford Motor Co.	7.45		7/16/2031	10,000	12,424	12,116

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Auto Manufacturers (continued):
General Motors Co.	4.20%		10/1/2027	30,000	$29,958	$29,358
General Motors Co.	5.15		4/1/2038	20,000	19,987	19,936
General Motors Co.	5.20		4/1/2045	35,000	34,592	34,051
General Motors Financial Co., Inc.	3.50		11/7/2024	50,000	49,930	48,272
General Motors Financial Co., Inc.	4.30		7/13/2025	50,000	49,722	50,070

Total Auto Manufacturers				195,000	196,613	193,803

Beverages — 0.8%*:
Anheuser-Busch InBev Worldwide, Inc.+	4.60		4/15/2048	45,000	44,745	46,549
Anheuser-Busch InBev Worldwide, Inc.+	8.20		1/15/2039	35,000	51,578	52,318
Becle SAB de CV^+	3.75		5/13/2025	150,000	149,762	147,945
Molson Coors Brewing Co.	4.20		7/15/2046	10,000	9,938	9,452

Total Beverages				240,000	256,023	256,264

Biotechnology — 0.3%*:
Amgen, Inc.	5.15		11/15/2041	10,000	10,407	11,115
Celgene Corp.	3.45		11/15/2027	45,000	44,934	42,657
Celgene Corp.	4.63		5/15/2044	25,000	26,870	24,932

Total Biotechnology				80,000	82,211	78,704

Chemicals — 0.5%*:
Incitec Pivot Finance LLC+^	6.00		12/10/2019	30,000	31,720	31,324
LYB International Finance B.V.	5.25		7/15/2043	35,000	35,973	38,372
Monsanto Co.	4.40		7/15/2044	15,000	14,296	14,589
Mosaic Co. (The)	3.25		11/15/2022	4,000	4,000	3,916
Mosaic Co. (The)	4.05		11/15/2027	30,000	29,943	29,260
RPM International, Inc.	3.75		3/15/2027	15,000	14,981	14,613
Sherwin-Williams Co. (The)	4.50		6/1/2047	15,000	14,898	14,931

Total Chemicals				144,000	145,811	147,005

Commercial Banks — 4.0%*:
Associated Banc-Corp	2.75		11/15/2019	45,000	45,102	44,774
Associated Banc-Corp	4.25		1/15/2025	70,000	70,016	71,021
Bank of America Corp.	4.18		11/25/2027	65,000	65,000	64,437
Bank of America Corp., 3M USD LIBOR + 1.814%	4.24	#	4/24/2038	30,000	30,000	30,629
Bank of America Corp.	4.75		4/21/2045	45,000	46,749	47,576
Bank of Montreal+	3.80	#**	12/15/2032	40,000	40,000	37,895
Bank of Nova Scotia (The)+	4.50		12/16/2025	30,000	30,335	30,626
Bank of Nova Scotia (The)+	4.65	#**	10/12/2022	80,000	80,300	75,500
Citigroup, Inc.	3.88		3/26/2025	60,000	58,697	59,374
Citigroup, Inc.	4.60		3/9/2026	45,000	44,926	46,159
Fulton Financial Corp.	3.60		3/16/2022	35,000	34,891	34,659
Goldman Sachs Group, Inc. (The)	3.81	#**	4/23/2029	40,000	40,000	39,211
Goldman Sachs Group, Inc. (The)	5.15		5/22/2045	70,000	67,815	75,339
Goldman Sachs Group, Inc. (The)	5.95		1/15/2027	32,000	35,382	35,767
HSBC Holdings plc+	4.25		3/14/2024	200,000	201,849	201,054
Huntington Bancshares, Inc.	5.70	#**	7/15/2066	80,000	80,000	80,400
JPMorgan Chase & Co.	3.63		12/1/2027	30,000	29,953	28,766
JPMorgan Chase & Co.	4.95		6/1/2045	40,000	39,323	43,281
Morgan Stanley	4.35		9/8/2026	30,000	30,033	30,214
SVB Financial Group	3.50		1/29/2025	40,000	39,263	39,084
Valley National Bancorp	5.13		9/27/2023	75,000	79,766	79,086
Wells Fargo & Co.	5.38		11/2/2043	29,000	34,300	32,019
Wells Fargo & Co.	5.61		1/15/2044	15,000	18,297	17,199
Total Commercial Banks				1,226,000	1,241,997	1,244,070

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Commercial Services — 0.3%*:
ERAC USA Finance LLC^	4.20%		11/1/2046	70,000	$69,480	$65,866
ERAC USA Finance LLC^	5.63		3/15/2042	20,000	21,499	22,721

Total Commercial Services				90,000	90,979	88,587

Construction Materials — 0.2%*:
Standard Industries, Inc.^	5.00		2/15/2027	70,000	70,000	67,948

Distribution/Wholesale — 0.1%*:
Ingram Micro, Inc.	5.45		12/15/2024	45,000	46,037	43,565

Diversified Financial Services — 3.8%*:
AerCap Ireland Capital DAC/AerCap Global Aviation Trust+	3.50		5/26/2022	150,000	149,871	147,762
AerCap Ireland Capital DAC/AerCap Global Aviation Trust+	3.50		1/15/2025	160,000	159,144	154,269
Affiliated Managers Group, Inc.	4.25		2/15/2024	50,000	51,121	51,601
Brookfield Finance, Inc.+	4.25		6/2/2026	60,000	59,510	60,229
Discover Financial Services, Inc.	3.75		3/4/2025	30,000	29,069	29,119
Discover Financial Services, Inc.	4.10		2/9/2027	65,000	65,425	64,477
Discover Financial Services, Inc.	5.50	#**	12/29/2049	160,000	160,000	156,400
Genpact Luxembourg Sarl^	3.70		4/1/2022	65,000	65,127	63,787
High Street Funding Trust I^	4.11		2/15/2028	150,000	150,000	150,622
International Lease Finance Corp.	6.25		5/15/2019	145,000	150,623	149,977
Lazard Group LLC	3.63		3/1/2027	30,000	29,886	29,177
Lazard Group LLC	4.25		11/14/2020	58,000	59,643	59,614
Legg Mason, Inc.	4.75		3/15/2026	5,000	4,998	5,228
Legg Mason, Inc.	5.63		1/15/2044	35,000	36,285	38,002
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.^	4.50		3/15/2027	25,000	24,818	25,368

Total Diversified Financial Services				1,188,000	1,195,520	1,185,632

Electric — 1.1%*:
Appalachian Power Co.	6.70		8/15/2037	30,000	37,227	39,611
Cleveland Electric Illuminating Co. (The)^	3.50		4/1/2028	25,000	24,929	23,899
Duke Energy Corp.	3.75		9/1/2046	40,000	39,519	36,079
Indianapolis Power & Light Co.^	4.05		5/1/2046	45,000	44,709	44,077
IPALCO Enterprises, Inc.	3.45		7/15/2020	50,000	50,192	50,005
IPALCO Enterprises, Inc.	3.70		9/1/2024	25,000	24,977	24,477
Oncor Electric Delivery Co. LLC	5.25		9/30/2040	40,000	48,677	47,795
Puget Sound Energy, Inc.	4.30		5/20/2045	30,000	30,643	31,782
Southwestern Public Service Co.	6.00		10/1/2036	30,000	35,369	37,161

Total Electric				315,000	336,242	334,886

Electrical Components and Equipment — 0.1%*:
Legrand France SA+	8.50		2/15/2025	35,000	44,709	44,443

Electronics — 0.3%*:
Arrow Electronics, Inc.	3.25		9/8/2024	25,000	24,858	23,831
Arrow Electronics, Inc.	3.88		1/12/2028	25,000	24,900	24,219
Avnet, Inc.	3.75		12/1/2021	10,000	9,984	9,989
Tech Data Corp.	3.70		2/15/2022	20,000	19,976	19,858

Total Electronics				80,000	79,718	77,897

Food — 0.1%*:
Kraft Heinz Foods Co.	3.00		6/1/2026	45,000	44,015	41,537

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Gas — 0.3%*:
NiSource Finance Corp.	4.80%		2/15/2044	50,000	$55,894	$53,000
Spire, Inc.	4.70		8/15/2044	25,000	25,250	26,941

Total Gas				75,000	81,144	79,941

Healthcare-Products — 0.5%*:
Abbott Laboratories	3.75		11/30/2026	20,000	19,868	19,893
Abbott Laboratories	4.90		11/30/2046	15,000	14,886	16,447
Becton Dickinson and Co.	3.36		6/6/2024	40,000	40,000	38,500
Becton Dickinson and Co.	3.70		6/6/2027	40,000	40,000	38,619
Becton Dickinson and Co.	4.69		12/15/2044	25,000	25,934	25,166

Total Healthcare-Products				140,000	140,688	138,625

Healthcare-Services — 0.3%*:
Humana, Inc.	3.95		3/15/2027	40,000	39,955	39,757
Humana, Inc.	4.80		3/15/2047	20,000	19,981	20,629
UnitedHealth Group, Inc.	6.88		2/15/2038	25,000	34,179	34,345

Total Healthcare-Services				85,000	94,115	94,731

Household Products/Wares — 0.0%*:
Church & Dwight Co., Inc.	3.15		8/1/2027	15,000	14,985	14,180

Housewares — 0.1%*:
Toro Co. (The)	7.80		6/15/2027	25,000	31,136	30,328

Insurance — 2.9%*:
Allstate Corp. (The), 3M USD LIBOR + 2.938%	5.75	#	8/15/2053	110,000	116,444	115,225
American International Group, Inc.	3.90		4/1/2026	20,000	19,992	19,795
American International Group, Inc.	4.20		4/1/2028	30,000	29,888	30,403
American International Group, Inc.	4.50		7/16/2044	25,000	25,668	24,676
American International Group, Inc.	4.75		4/1/2048	15,000	14,912	15,450
American International Group, Inc.	5.75	#**	4/1/2048	30,000	30,000	30,390
AmTrust Financial Services, Inc.	6.13		8/15/2023	75,000	74,575	72,797
Arch Capital Group US, Inc.	5.14		11/1/2043	25,000	25,301	27,624
Athene Holding Ltd.	4.13		1/12/2028	80,000	79,804	76,769
AXIS Specialty Finance PLC	4.00		12/6/2027	40,000	39,914	38,578
CNA Financial Corp.	3.45		8/15/2027	25,000	24,946	23,757
Enstar Group Ltd.+	4.50		3/10/2022	20,000	20,000	20,090
Progressive Corp. (The)	5.38	#**	9/15/2066	75,000	75,000	75,844
Reinsurance Group of America, Inc.	3.95		9/15/2026	40,000	39,999	39,591
Trinity Acquisition PLC	4.40		3/15/2026	55,000	56,464	55,732
Unum Group	3.88		11/5/2025	25,000	24,998	24,806
Unum Group	4.00		3/15/2024	30,000	30,664	30,405
Willis North America, Inc.	7.00		9/29/2019	50,000	52,631	52,835
XLIT Ltd.	4.45		3/31/2025	85,000	87,909	85,551
XLIT Ltd.	5.50		3/31/2045	30,000	28,797	32,906

Total Insurance				885,000	897,906	893,224

Internet — 0.4%*:
Amazon.com, Inc.^	4.05		8/22/2047	45,000	44,671	45,036
Expedia, Inc.	5.00		2/15/2026	40,000	39,848	41,271
Expedia, Inc.	7.46		8/15/2018	45,000	45,835	45,749

Total Internet				130,000	130,354	132,056

Investment Company Security — 1.0%*:
Ares Capital Corp.	3.50		2/10/2023	75,000	74,947	72,870
Ares Capital Corp.	3.88		1/15/2020	85,000	86,154	85,884
FS Investment Corp.	4.00		7/15/2019	75,000	75,539	75,375

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Investment Company Security (continued):
TCP Capital Corp.	4.13%	8/11/2022	75,000	$74,741	$73,004

Total Investment Company Security			310,000	311,381	307,133

Iron/Steel — 0.5%*:
Vale Overseas Ltd.+	5.88	6/10/2021	125,000	135,259	134,062
Vale Overseas Ltd.+	6.88	11/21/2036	15,000	14,988	17,643

Total Iron/Steel			140,000	150,247	151,705

IT Services — 0.6%*:
Dell International LLC / EMC Corp.^	8.35	7/15/2046	45,000	57,814	57,158
DXC Technology Co.	4.75	4/15/2027	40,000	39,961	41,497
Leidos Holdings, Inc.	4.45	12/1/2020	75,000	76,178	76,125

Total IT Services			160,000	173,953	174,780

Machinery-Diversified — 0.3%*:
CNH Industrial NV+	4.50	8/15/2023	90,000	92,142	91,596

Media — 1.0%*:
Charter Communications Operating LLC/Charter Communications Operating Capital	4.46	7/23/2022	112,000	115,044	114,407
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	5/1/2047	30,000	30,174	29,017
Comcast Corp.	3.40	7/15/2046	20,000	19,831	17,184
Discovery Communications LLC	4.88	4/1/2043	25,000	22,819	23,855
Discovery Communications LLC	5.00	9/20/2037	25,000	24,975	24,916
Time Warner Cable LLC	4.50	9/15/2042	60,000	49,565	51,966
Time Warner Cable LLC	5.50	9/1/2041	35,000	32,708	34,773

Total Media			307,000	295,116	296,118

Mining — 0.4%*:
Glencore Funding LLC+^	3.00	10/27/2022	20,000	19,922	19,291
Glencore Funding LLC+^	3.88	10/27/2027	25,000	24,795	23,714
Glencore Funding LLC+^	4.00	4/16/2025	50,000	49,940	49,024
Glencore Funding LLC+^	4.63	4/29/2024	25,000	26,004	25,583

Total Mining			120,000	120,661	117,612

Miscellaneous Manufacturing — 0.2%*:
General Electric Co. MTN	6.88	1/10/2039	35,000	46,349	45,334

Office/Business Equip — 0.4%*:
Pitney Bowes, Inc.	3.63	9/15/2020	20,000	19,961	19,800
Pitney Bowes, Inc.	3.63	10/1/2021	115,000	114,773	109,537

Total Office/Business Equip			135,000	134,734	129,337

Oil and Gas — 2.8%*:
Anadarko Petroleum Corp.	5.55	3/15/2026	20,000	19,948	21,833
Anadarko Petroleum Corp.	6.45	9/15/2036	50,000	58,464	59,948
Andeavor	3.80	4/1/2028	20,000	19,971	19,079
Andeavor	4.50	4/1/2048	15,000	14,787	14,033
Cenovus Energy, Inc.+	3.00	8/15/2022	30,000	29,705	28,915
Cenovus Energy, Inc.+	4.25	4/15/2027	50,000	49,840	48,737
Cenovus Energy, Inc.+	6.75	11/15/2039	25,000	28,679	28,801
Continental Resources, Inc.	4.50	4/15/2023	40,000	40,581	40,450
Encana Corp.+	6.50	2/1/2038	40,000	46,363	48,326

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas (continued):
EQT Corp.	3.90%		10/1/2027	105,000	$104,595	$100,448
Helmerich & Payne International Drilling Co.	4.65		3/15/2025	25,000	26,424	25,957
Hess Corp.	4.30		4/1/2027	25,000	25,012	24,468
Marathon Petroleum Corp.	6.50		3/1/2041	30,000	33,228	36,617
Nabors Industries, Inc.	5.50		1/15/2023	35,000	35,900	34,216
Newfield Exploration Co.	5.38		1/1/2026	140,000	139,884	144,550
Patterson-UTI Energy, Inc.^	3.95		2/1/2028	10,000	9,993	9,633
PBF Holding Co. LLC/PBF Finance Corp.	7.00		11/15/2023	25,000	25,513	25,875
Petroleos Mexicanos+	3.50		1/30/2023	20,000	19,583	19,220
Petroleos Mexicanos+	4.63		9/21/2023	10,000	10,236	9,995
Petroleos Mexicanos^+	5.35		2/12/2028	30,000	30,000	29,592
Petroleos Mexicanos+	5.50		1/21/2021	55,000	57,715	57,255
Petroleos Mexicanos+	6.50		3/13/2027	15,000	14,877	16,020
Rowan Cos., Inc.	4.88		6/1/2022	8,000	7,989	7,260

Total Oil and Gas				823,000	849,287	851,228

Oil and Gas Services — 0.3%*:
National Oilwell Varco, Inc.	3.95		12/1/2042	37,000	30,543	32,458
SESI LLC	7.13		12/15/2021	32,000	33,196	32,600
Weatherford International Ltd.	5.95		4/15/2042	30,000	25,240	20,250

Total Oil and Gas Services				99,000	88,979	85,308

Packaging and Containers — 0.2%*:
Brambles USA, Inc.+^	4.13		10/23/2025	10,000	9,981	10,113
Brambles USA, Inc.+^	5.35		4/1/2020	50,000	52,326	51,938

Total Packaging and Containers				60,000	62,307	62,051

Pharmaceuticals — 1.8%*:
AbbVie, Inc.	4.70		5/14/2045	30,000	29,336	30,937
CVS Health Corp.	3.13		3/9/2020	31,000	30,986	31,031
CVS Health Corp.	4.30		3/25/2028	27,000	26,622	27,115
CVS Health Corp.	5.05		3/25/2048	40,000	39,772	42,071
CVS Pass-Through Trust^	5.93		1/10/2034	29,232	33,202	32,122
Express Scripts Holding Co.	4.50		2/25/2026	30,000	30,865	30,545
Express Scripts Holding Co.	4.80		7/15/2046	30,000	30,185	30,454
McKesson Corp.	6.00		3/1/2041	50,000	55,685	59,845
Mylan NV	5.25		6/15/2046	40,000	39,994	40,795
Mylan, Inc.	2.55		3/28/2019	60,000	59,888	59,690
Shire Acquisitions Investments Ireland DAC	2.88		9/23/2023	60,000	59,994	57,281
Teva Pharmaceutical Finance Netherlands III B.V.	1.70		7/19/2019	25,000	24,591	24,094
Teva Pharmaceutical Finance Netherlands III B.V.	2.20		7/21/2021	99,000	93,831	89,150
Teva Pharmaceutical Finance Netherlands III B.V.	4.10		10/1/2046	10,000	9,919	7,354

Total Pharmaceuticals				561,232	564,870	562,484

Pipelines — 2.9%*:
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	3.50		12/1/2022	10,000	9,971	9,827
Energy Transfer LP	4.20		4/15/2027	25,000	24,952	24,135
Energy Transfer LP	4.75		1/15/2026	30,000	29,848	30,333
Energy Transfer LP	6.13		12/15/2045	25,000	27,423	25,947
Energy Transfer Partners LP	6.25	#**	2/15/2023	60,000	60,000	57,412
EnLink Midstream Partners LP	2.70		4/1/2019	30,000	30,020	29,836

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Pipelines (continued):
EnLink Midstream Partners LP	4.15%		6/1/2025	25,000	$25,096	$24,298
EnLink Midstream Partners LP	4.85		7/15/2026	19,000	19,393	19,196
Enterprise Products Operating LLC	5.38	#**	2/15/2078	30,000	30,000	28,733
Enterprise Products Operating LLC	5.95		2/1/2041	25,000	26,662	29,640
Kinder Morgan Energy Partners LP MTN	6.95		1/15/2038	30,000	31,956	36,166
Kinder Morgan, Inc.^	5.63		11/15/2023	50,000	54,906	53,497
MPLX LP	4.00		2/15/2025	77,000	75,753	76,522
MPLX LP	4.50		4/15/2038	30,000	29,645	29,620
MPLX LP	4.88		6/1/2025	23,000	23,815	24,015
MPLX LP	5.20		3/1/2047	5,000	4,966	5,225
MPLX LP	5.50		2/15/2023	20,000	20,733	20,500
Phillips 66 Partners LP	3.75		3/1/2028	20,000	19,927	19,320
Phillips 66 Partners LP	4.68		2/15/2045	2,000	2,000	1,951
Phillips 66 Partners LP	4.90		10/1/2046	15,000	14,898	15,058
Plains All American Pipeline LP/PAA Finance Corp.	4.50		12/15/2026	80,000	80,014	79,351
Plains All American Pipeline LP/PAA Finance Corp.	4.70		6/15/2044	40,000	36,204	35,712
Sabine Pass Liquefaction LLC	4.20		3/15/2028	75,000	74,933	73,909
Sabine Pass Liquefaction LLC	5.63		3/1/2025	25,000	27,401	26,896
Sunoco Logistics Partners Operations LP	4.00		10/1/2027	20,000	19,850	18,947
Sunoco Logistics Partners Operations LP	5.30		4/1/2044	25,000	24,669	23,255
Western Gas Partners LP	4.00		7/1/2022	75,000	76,828	74,827
Western Gas Partners LP	4.50		3/1/2028	15,000	14,916	15,031

Total Pipelines				906,000	916,779	909,159

Real Estate Investment Trusts — 1.0%*:
Crown Castle International Corp.	3.20		9/1/2024	40,000	39,898	38,352
Crown Castle International Corp.	4.00		3/1/2027	20,000	19,924	19,667
Crown Castle International Corp.	4.75		5/15/2047	10,000	9,922	10,077
CubeSmart LP	3.13		9/1/2026	45,000	44,808	41,831
Healthcare Trust of America Holdings LP	3.75		7/1/2027	35,000	34,834	33,819
Host Hotels & Resorts LP	3.88		4/1/2024	40,000	39,852	39,506
Host Hotels & Resorts LP	4.75		3/1/2023	50,000	51,727	51,976
Kimco Realty Corp.	3.30		2/1/2025	25,000	24,964	24,059
Mid-America Apartments LP	3.60		6/1/2027	25,000	24,903	24,197
Weingarten Realty Investors	3.25		8/15/2026	10,000	9,928	9,495

Total REITS				300,000	300,760	292,979

Retail — 0.6%*:
El Puerto de Liverpool SAB de CV+^	3.95		10/2/2024	200,000	199,257	192,250

Semiconductors — 0.1%*:
QUALCOMM, Inc.	4.30		5/20/2047	35,000	34,994	33,913

Software — 0.1%*:
Oracle Corp.	5.38		7/15/2040	35,000	38,882	41,794

Telecommunications — 0.9%*:
AT&T, Inc.	3.80		3/1/2024	35,000	34,981	35,055
AT&T, Inc.	4.75		5/15/2046	30,000	28,194	29,137
AT&T, Inc.	4.90		8/14/2037	25,000	25,157	25,141
AT&T, Inc.	5.25		3/1/2037	15,000	14,932	15,868
Telefonaktiebolaget LM Ericsson+	4.13		5/15/2022	55,000	56,506	54,605
Verizon Communications, Inc.	4.13		3/16/2027	30,000	30,663	30,388

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Telecommunications (continued):
Verizon Communications, Inc.	4.86%		8/21/2046	25,000	$25,429	$25,230
Verizon Communications, Inc.	6.55		9/15/2043	56,000	69,646	68,687

Total Telecommunications				271,000	285,508	284,111

Venture Capital — 0.5%*:
Hercules Capital, Inc.	4.63		10/23/2022	150,000	149,239	151,610

Total Corporate Bonds				10,009,232	10,214,759	10,143,312

Foreign Government — 0.8%*:
Colombia — 0.4%*:
Colombia Government International Bond+	6.13		1/18/2041	100,000	115,385	114,500

Mexico — 0.4%*:
Mexico Government International Bond+	4.75		3/8/2044	68,000	69,468	65,824
Mexico Government International Bond+	5.55		1/21/2045	60,000	64,565	64,980

Total Mexico				128,000	134,033	130,804

Total Foreign Government				228,000	249,418	245,304

Mortgage-Backed Securities — 0.6%*:

GS Mortgage Securities Trust 2015-GC32 B	4.40	#@	7/10/2048	100,000	102,803	101,702
JPMorgan Mortgage Trust 2017-1 A11^	3.50	#@	1/25/2047	90,846	90,429	88,555

Total Mortgage-Backed Securities				190,846	193,232	190,257

U.S. Treasury & Government Agencies — 25.2%*:

Federal Home Loan Mortgage Corp.	3.50		7/1/2046	49,439	52,231	49,755
Federal Home Loan Mortgage Corp.	3.50		11/1/2046	70,171	74,065	70,565
Federal Home Loan Mortgage Corp.	3.50		11/1/2047	98,163	101,117	98,457
Federal Home Loan Mortgage Corp.	3.50		12/1/2047	790,615	812,323	792,985
Federal Home Loan Mortgage Corp.	3.50		1/1/2048	189,122	190,655	189,684
Federal Home Loan Mortgage Corp.	3.50		2/1/2048	149,598	149,341	150,240
Federal Home Loan Mortgage Corp.	4.00		4/1/2047	69,316	73,791	71,721
Federal Home Loan Mortgage Corp.	4.00		12/1/2047	829,300	871,411	852,166
Federal Home Loan Mortgage Corp., 1M USD LIBOR + 2.300%	4.18	#	9/25/2030	48,000	48,000	48,034
Federal Home Loan Mortgage Corp.	4.50		8/1/2040	14,929	16,361	15,807
Federal Home Loan Mortgage Corp.	4.50		10/1/2040	21,326	23,258	22,565
Federal Home Loan Mortgage Corp.	4.50		10/1/2041	24,160	26,348	25,563
Federal Home Loan Mortgage Corp.	4.50		9/1/2043	17,207	18,825	18,220
Federal Home Loan Mortgage Corp.	4.50		5/1/2047	23,800	25,617	24,927
Federal Home Loan Mortgage Corp.	4.50		6/1/2047	274,830	295,881	287,853
Federal National Mortgage Association	3.50		12/1/2028	45,216	47,818	46,164
Federal National Mortgage Association	3.50		2/1/2041	48,910	49,428	49,567
Federal National Mortgage Association	3.50		11/1/2047	271,032	279,648	271,870
Federal National Mortgage Association	3.50		1/1/2048	589,717	606,230	591,605
Federal National Mortgage Association	3.50		2/1/2048	149,344	148,109	149,018
Federal National Mortgage Association	4.00		8/1/2047	142,437	150,026	146,359
Federal National Mortgage Association	4.00		10/1/2047	122,289	128,980	125,662
Federal National Mortgage Association	4.00		5/1/2056	170,172	178,250	175,725
Federal National Mortgage Association	4.00		6/1/2056	149,237	158,192	154,090
Federal National Mortgage Association, 1M USD LIBOR + 2.200%	4.07	#	8/25/2030	30,000	30,000	30,019
Federal National Mortgage Association	4.50		3/1/2041	16,514	18,109	17,486
Federal National Mortgage Association	5.00		6/1/2040	10,718	11,899	11,613
Federal National Mortgage Association	5.00		7/1/2040	77,778	85,950	84,033

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
U.S. Treasury & Government Agencies (continued):

Federal National Mortgage Association	5.00%	2/1/2044	31,233	$34,621	$33,780
Federal National Mortgage Association TBA(1)	4.00	4/12/2047	260,000	265,732	266,811
Government National Mortgage Association	3.50	9/20/2047	74,312	77,268	75,102
Government National Mortgage Association	3.50	10/20/2047	98,354	102,505	99,404
Government National Mortgage Association	3.50	11/20/2047	99,362	103,314	100,547
Government National Mortgage Association	3.50	12/15/2047	24,887	25,791	25,170
Government National Mortgage Association	3.50	12/20/2047	99,512	102,869	100,632
Government National Mortgage Association	3.50	1/15/2048	103,670	105,726	104,954
Government National Mortgage Association	3.50	1/20/2048	287,744	296,679	290,952
Government National Mortgage Association	3.50	2/15/2048	99,848	100,650	100,979
Government National Mortgage Association	3.50	2/20/2048	49,922	50,242	50,452
Government National Mortgage Association	4.00	10/20/2047	24,826	26,288	25,726
Government National Mortgage Association TBA(1)	3.50	3/20/2042	250,000	251,367	252,427
Government National Mortgage Association TBA(1)	4.00	5/20/2048	350,000	358,969	359,755
Government National Mortgage Association TBA(1)	4.50	4/1/2048	125,000	129,941	129,949
U.S. Treasury Bond	2.50	5/15/2046	340,000	311,346	309,187
U.S. Treasury Bond	3.50	2/15/2039	275,000	301,916	302,145
U.S. Treasury Inflation Indexed Notes	0.50	1/15/2028	320,003	318,159	314,282
U.S. Treasury Notes	1.63	8/31/2022	170,000	163,618	163,731
U.S. Treasury Notes	2.25	8/15/2027	100,000	95,887	95,883

Total U.S. Treasury & Government Agencies			7,677,013	7,894,751	7,773,621

Total Fixed Income			26,816,055	27,101,947	26,963,903

			SHARES	COST	FAIR VALUE
Mutual Fund* — 8.4%*:
Barings U.S. High Yield Fund			262,914	2,559,703	2,597,594

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 1.2%*:
Call Options Purchased — 0.4%*:
OTC - BCM Swaption JPMorgan Chase Bank N.A.	$2.44	12/13/2032	1,270,000	1,270,000	$63,722	$(10,690)	$53,032
OTC - BCM Swaption JPMorgan Chase Bank N.A.	2.61	1/31/2033	1,370,000	1,370,000	65,623	(1,767)	63,856

Total Call Options Purchased			2,640,000	2,640,000	129,345	(12,457)	116,888

Put Options Purchased — 0.8%*:
OTC - BCM Swaption JPMorgan Chase Bank N.A.	2.94	12/13/2032	2,580,000	2,580,000	129,451	4,645	134,096
OTC - BCM Swaption JPMorgan Chase Bank N.A.	3.11	1/31/2033	2,730,000	2,730,000	130,494	(2,162)	128,332

Total Put Options Purchased			5,310,000	5,310,000	259,945	2,483	262,428

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 8.1%*:
Bank Deposit — 1.0%*:
State Street Bank & Trust Co. Euro Time Deposit	0.28%	4/2/2018	296,464	296,464	296,464

Commercial Paper — 7.1%*:
Apparel — 2.3%*:
VF Corp.	Zero Coupon	5/23/2018	700,000	697,472	697,472

Electrical Components and Equipment — 0.8%*:
Molex Electronics Technologies	Zero Coupon	6/13/2018	250,000	248,657	248,657

IT Services — 0.8%*:
HP, Inc.	Zero Coupon	6/19/2018	250,000	248,409	248,409

Lodging — 0.8%*:
Marriott International	Zero Coupon	4/4/2018	250,000	249,958	249,958

Retail — 0.8%*:
Walgreens Boots	Zero Coupon	5/21/2018	250,000	249,268	249,268

Semiconductors — 0.8%*:
LAM Research Corp.	Zero Coupon	4/4/2018	250,000	249,955	249,955

Telecommunications — 0.8%*:
TELUS Corp.+	Zero Coupon	6/20/2018	250,000	248,500	248,500

Total Commercial Paper			2,200,000	2,192,219	2,192,219

Total Short-Term Investments			2,496,464	2,488,683	2,488,683

Total Investments			37,525,433	32,539,623	32,429,496

Other assets and liabilities – (5.0%)*					(1,541,124)

Net Assets – 100.0%					$30,888,372

MTN	Medium Term Note
OTC	Over the Counter
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	All or a portion of this security is held for swaps collateral.
**	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	91.0%
Canada	2.1%
Mexico	1.9%
Netherlands	1.0%
Other (Individually less than 1%)	4.0%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2018.
@	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

		Affiliate Table
	Number of Shares Held at 6/30/17	Value of 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation /Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
Barings U.S. High Yield Fund	245,051	$2,595,086	$183,994	$—	$—	$(181,486)	262,914	$2,597,594	$122,264	$75,839

A summary of outstanding derivatives at March 31, 2018 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/17/18	EUR/CZK	Goldman Sachs & Co.	312,931	12,307	$12
4/17/18	EUR/HUF	Goldman Sachs & Co.	7,775,000	25,087	(246)
4/17/18	EUR/PLN	Goldman Sachs & Co.	245,792	58,674	(451)
4/17/18	HUF/EUR	JPMorgan Chase Bank N.A.	14,000	4,326,000	188

Net unrealized depreciation on cross currency forward foreign currency exchange contracts					$(497)

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
6/15/18	BNP Paribas S.A.	ARS	371,700	$17,776	$18,000	$(224)
2/12/19	Bank of America N.A.	ARS	433,440	18,450	18,000	450
2/12/19	JPMorgan Chase Bank N.A.	ARS	445,360	18,957	19,000	(43)
4/24/18	JPMorgan Chase Bank N.A.	AUD	18,940	14,547	15,000	(453)
4/10/18	BNP Paribas S.A.	BRL	58,752	17,785	18,000	(215)
4/17/18	Goldman Sachs & Co.	CHF	18,425	19,293	20,019	(726)
4/17/18	Goldman Sachs & Co.	EGP	271,518	15,340	15,164	176
4/17/18	Bank of America N.A.	EUR	7,390	9,101	9,245	(144)

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

Forward Foreign Currency Exchange Contracts to Buy (continued)

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/17/18	JPMorgan Chase Bank N.A.	EUR	74,955	$92,314	$93,426	$(1,112)
4/17/18	JPMorgan Chase Bank N.A.	GHS	66,600	14,976	14,171	805
4/17/18	Bank of America N.A.	ILS	14,105	4,025	4,000	25
4/24/18	JPMorgan Chase Bank N.A.	INR	456,806	7,007	7,001	6
4/24/18	Goldman Sachs & Co.	JPY	4,014,661	37,775	36,411	1,364
4/24/18	Bank of America N.A.	KRW	15,363,600	14,469	14,404	65
4/24/18	JPMorgan Chase Bank N.A.	KZT	12,337,000	38,522	37,842	680
4/10/18	JPMorgan Chase Bank N.A.	MXN	1,405,868	77,249	71,328	5,921
4/24/18	Barclays Bank plc	MYR	150,234	38,880	38,016	864
4/17/18	JPMorgan Chase Bank N.A.	NGN	7,701,000	21,872	21,244	628
4/10/18	JPMorgan Chase Bank N.A.	PEN	93,380	28,938	29,000	(62)
4/17/18	BNP Paribas S.A.	RUB	844,829	14,719	14,610	109
4/17/18	Bank of America N.A.	SEK	116,584	13,975	14,223	(248)
4/17/18	Goldman Sachs & Co.	TRY	173,168	43,696	44,665	(969)

Net unrealized appreciation on forward foreign currency exchange contracts to buy						$6,897

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
6/15/18	Bank of America N.A.	ARS	371,700	$(17,775)	$17,208	$(567)
4/17/18	Bank of America N.A.	CHF	18,425	(19,294)	18,881	(413)
4/10/18	Goldman Sachs & Co.	CLP	12,910,643	(13,769)	(14,000)	231
4/10/18	Bank of America N.A.	CLP	4,592,543	(7,605)	7,568	(37)
4/24/18	Goldman Sachs & Co.	CNH	44,552	(7,097)	7,000	(97)
4/24/18	JPMorgan Chase Bank N.A.	CNH	190,798	(30,394)	29,559	(835)
4/17/18	Goldman Sachs & Co.	EUR	1,631	(2,008)	1,955	(53)
4/17/18	Bank of America N.A.	ILS	77,916	(22,233)	22,717	484
4/24/18	JPMorgan Chase Bank N.A.	INR	452,515	(6,941)	7,000	59
4/24/18	Bank of America N.A.	INR	1,419,061	(21,766)	22,001	235
4/24/18	JPMorgan Chase Bank N.A.	JPY	1,982,625	(18,655)	18,000	(655)
4/17/18	JPMorgan Chase Bank N.A.	KES	1,086,944	(10,741)	10,511	(230)
5/9/18	JPMorgan Chase Bank N.A.	KES	411,890	(4,055)	3,989	(66)
4/24/18	JPMorgan Chase Bank N.A.	KRW	15,363,600	(14,469)	14,381	(88)
4/24/18	Bank of America N.A.	KZT	12,337,000	(38,522)	37,898	(624)
4/24/18	Goldman Sachs & Co.	NZD	20,459	(14,785)	14,938	153
4/17/18	Goldman Sachs & Co.	TRY	90,137	(22,744)	23,000	256

Net unrealized depreciation on forward foreign currency exchange contracts to sell						$(2,247)

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

CZK – Czech Koruna

EGP – Egyptian Pound

EUR – Euro

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

GHS – Ghana Cedi

HUF – Hungarian Forint

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KES – Kenyan Shilling

KRW – South Korean Won

KZT – Kazakhstani Tenge

MXN – Mexican Peso

MYR – Malaysian Ringgit

NGN – Nigeria Naira

NZD – New Zealand Dollar

PEN – Peruvian Nouveau Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

TRY – Turkish New Lira

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Long Futures
U.S. 2-Year Treasury Note	06/29/18	17	3,613,362	Long	$3,614,359	$997
U.S. 5-Year Treasury Note	06/29/18	22	2,506,320	Long	2,518,140	11,820
U.S. Ultra Bond	06/20/18	9	1,398,843	Long	1,444,219	45,376

Total Long Futures						$58,193

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Futures
U.S. 10-Year Treasury Note	06/20/18	4	480,128	Short	$484,563	$(4,435)
U.S. Long Bond	06/20/18	3	428,636	Short	439,875	(11,239)

Total Short Futures						$(15,674)

OTC Credit Default Swaps - Sell Protection(1) (2)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTER- PARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CMBX.NA.BBB-.6†	3.00%	1M	11/17/2045	JPMorgan Chase Bank N.A.	60,000	60,000	$135	$(8,840)	$(8,975)
CMBX.NA.BBB-.6†	3.00%	1M	5/11/2063	Goldman Sachs & Co.	70,000	70,000	(5,194)	(10,313)	(5,119)

Total OTC Credit Default Swaps							(5,059)	(19,153)	(14,094)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

(2)	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC — Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 87.2%*:

Corporate Bonds — 23.5%*:

Chemicals — 0.9%*:
Grupo Idesa SA de CV+^	7.88%		12/18/2020	500,000	$477,576	$485,407

Commercial Banks — 4.4%*:
Alfa Bank AO Via Alfa Bond Issuance plc, 5 year USD Swap + 6.660%+	8.00	#	2/3/2066	600,000	624,182	618,000
Banco Mercantil del Norte SA, 10 year CMT + 5.353%+	7.63	#	10/1/2065	300,000	326,850	320,250
Banco Mercantil del Norte SA, 10 year CMT + 5.353%+^	7.63	#	10/6/2066	200,000	219,198	213,500
Itau Unibanco Holding SA	6.13	#**	6/12/2066	500,000	501,500	489,625
Turkiye Is Bankasi, 5 year USD Swap + 5.117%+	7.00	#	6/29/2028	200,000	200,000	196,500
Turkiye Is Bankasi AS, 5 year USD Swap + 5.117%^+	7.00	#	6/29/2028	400,000	400,956	393,000

Total Commercial Banks				2,200,000	2,272,686	2,230,875

Electric — 2.1%*:
Capex SA+^	6.88		5/15/2024	550,000	556,829	552,062
Pampa Energia SA^+	7.38		7/21/2023	500,000	531,263	525,000

Total Electric				1,050,000	1,088,092	1,077,062

Energy-Alternate Sources — 0.9%*:
Rio Energy SA / UGEN SA / UENSA SA^+	6.88		2/1/2025	450,000	445,119	443,363

Food — 1.0%*:
Marfrig Holdings Europe BV+^	8.00		6/8/2023	500,000	511,399	501,250

Gas — 0.9%*:
Fermaca Enterprises S de RL de CV+^	6.38		3/30/2038	411,907	444,859	443,829

Insurance — 1.0%*:
Qatar Reinsurance Co. Ltd., 5 year USD Swap + 2.786%+	4.95	#	12/29/2048	500,000	499,375	495,000

Iron/Steel — 0.9%*:
CSN Resources SA^+	7.63		2/13/2023	500,000	489,837	466,875

Media — 3.6%*:
Altice Financing SA+^	6.63		2/15/2023	800,000	793,423	792,000
VTR Finance BV+^	6.88		1/15/2024	1,000,000	1,045,134	1,041,510

Total Media				1,800,000	1,838,557	1,833,510

Mining — 2.7%*:
First Quantum Minerals Ltd.^+	7.25		4/1/2023	600,000	620,266	592,500
Petra Diamonds US Treasury plc+^	7.25		5/1/2022	800,000	805,464	800,000

Total Mining				1,400,000	1,425,730	1,392,500

Oil and Gas — 3.2%*:
Petrobras Global Finance BV+	5.63		5/20/2043	100,000	75,942	87,500
Petrobras Global Finance BV+	8.75		5/23/2026	1,325,000	1,554,970	1,552,635

Total Oil and Gas				1,425,000	1,630,912	1,640,135

Real Estate — 0.9%*:
CIFI Holdings Group Co. Ltd.+	5.38	#**	12/31/2099	250,000	235,875	235,938
Yuzhou Properties Co. Ltd.+	6.38		3/6/2021	250,000	249,752	249,687

Total Real Estate				500,000	485,627	485,625

Retail — 1.0%*:
Eurotorg LLC Via Bonitron DAC+^	8.75		10/30/2022	500,000	507,573	506,350

Total Corporate Bonds				11,736,907	12,117,342	12,001,781

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government — 63.7%*:
Argentina — 3.0%*:
Argentine Bonos del Tesoro+	15.50%	10/17/2026	2,300,000	$134,666	$112,423
Argentine Republic Government International Bond+	5.25	1/15/2028	350,000	418,071	419,353
Argentine Republic Government International Bond+	7.82	12/31/2033	288,982	397,547	396,913
Provincia de Cordoba+^	7.13	6/10/2021	580,000	597,767	609,725

Total Argentina			3,518,982	1,548,051	1,538,414

Armenia — 1.6%*:
Republic of Armenia International Bond+^	7.15	3/26/2025	720,000	789,945	795,600

Brazil — 8.7%*:
Brazil Notas do Tesouro Nacional Serie B+	6.00	8/15/2050	4,230,000	4,438,183	4,425,629

Colombia — 5.5%*:
Colombian TES+	4.75	4/4/2035	675,814,121	252,835	269,659
Colombian TES+	7.75	9/18/2030	6,605,000,000	2,420,821	2,563,811

Total Colombia			7,280,814,121	2,673,656	2,833,470

Croatia — 0.5%*:
Croatia Government International Bond+	2.75	1/27/2030	200,000	230,686	247,320

Dominican Republic — 1.3%*:
Dominican Republic International Bond^+	8.63	4/20/2027	570,000	677,870	672,600

El Salvador — 2.3%*:
El Salvador Government International Bond+^	7.38	12/1/2019	200,000	203,065	209,000
El Salvador Government International Bond^+	8.63	2/28/2029	850,000	996,113	977,500

Total El Salvador			1,050,000	1,199,178	1,186,500

Ghana — 3.8%*:
Ghana Government Bond+	16.50	2/6/2023	3,500,000	812,168	805,416
Ghana Government Bond+	18.25	7/25/2022	408,000	92,788	98,656
Ghana Government Bond+	21.50	3/9/2020	480,000	113,932	117,927
Ghana Government International Bond+^	10.75	10/14/2030	700,000	876,142	915,250

Total Ghana			5,088,000	1,895,030	1,937,249

Indonesia — 2.1%*:
Indonesia Treasury Bond+	8.38	3/15/2034	13,640,000,000	1,041,677	1,083,621

Malaysia — 2.0%*:
Malaysia Government Bond+	4.13	4/15/2032	1,165,000	261,721	291,294
Malaysia Government Bond+	4.94	9/30/2043	2,830,000	741,422	738,989

Total Malaysia			3,995,000	1,003,143	1,030,283

Mexico — 9.9%*:
Mexican Bonos+	7.75	11/13/2042	62,700,000	3,390,821	3,501,024
Mexico Government International Bond+	5.75	10/12/2110	1,500,000	1,492,868	1,530,000

Total Mexico			64,200,000	4,883,689	5,031,024

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Nigeria — 0.3%*:
Nigeria Treasury Bill+	Zero Coupon	6/14/2018	27,284,000	$73,149	$73,266
Nigeria Treasury Bill+	Zero Coupon	6/21/2018	27,284,000	72,732	73,063

Total Nigeria			54,568,000	145,881	146,329

Paraguay — 1.2%*:
Paraguay Government International Bond^+	5.60	3/13/2048	600,000	600,000	615,000

Peru — 1.2%*:
Peru Government Bond+	6.85	2/12/2042	1,805,000	615,756	633,483

Russia — 8.5%*:
Russian Federal Bond - OFZ+	7.70	3/23/2033	12,440,000	226,463	225,995
Russian Federal Bond - OFZ+	8.50	9/17/2031	190,560,000	3,716,655	3,730,884
Russian Foreign Bond - Eurobond^+	4.38	3/21/2029	400,000	391,470	395,400

Total Russia			203,400,000	4,334,588	4,352,279

Senegal — 0.7%*:
Senegal Government International Bond^+	4.75	3/13/2028	300,000	372,120	369,596

South Africa — 9.4%*:
South Africa Government Bond+	6.50	2/28/2041	68,200,000	4,224,002	4,450,276
South Africa Government Bond+	8.75	2/28/2048	4,000,000	249,440	334,128

Total South Africa			72,200,000	4,473,442	4,784,404

Ukrainian — 1.7%*:
Ukraine Government International Bond+^	7.38	9/25/2032	200,000	200,000	193,400
Ukraine Government International Bond^+	7.75	9/1/2020	325,000	342,502	341,250
Ukraine Government International Bond^+	7.75	9/1/2021	325,000	343,019	341,575

Total Ukrainian			850,000	885,521	876,225

Total Foreign Government			21,338,109,103	31,808,416	32,559,026

Total Fixed Income			21,349,846,010	43,925,758	44,560,807

Short-Term Investments — 12.8%*:
Bank Deposit — 12.8%*:
State Street Bank & Trust Co. Euro Time Deposit	0.28	4/2/2018	6,517,693	6,517,693	6,517,693

Total Investments			21,356,363,703	50,443,451	51,078,500

Other assets and liabilities – 0.0%*					(14,875)

Net Assets – 100.0%					$51,063,625

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Brazil	15.8%
Mexico	14.6%
South Africa	12.5%
Russia	9.8%
Argentina	6.9%
Colombia	6.4%
Ghana	4.3%
El Salvador	2.7%
Indonesia	2.4%
Chile	2.3%
Malaysia	2.3%
Ukrainian	2.0%
Armenia	1.8%
Portugal	1.8%
Dominican Republic	1.5%
Peru	1.4%
Iran	1.4%
Paraguay	1.4%
Canada	1.3%
Turkey	1.3%
Belarus	1.1%
Bangladesh	1.1%
Belize	1.1%
Ivory Coast	1.1%
Other (Individually less than 1%)	1.7%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2018.

A summary of outstanding derivatives at March 31, 2018 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/17/18	EUR/CZK	Goldman Sachs & Co.	4,843,688	190,487	$178
4/17/18	EUR/CZK	Citibank N.A.	17,579,737	690,000	2,315
4/17/18	EUR/HUF	Goldman Sachs & Co.	2,400,861	7,747	(76)
4/17/18	EUR/HUF	Bank of America N.A.	206,699,068	663,000	(1,668)
4/17/18	EUR/PLN	Goldman Sachs & Co.	3,760,043	897,442	(6,731)
4/17/18	EUR/PLN	State Street Bank & Trust Co.	13,654,948	3,246,000	(8,255)
4/17/18	EUR/RSD	Bank of America N.A.	104,074,680	877,524	(2,971)
4/17/18	HUF/EUR	JPMorgan Chase Bank N.A.	212,000	65,508,000	2,843

Net unrealized depreciation on cross currency forward foreign currency exchange contracts					$(14,365)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
6/15/18	JPMorgan Chase Bank N.A.	ARS	9,375,000	$448,333	$500,000	$(51,667)
2/12/19	Bank of America N.A.	ARS	6,742,400	286,996	280,000	6,996
2/12/19	State Street Bank & Trust Co.	ARS	48,501,050	2,064,489	2,015,000	49,489
4/24/18	JPMorgan Chase Bank N.A.	AUD	281,576	216,264	223,000	(6,736)
4/24/18	Citibank N.A.	AUD	1,014,454	779,148	793,000	(13,852)
4/17/18	Goldman Sachs & Co.	CHF	287,219	300,753	312,072	(11,319)
4/17/18	Goldman Sachs & Co.	EGP	4,018,626	227,044	224,442	2,602
4/17/18	JPMorgan Chase Bank N.A.	EGP	14,533,155	821,091	819,000	2,091
4/17/18	Bank of America N.A.	EUR	764,985	942,139	957,000	(14,861)
4/17/18	JPMorgan Chase Bank N.A.	EUR	1,052,938	1,296,776	1,319,550	(22,774)
4/17/18	Citibank N.A.	EUR	5,091,078	6,270,063	6,282,000	(11,937)
4/17/18	Bank of America N.A.	HUF	127,109,790	501,104	492,655	8,449
4/17/18	Bank of America N.A.	ILS	232,727	66,406	66,000	406
4/24/18	JPMorgan Chase Bank N.A.	INR	35,826,642	549,510	549,000	510
4/24/18	Goldman Sachs & Co.	JPY	64,835,617	610,054	588,027	22,027
4/24/18	State Street Bank & Trust Co.	JPY	114,973,600	1,081,815	1,079,000	2,815
4/24/18	Bank of America N.A.	KRW	249,109,800	234,603	233,555	1,048
4/24/18	JPMorgan Chase Bank N.A.	KZT	195,667,500	610,972	600,184	10,788
4/17/18	JPMorgan Chase Bank N.A.	MAD	23,480,042	2,551,661	2,557,163	(5,502)
4/10/18	JPMorgan Chase Bank N.A.	MXN	6,552,502	360,042	332,446	27,596
4/10/18	BNP Paribas S.A.	MXN	25,675,122	1,410,775	1,378,000	32,775
4/24/18	Barclays Bank plc	MYR	854,770	221,212	216,293	4,919
4/24/18	Goldman Sachs & Co.	MYR	3,120,978	807,697	798,000	9,697
4/17/18	JPMorgan Chase Bank N.A.	NGN	919,299,682	2,610,967	2,541,000	69,967
4/10/18	JPMorgan Chase Bank N.A.	PEN	2,318,814	718,588	720,128	(1,540)
2/1/19	State Street Bank & Trust Co.	PEN	3,222,868	991,764	979,000	12,764
4/17/18	Goldman Sachs & Co.	RUB	488,599	8,513	8,630	(117)
4/17/18	Bank of America N.A.	SEK	8,864,950	1,062,676	1,078,671	(15,995)
4/17/18	Goldman Sachs & Co.	TRY	2,661,470	671,569	686,466	(14,897)
4/17/18	State Street Bank & Trust Co.	TRY	4,813,938	1,214,702	1,250,000	(35,298)
4/17/18	Bank of America N.A.	ZAR	3,236,758	272,890	275,741	(2,851)

Net unrealized appreciation on forward foreign currency exchange contracts to buy						$55,593

Forward Foreign Currency Exchange Contracts to Sell
EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
6/15/18	Bank of America N.A.	ARS	6,048,000	$289,229	$280,000	$(9,229)
4/10/18	Goldman Sachs & Co.	BRL	69,012	20,891	20,989	98
4/17/18	Bank of America N.A.	CHF	287,219	300,753	294,323	(6,430)
4/10/18	Bank of America N.A.	CLP	73,352,318	121,469	120,874	(595)
4/10/18	Goldman Sachs & Co.	CLP	193,964,768	321,198	324,561	3,363
4/10/18	JPMorgan Chase Bank N.A.	CLP	977,022,000	1,617,908	1,620,000	2,092
4/24/18	JPMorgan Chase Bank N.A.	CNH	2,924,431	465,862	453,070	(12,792)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

Forward Foreign Currency Exchange Contracts to Sell (continued)

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/24/18	Goldman Sachs & Co.	CNH	636,450	$101,387	$100,000	$(1,387)
4/24/18	Citibank N.A.	CNH	12,900,968	2,055,127	2,034,000	(21,127)
4/10/18	Goldman Sachs & Co.	COP	1,445,814,526	517,395	493,713	(23,682)
4/10/18	State Street Bank & Trust Co.	COP	6,553,962,000	2,345,383	2,286,000	(59,383)
4/17/18	Goldman Sachs & Co.	EUR	533,242	656,729	639,365	(17,364)
4/17/18	JPMorgan Chase Bank N.A.	EUR	181,151	223,101	223,486	385
4/24/18	Citibank N.A.	IDR	273,900,000	19,929	20,433	504
4/17/18	Bank of America N.A.	ILS	1,185,692	338,326	345,687	7,361
4/17/18	BNP Paribas S.A.	ILS	3,643,170	1,039,543	1,060,000	20,457
4/24/18	Bank of America N.A.	INR	22,473,704	344,703	348,430	3,727
4/24/18	JPMorgan Chase Bank N.A.	INR	6,917,015	106,093	107,000	907
4/24/18	State Street Bank & Trust Co.	INR	106,483,896	1,633,254	1,627,000	(6,254)
4/24/18	JPMorgan Chase Bank N.A.	JPY	33,374,201	314,026	303,000	(11,026)
4/17/18	JPMorgan Chase Bank N.A.	KES	16,585,480	163,899	160,382	(3,517)
5/9/18	JPMorgan Chase Bank N.A.	KES	67,074,822	660,400	651,118	(9,282)
4/24/18	JPMorgan Chase Bank N.A.	KRW	249,109,800	234,603	233,177	(1,426)
4/24/18	Bank of America N.A.	KZT	195,667,500	610,972	601,071	(9,901)
4/24/18	Goldman Sachs & Co.	NZD	331,726	239,729	242,209	2,480
4/24/18	BNP Paribas S.A.	NZD	1,196,910	864,971	870,000	5,029
4/10/18	Goldman Sachs & Co.	PEN	1,430,094	443,178	440,557	(2,621)
4/17/18	Bank of America N.A.	RUB	11,654,474	203,055	202,012	(1,043)
4/17/18	JPMorgan Chase Bank N.A.	RUB	48,389,110	843,081	847,000	3,919
4/17/18	Goldman Sachs & Co.	TRY	1,332,460	336,220	340,000	3,780
4/17/18	Bank of America N.A.	ZAR	8,218,433	692,893	654,318	(38,575)
4/17/18	JPMorgan Chase Bank N.A.	ZAR	30,294,746	2,554,139	2,543,000	(11,139)
4/17/18	Goldman Sachs & Co.	ZAR	20,820,879	1,755,401	1,734,000	(21,401)

Net unrealized depreciation on forward foreign currency exchange contracts to sell						$(214,072)

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EGP – Egyptian Pound

EUR – Euro

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KES – Kenyan Shilling

KRW – South Korean Won

KZT – Kazakhstani Tenge

MAD – Moroccan Diram

MXN – Mexican Peso

MYR – Malaysian Ringgit

NGN – Nigeria Naira

NZD – New Zealand Dollar

PEN – Peruvian Nouveau Sol

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

PLN – Polish Zloty

RSD – Serbian Dinar.

RUB – Russian Ruble

SEK – Swedish Krona

TRY – Turkish New Lira

ZAR – South African Rand

FUTURES

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Futures
U.S. Ultra Bond	06/20/18	8	1,240,551	Short	$1,283,750	$(43,199)

OTC Cross Currency Swaps

NOTIONAL AMOUNT	FUND PAYS	PAY/RECEIVE PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	NOTIONAL AMOUNT	FUND RECEIVES	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
210,000 EUR	7.82%	1Y/6M	12/31/2033	Citibank N.A.	258,510 USD	10.957%	$(63)	$4,209	$4,272
200,000 EUR	2.75%	1Y/6M	01/27/2030	Citibank N.A.	235,400 USD	4.89%	(10)	(16,551)	(16,541)
300,000 EUR	4.75%	1Y/6M	03/13/2028	Bank of America N.A.	372,150 USD	7.43%	30	3,108	3,078
200,000 EUR	5.30%	1Y/6M	01/15/2028	Citibank N.A.	233,200 USD	7.85%	(40)	(22,906)	(22,866)
150,000 EUR	5.25%	1Y/6M	01/15/2028	Citibank N.A.	184,200 USD	7.9312%	270	(1,731)	(2,001)

Total OTC Cross Currency Swaps							187	(33,871)	$(34,058)

OTC Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 5/18/17 paying a fixed rate of 1.22% receiving the notional amount multiplied by the HUF-BUBOR rate. Expiring 5/18/22	HUF	308,000,000	$(20,714)	$(20,714)
Agreement with Bank of America N.A. dated 12/9/15 receiving a fixed rate of 8.09% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 1/12/27	ZAR	4,300,000	12,926	12,926
Agreement with Bank of America N.A. dated 2/6/18 paying a fixed rate of 1.00% receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 2/6/23	ILS	350,000	(602)	(602)
Agreement with Bank of America N.A. dated 02/14/18 paying a fixed rate of 0.10% receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 3/14/23	ILS	2,700,000	(7,284)	(7,284)
Agreement with Bank of America N.A. dated 1/19/18 paying a fixed rate of 9.79% receiving the notional amount multiplied by the BRL-CDI rate. Expiring 1/02/25	BRL	696,541	(8,849)	(8,849)
Agreement with Bank of America N.A. dated 1/19/18 receiving a fixed rate of 8.81% paying the notional amount multiplied by the BRL-CDI rate. Expiring 1/4/21	BRL	2,574,484	22,603	22,603
Agreement with BNP Paribhas N.A. dated 03/14/18 paying a fixed rate of 1.00% receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 3/14/23	ILS	19,730,000	(21,183)	(21,183)
Agreement with BNP Paribas N.A. dated 03/14/18 paying a fixed rate of 1.00% receiving the notional amount multiplied by the HUF BUBOR rate. Expiring 3/14/23	HUF	518,600,000	(16,281)	(16,281)
Agreement with JPMorgan Chase Bank N.A. dated 5/19/17 paying a fixed rate of 0.43% receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 5/19/20	ILS	6,500,000	(5,774)	(5,774)
Agreement with JPMorgan Chase Bank N.A. dated 12/9/15 receiving a fixed rate of 7.45% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 1/12/20	ZAR	4,460,000	4,187	4,187

Total OTC Interest Rate Swaps			(40,971)	$(40,971)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

OTC Credit Default Swaps - Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTER- PARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED APPRECIATION (DEPRECIATION)
Colombia Government International Bond	1.00%	3M	6/20/2023	BNP Paribas S.A.	100,000	100,000	$(107)	$(284)	$(177)
Indonesia Government International Bond	1.00%	3M	6/20/2023	BNP Paribas S.A.	200,000	200,000	598	(93)	(691)
Maylasia Government International Bond	1.00%	3M	6/20/2023	BNP Paribas S.A.	100,000	100,000	1,638	1,302	(336)
Mexico Government International Bond	1.00%	3M	6/20/2023	BNP Paribas S.A.	200,000	200,000	(1,759)	(766)	993
Panama Government International Bond	1.00%	3M	6/20/2023	Bank of America N.A.	200,000	200,000	3,280	3,036	(244)
Peruvian Government International Bond	1.00%	3M	6/20/2023	BNP Paribas S.A.	200,000	200,000	2,395	1,836	(559)
Russian Government International Bond	1.00%	3M	6/20/2023	Bank of America N.A.	100,000	100,000	(1,070)	(1,099)	(29)

Total OTC Credit Default Swaps							4,975	3,932	(1,043)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC — Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 87.6%*:

Foreign Government — 87.6%*:
Argentina — 3.5%*:
Argentine Bonos del Tesoro+	15.50%	10/17/2026	15,045,000	$805,454	$735,426

Brazil — 8.4%*:
Brazil Notas do Tesouro Nacional Serie B+	6.00	8/15/2050	1,682,000	1,685,439	1,747,988

Chile — 4.2%*:
Bonos de la Tesoreria de la Republica en pesos+	4.50	3/1/2021	485,000,000	786,101	823,815
Chile Government International Bond+	5.50	8/5/2020	32,300,000	47,523	55,929

Total Chile			517,300,000	833,624	879,744

Colombia — 6.9%*:
Colombian TES+	3.00	3/25/2033	686,313,696	218,651	224,344
Colombian TES+	4.75	4/4/2035	2,043,575,856	792,039	815,695
Colombian TES+	7.75	9/18/2030	1,048,000,000	343,080	406,934

Total Colombia			3,777,889,552	1,353,770	1,446,973

El Salvador — 0.9%*:
El Salvador Government International Bond+^	8.25	4/10/2032	159,000	176,635	178,279
El Salvador Government International Bond+^	8.63	2/28/2029	10,000	10,701	11,500

Total El Salvador			169,000	187,336	189,779

Ghana — 1.8%*:
Ghana Government Bond+	16.50	2/6/2023	240,000	55,593	55,327
Ghana Government Bond+	18.25	7/25/2022	785,000	179,112	190,157
Ghana Government Bond+	21.50	3/9/2020	330,000	78,532	81,220
Ghana Government Bond+	24.75	3/1/2021	100,000	26,652	26,956
Ghana Government Bond+	24.75	7/19/2021	110,000	28,417	30,312

Total Ghana			1,565,000	368,306	383,972

Hungary — 0.3%*:
Hungary Government Bond+	5.50	12/20/2018	14,750,000	57,828	60,402

Indonesia — 8.6%*:
Indonesia Treasury Bond+	8.25	5/15/2036	1,825,000,000	146,259	143,495
Indonesia Treasury Bond+	8.38	3/15/2034	20,829,000,000	1,634,224	1,654,746

Total Indonesia			22,654,000,000	1,780,483	1,798,241

Malaysia — 4.7%*:
Malaysia Government Bond+	4.74	3/15/2046	2,995,000	718,850	760,432
Malaysia Government Bond+	4.94	9/30/2043	803,000	190,877	209,685

Total Malaysia			3,798,000	909,727	970,117

Mexico — 4.8%*:
Mexican Bonos+	7.75	5/29/2031	850,000	45,827	47,693
Mexican Bonos+	7.75	11/13/2042	17,300,000	959,567	962,103

Total Mexico			18,150,000	1,005,394	1,009,796

Nigeria — 1.5%*:
Nigeria Treasury Bill+	Zero Coupon	6/14/2018	14,391,000	38,700	38,650
Nigeria Treasury Bill+	Zero Coupon	6/21/2018	14,391,000	38,515	38,542
Nigeria Treasury Bill+	Zero Coupon	7/5/2018	90,550,000	243,054	242,441

Total Nigeria			119,332,000	320,269	319,633

Peru — 2.0%*:
Peru Government Bond+	6.85	2/12/2042	1,160,000	381,199	407,000

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Poland — 4.7%*:
Poland Government Bond+	2.50%	7/25/2018	3,325,000	$915,516	$974,125

Romania — 4.6%*:
Romania Government Bond+	5.60	11/28/2018	2,510,000	650,304	676,789
Romania Government Bond+	5.80	7/26/2027	1,000,000	289,111	289,152

Total Romania			3,510,000	939,415	965,941

Russia — 11.5%*:
Russian Federal Bond - OFZ+	7.00	8/16/2023	26,843,000	434,297	478,107
Russian Federal Bond - OFZ+	7.70	3/23/2033	24,417,000	447,179	441,939
Russian Federal Bond - OFZ+	8.50	9/17/2031	75,713,000	1,425,625	1,476,871

Total Russia			126,973,000	2,307,101	2,396,917

Serbia — 2.0%*:
Serbia Treasury Bond+	5.75	7/21/2023	20,120,000	205,997	224,218
Serbia Treasury Bonds+	5.88	2/8/2028	17,300,000	188,850	189,316

Total Serbia			37,420,000	394,847	413,534

South Africa — 11.9%*:
South Africa Government Bond+	6.50	2/28/2041	27,500,000	1,452,884	1,792,952
South Africa Government Bond+	8.75	2/28/2048	8,200,000	522,178	684,385

Total South Africa			35,700,000	1,975,062	2,477,337

Thailand — 1.0%*:
Thailand Government Bond+	3.88	6/13/2019	6,450,000	200,307	212,490

Turkey — 4.3%*:
Turkey Government Bond+	10.70	2/17/2021	400,000	96,899	94,108
Turkey Government Bond+	10.70	8/17/2022	3,450,000	846,218	797,748

Total Turkey			3,850,000	943,117	891,856

Total Foreign Government			27,342,068,552	17,364,194	18,281,271

Total Fixed Income			27,342,068,552	17,364,194	18,281,271

Short-Term Investments — 11.3%*:
Bank Deposit — 11.3%*:
State Street Bank & Trust Co. Euro Time Deposit	0.28	4/2/2018	2,352,820	2,352,820	2,352,820

Total Investments			27,344,421,372	19,717,014	20,634,091

Other assets and liabilities – 1.1%*					225,743

Net Assets – 100.0%					$20,859,834

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

South Africa	13.6%
Russia	13.1%
Indonesia	9.8%
Brazil	9.6%
Colombia	7.9%
Mexico	5.5%
Poland	5.3%
Malaysia	5.3%
Romania	5.3%
Turkey	4.9%
Chile	4.8%
Argentina	4.0%
Serbia	2.3%
Peru	2.2%
Ghana	2.1%
Nigeria	1.8%
Thailand	1.2%
El Salvador	1.0%
Other (Individually less than 1%)	0.3%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of outstanding derivatives at March 31, 2018 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/17/18	EUR/CZK	Citibank N.A.	1,092,396	43,000	$28
4/17/18	EUR/CZK	Goldman Sachs & Co.	24,977,602	982,289	1,746
4/17/18	EUR/HUF	Goldman Sachs & Co.	294,020,030	948,701	(8,649)
4/17/18	EUR/HUF	Citibank N.A.	5,892,111	19,000	(159)
4/17/18	EUR/PLN	Goldman Sachs & Co.	4,701,433	1,117,639	(3,076)
4/17/18	EUR/PLN	Bank of America N.A.	151,086	36,000	(202)
4/17/18	EUR/RON	Citibank N.A.	743,017	158,797	581
4/17/18	EUR/RON	Goldman Sachs & Co.	107,302	23,000	1
4/17/18	EUR/RSD	Bank of America N.A.	28,510,064	238,329	(6,844)
4/17/18	HUF/EUR	JPMorgan Chase Bank N.A.	342,000	105,678,000	4,356

Net unrealized depreciation on cross currency forward foreign currency exchange contracts					$(12,218)

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
6/15/18	JPMorgan Chase Bank N.A.	ARS	6,562,500	$313,848	$350,000	$(36,152)
2/12/19	Bank of America N.A.	ARS	8,428,000	358,760	350,000	8,760
2/12/19	JPMorgan Chase Bank N.A.	ARS	2,601,840	110,754	111,000	(246)
4/24/18	JPMorgan Chase Bank N.A.	AUD	525,272	402,908	416,000	(13,092)
4/10/18	Citibank N.A.	BRL	2,207,549	663,755	670,733	(6,978)
4/10/18	JPMorgan Chase Bank N.A.	BRL	124,271	37,365	38,000	(635)
4/17/18	Goldman Sachs & Co.	CHF	377,968	395,114	410,674	(15,560)
4/17/18	Goldman Sachs & Co.	EGP	6,809,958	384,747	380,338	4,409

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

Forward Foreign Currency Exchange Contracts to Buy (continued)

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/17/18	JPMorgan Chase Bank N.A.	EUR	2,136,148	$2,629,554	$2,589,480	$40,074
4/17/18	Bank of America N.A.	EUR	204,048	251,179	255,265	(4,086)
4/17/18	Bank of America N.A.	HUF	142,782,692	562,924	553,400	9,524
4/24/18	JPMorgan Chase Bank N.A.	IDR	3,321,454,040	241,516	247,925	(6,409)
4/17/18	Bank of America N.A.	ILS	260,937	74,386	74,000	386
4/24/18	JPMorgan Chase Bank N.A.	INR	13,182,116	202,095	202,000	95
4/24/18	Goldman Sachs & Co.	JPY	65,760,800	619,078	596,419	22,659
4/24/18	Bank of America N.A.	KRW	451,858,200	425,145	423,644	1,501
4/24/18	JPMorgan Chase Bank N.A.	KZT	196,296,476	613,386	602,113	11,273
4/17/18	JPMorgan Chase Bank N.A.	MAD	3,816,177	414,092	411,570	2,522
4/2/18	Bank of America N.A.	MXN	6,246	342	342	—
4/10/18	JPMorgan Chase Bank N.A.	MXN	37,763,081	2,066,617	1,915,935	150,682
4/10/18	Goldman Sachs & Co.	MXN	1,075,884	58,879	55,000	3,879
4/24/18	Barclays Bank plc	MYR	2,786,819	721,045	705,182	15,863
4/24/18	Goldman Sachs & Co.	MYR	191,350	49,509	49,000	509
4/17/18	JPMorgan Chase Bank N.A.	NGN	75,087,102	213,277	207,000	6,277
4/10/18	JPMorgan Chase Bank N.A.	PEN	1,168,860	362,123	363,000	(877)
2/1/19	Bank of America N.A.	PEN	1,608,994	494,995	494,771	224
4/17/18	Bank of America N.A.	PLN	1,815,126	529,977	517,703	12,274
4/17/18	Goldman Sachs & Co.	RUB	2,458,030	42,685	43,414	(729)
4/17/18	Bank of America N.A.	SEK	3,352,797	400,709	409,047	(8,338)
4/24/18	JPMorgan Chase Bank N.A.	THB	39,784,931	1,273,171	1,250,312	22,859
4/24/18	BNP Paribas S.A.	THB	9,166,935	293,354	293,248	106
4/17/18	Goldman Sachs & Co.	TRY	5,338,484	1,341,574	1,377,121	(35,547)
4/17/18	JPMorgan Chase Bank N.A.	UAH	5,937,500	94,165	94,165	—
4/17/18	Bank of America N.A.	ZAR	2,452,090	206,560	208,895	(2,335)

Net unrealized appreciation on forward foreign currency exchange contracts to buy						$182,892

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
6/15/18	Bank of America N.A.	ARS	7,560,000	$361,553	$350,000	$(11,553)
4/17/18	Bank of America N.A.	CHF	377,968	395,114	387,317	(7,797)
4/10/18	Bank of America N.A.	CLP	264,255,509	437,973	435,454	(2,519)
4/10/18	Goldman Sachs & Co.	CLP	442,500,509	733,395	737,930	4,535
4/10/18	Citibank N.A.	CLP	19,206,400	31,832	32,000	168
4/24/18	JPMorgan Chase Bank N.A.	CNH	3,954,336	628,670	612,629	(16,041)
4/24/18	Goldman Sachs & Co.	CNH	1,323,816	210,463	208,000	(2,463)
4/10/18	Goldman Sachs & Co.	COP	29,960,940	10,725	10,231	(494)
4/17/18	Bank of America N.A.	ILS	2,074,663	591,433	604,865	13,432
4/24/18	Bank of America N.A.	INR	38,841,197	595,474	602,189	6,715
4/24/18	JPMorgan Chase Bank N.A.	INR	15,385,510	235,875	238,000	2,125
4/24/18	JPMorgan Chase Bank N.A.	JPY	42,185,872	397,141	383,000	(14,141)
4/17/18	JPMorgan Chase Bank N.A.	KES	30,745,763	303,681	297,312	(6,369)
5/9/18	JPMorgan Chase Bank N.A.	KES	11,944,804	117,547	115,688	(1,859)
4/24/18	JPMorgan Chase Bank N.A.	KRW	451,858,200	425,144	422,897	(2,247)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

Forward Foreign Currency Exchange Contracts to Sell (continued)

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/24/18	Bank of America N.A.	KZT	196,296,476	613,387	603,003	$(10,384)
4/24/18	Goldman Sachs & Co.	NZD	564,524	407,231	(412,186)	4,955
4/10/18	Goldman Sachs & Co.	PEN	924,907	286,544	284,929	(1,615)
4/24/18	Barclays Bank plc	PHP	13,329,920	254,527	256,000	1,473
4/17/18	Citibank N.A.	RON	2,252,618	594,386	587,035	(7,351)
4/17/18	Bank of America N.A.	RSD	10,727,514	107,652	107,652	—
4/17/18	Citibank N.A.	RSD	18,115,973	188,698	188,698	—
4/17/18	Bank of America N.A.	RUB	25,820,267	448,386	447,554	(832)
4/17/18	Goldman Sachs & Co.	TRY	1,438,273	361,442	367,000	5,558
4/17/18	JPMorgan Chase Bank N.A.	UAH	5,937,500	46,153	46,153	—
4/17/18	Bank of America N.A.	ZAR	11,186,447	942,325	890,619	(51,706)
4/17/18	Goldman Sachs & Co.	ZAR	4,046,516	340,871	337,000	(3,871)

Net unrealized depreciation on forward foreign currency exchange contracts to sell						$(102,281)

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EGP – Egyptian Pound

EUR – Euro

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

KZT – Kazakhstani Tenge

MAD – Moroccan Diram

MXN – Mexican Peso

MYR – Malaysian Ringgit

NGN – Nigeria Naira

NZD – New Zealand Dollar

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

RON – Romanian New Leu

RSD – Serbian Dinar.

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thai Baht

TRY – Turkish New Lira

UAH – Ukraine Hryvnia

ZAR – South African Rand

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

OTC - Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 12/9/15 receiving a fixed rate of 8.68% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 12/9/25	ZAR	8,000,000	$49,016	$49,016
Agreement with Bank of America N.A. dated 5/18/17 paying a fixed rate of 1.22% receiving the notional amount multiplied by the HUF-BUBOR rate. Expiring 5/18/22	HUF	92,000,000	(6,188)	(6,188)
Agreement with Bank of America N.A. dated 5/18/17 paying a fixed rate of 1.73% receiving the notional amount multiplied by the HUF-BUBOR rate. Expiring 12/21/27	HUF	67,700,000	5,787	5,787
Agreement with Bank of America N.A. dated 5/18/17 paying a fixed rate of 1.84% receiving the notional amount multiplied by the HUF-BUBOR rate. Expiring 11/24/27	HUF	76,800,000	3,268	3,268
Agreement with Bank of America N.A. dated 1/19/18 paying a fixed rate of 9.79% receiving the notional amount multiplied by the BRL-CDI rate. Expiring 1/2/25	BRL	1,293,575	(16,324)	(16,324)
Agreement with Bank of America N.A. dated 1/19/18 receiving a fixed rate of 8.81% paying the notional amount multiplied by the BRL-CDI rate. Expiring 1/4/21	BRL	4,680,880	40,823	40,823
Agreement with Bank of America N.A. dated 2/6/18 paying a fixed rate of 0.885% receiving the notional amount multiplied by the ILS-TELBO rate. Expiring 2/6/23	ILS	700,000	(1,203)	(1,203)
Agreement with Bank of America N.A. dated 3/5/18 receiving a fixed rate of 1.30% paying the notional amount multiplied by the CZK-PRIBOR rate. Expiring 3/5/20	CZK	21,900,000	927	927
Agreement with Bank of America N.A. dated 3/5/18 receiving a fixed rate of 1.46% paying the notional amount multiplied by the CZK-PRIBOR rate. Expiring 3/5/21	CZK	14,700,000	1,007	1,007
Agreement with Bank of America N.A. dated 2/14/18 paying a fixed rate of 0.96% receiving the notional amount multiplied by the ILS-TELBO rate. Expiring 2/14/23	ILS	5,900,000	(15,902)	(15,902)
Agreement with Bank of America N.A. dated 3/5/18 paying a fixed rate of 1.68% receiving the notional amount multiplied by the CZK-PRIBOR rate. Expiring 3/5/23	CZK	9,000,000	(1,410)	(1,410)
Agreement with JPMorgan Chase Bank N.A. dated 12/9/15 receiving a fixed rate of 6.35% paying the notional amount multiplied by the MXN-TIIE rate. Expiring 11/27/25	MXN	4,750,000	(18,158)	(18,158)
Agreement with JPMorgan Chase Bank N.A. dated 5/19/17 paying a fixed rate of 0.43% receiving the notional amount multiplied by the ILS-TELBO rate. Expiring 5/19/20	ILS	1,700,000	(1,509)	(1,509)

Total OTC Interest Rate Swaps			40,134	$40,134

Centrally Cleared Interest Rate Swaps

FLOATING RATE REFERENCE	PAY/ RECEIVE FLOATING RATE	FIXED RATE	MATURITY DATE	PAY/ RECEIVE PAYMENT FREQUENCY	NOTIONAL AMOUNT	CLEARED EXCHANGE	UNREALIZED APPRECIATION
MXN_TIIE Rate	Pay	7.77%	4/5/27	1M/1M	14,700,000	CME	(2,379)
MXN_TIIE Rate	Pay	7.73%	12/8/27	28D/28D	18,100,000	CME	5,578

Total Centrally Cleared Interst Rate swaps							3,199

Abbreviation Legend

OTC- Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 98.3%*:

Bank Loans — 1.5%*§:

Beverage, Food and Tobacco — 0.1%*:
Del Monte Foods, Inc., 3M LIBOR + 3.250%	5.16%	2/18/2021	36,721	$33,516	$31,239

Healthcare, Education and Childcare — 1.0%*:
Centene Corp., 3M LIBOR + 3.500%¤	5.81	9/13/2018	250,000	249,499	249,325

Oil and Gas — 0.4%*:
Gulf Finance LLC, 3M LIBOR + 5.250%	7.56	8/25/2023	103,895	103,104	95,454

Total Bank Loans			390,616	386,119	376,018

Corporate Bonds — 96.8%*:

Aerospace and Defense — 2.7%*:
Swissport Financing Sarl+	9.75	12/15/2022	100,000	131,817	128,584
TransDigm, Inc.	6.38	6/15/2026	262,000	259,892	263,965
Triumph Group, Inc.	4.88	4/1/2021	38,000	36,845	37,145
Triumph Group, Inc.	7.75	8/15/2025	250,000	250,000	256,250

Total Aerospace and Defense			650,000	678,554	685,944

Automobile — 4.0%*:
AA Bond Co. Ltd.+	5.50	7/31/2022	200,000	276,770	255,486
Allison Transmission, Inc.^	4.75	10/1/2027	247,000	247,000	232,797
International Automotive Components Group SA^	9.13	6/1/2018	178,000	178,126	168,433
JB Poindexter & Co., Inc.^	9.00	4/1/2022	201,000	208,795	207,281
RAC Bond Co. PLC+	5.00	11/6/2022	100,000	128,880	132,332

Total Automobile			926,000	1,039,571	996,329

Beverage, Food and Tobacco — 3.6%*:
Boparan Finance PLC+	5.50	7/15/2021	150,000	189,108	197,971
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88	7/15/2024	137,000	140,495	133,616
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75	2/15/2028	250,000	250,000	240,000
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	150,000	151,194	146,625
Pilgrim’s Pride Corp.^	5.88	9/30/2027	200,000	200,000	188,460

Total Beverage, Food and Tobacco			887,000	930,797	906,672

Broadcasting and Entertainment — 6.2%*:
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.00	2/1/2028	300,000	300,276	281,250
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	250,000	250,000	248,752
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	245,000	244,146	243,444
CSC Holdings LLC^	5.38	2/1/2028	250,000	250,000	236,148
DISH DBS Corp.	7.75	7/1/2026	192,000	192,000	180,048
Sirius XM Radio, Inc.^	5.00	8/1/2027	229,000	229,000	215,260
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25	1/15/2029	100,000	117,299	138,539

Total Broadcasting and Entertainment			1,566,000	1,582,721	1,543,441

Buildings and Real Estate — 1.8%*:
New Enterprise Stone & Lime Co., Inc.^	6.25	3/15/2026	92,000	92,000	92,115
Standard Industries, Inc.^	4.75	1/15/2028	250,000	250,000	235,237
William Lyon Homes, Inc.^	6.00	9/1/2023	123,000	123,000	122,539

Total Buildings and Real Estate			465,000	465,000	449,891

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Cargo Transport — 4.9%*:
American Airlines Group, Inc.^	5.50%	10/1/2019	265,000	$267,757	$271,135
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	387,000	393,500	418,927
Kenan Advantage Group, Inc.^	7.88	7/31/2023	400,000	410,751	410,000
WFS Global Holding SAS+	9.50	7/15/2022	100,000	111,143	130,797

Total Cargo Transport			1,152,000	1,183,151	1,230,859

Chemicals, Plastics and Rubber — 4.7%*:
Chemours Co. (The)	5.38	5/15/2027	156,000	154,618	156,390
Chemours Co. (The)	7.00	5/15/2025	88,000	88,981	95,040
Consolidated Energy Finance SA^	6.88	6/15/2025	300,000	298,617	314,250
Huntsman International LLC	4.25	4/1/2025	100,000	129,811	139,398
INEOS Group Holdings SA+	5.38	8/1/2024	100,000	110,537	129,794
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	215,000	208,747	220,912
Monitchem HoldCo 2 SA+	6.88	6/15/2022	100,000	99,002	115,341

Total Chemicals, Plastics and Rubber			1,059,000	1,090,313	1,171,125

Containers, Packaging and Glass — 3.6%*:
Coveris Holdings SA^	7.88	11/1/2019	572,000	559,826	573,430
Crown Americas LLC/Crown Americas Capital Corp.^	4.75	2/1/2026	135,000	135,000	130,613
SIG Combibloc Holdings SCA+	7.75	2/15/2023	150,000	170,706	191,793

Total Containers, Packaging and Glass			857,000	865,532	895,836

Diversified/Conglomerate Manufacturing — 0.2%*:
Amsted Industries, Inc.^	5.38	9/15/2024	46,000	45,899	46,000
Appvion, Inc.^~	9.00	6/1/2020	327,000	222,184	33

Total Diversified/Conglomerate Manufacturing			373,000	268,083	46,033

Diversified/Conglomerate Service — 6.4%*:
Algeco Global Finance PLC+	6.50	2/15/2023	100,000	121,193	123,008
APTIM Corp.^	7.75	6/15/2025	67,000	67,000	57,955
Carlson Travel, Inc.^	9.50	12/15/2024	280,000	280,000	261,450
Hertz Holdings Netherlands BV	5.50	3/30/2023	100,000	123,070	123,045
Iron Mountain UK PLC	3.88	11/15/2025	100,000	132,815	132,727
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	203,000	203,000	219,987
United Rentals North America, Inc.	4.63	10/15/2025	125,000	125,000	121,562
United Rentals North America, Inc.	4.88	1/15/2028	125,000	125,300	120,625
Verisure Midholding AB+	5.75	12/1/2023	150,000	176,872	182,275
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	251,468	251,875

Total Diversified/Conglomerate Service			1,500,000	1,605,718	1,594,509

Electronics — 2.3%*:
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.^	6.00	7/15/2025	95,000	95,000	97,256
TIBCO Software, Inc.^	11.38	12/1/2021	439,000	474,749	477,962

Total Electronics			534,000	569,749	575,218

Finance — 7.0%*:
Aircastle Ltd.	5.50	2/15/2022	19,000	20,119	19,808
Cabot Financial Luxembourg SA+	7.50	10/1/2023	100,000	135,138	146,614
Galaxy Finco Ltd.+	7.88	11/15/2021	250,000	381,065	347,383
Garfunkelux Holdco 3 S.A.+	8.50	11/1/2022	300,000	448,056	426,161

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Finance (continued):
Jerrold Finco PLC+	6.13%	1/15/2024	100,000	$124,555	$136,888
LPL Holdings, Inc.^	5.75	9/15/2025	300,000	300,000	296,160
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	200,000	215,369	187,000
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75	6/15/2022	194,000	198,531	204,912

Total Finance			1,463,000	1,822,833	1,764,926

Grocery — 0.8%*:
Post Holdings, Inc.^	5.75	3/1/2027	200,000	200,000	199,000

Healthcare, Education and Childcare — 7.9%*:
Avantor, Inc.^	9.00	10/1/2025	220,000	220,000	216,700
Catalent Pharma Solutions, Inc.^	4.88	1/15/2026	227,000	227,000	221,325
CHS/Community Health Systems, Inc.	6.25	3/31/2023	156,000	156,000	143,715
Cognita Financing PLC+	7.75	8/15/2021	100,000	134,216	144,509
HCA, Inc.	5.38	2/1/2025	200,000	202,745	200,500
IDH Finance PLC+	6.25	8/15/2022	100,000	131,025	127,673
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	220,000	209,851	214,500
Synlab Unsecured Bondco plc+	8.25	7/1/2023	100,000	132,016	131,523
Valeant Pharmaceuticals International, Inc.^	5.50	3/1/2023	101,000	77,578	88,375
Valeant Pharmaceuticals International, Inc.^	5.88	5/15/2023	42,000	35,376	37,065
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	224,000	197,488	193,312
Valeant Pharmaceuticals International, Inc.^	6.50	3/15/2022	118,000	118,000	121,835
Valeant Pharmaceuticals International, Inc.^	7.00	3/15/2024	125,000	125,000	130,312

Total Healthcare, Education and Childcare			1,933,000	1,966,295	1,971,344

Hotels, Motels, Inns and Gaming — 2.0%*:
Boyne USA, Inc.^	7.25	5/1/2025	125,000	125,000	128,281
TVL Finance PLC+	8.50	5/15/2023	160,000	225,045	240,194
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.25	5/15/2027	125,000	125,000	122,656

Total Hotels, Motels, Inns and Gaming			410,000	475,045	491,131

Insurance — 1.0%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00	11/15/2025	250,000	250,000	240,000

Leisure, Amusement, Entertainment — 3.9%*:
AMC Entertainment Holdings, Inc.	6.38	11/15/2024	200,000	254,698	286,914
Brunswick Corp.	7.13	8/1/2027	317,000	334,106	385,358
Perform Group Financing PLC+	8.50	11/15/2020	100,000	150,254	143,807
WMG Acquisition Corp.^	5.00	8/1/2023	160,000	160,000	160,200

Total Leisure, Amusement, Entertainment			777,000	899,058	976,279

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.0%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00	2/15/2023	250,000	250,000	249,375

Mining, Steel, Iron and Non-Precious Metals — 7.9%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	260,000	260,835	265,200
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.^	7.50	5/1/2025	215,000	215,000	225,750

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Mining, Steel, Iron and Non-Precious Metals (continued):
ArcelorMittal	7.00%	3/1/2041	165,000	$192,145	$191,812
Big River Steel LLC/BRS Finance Corp.^	7.25	9/1/2025	20,000	20,000	20,750
First Quantum Minerals Ltd.^+	6.88	3/1/2026	229,000	229,000	217,550
Hecla Mining Co.	6.88	5/1/2021	250,000	225,984	254,687
Kinross Gold Corp.+	5.95	3/15/2024	127,000	131,704	136,462
Kinross Gold Corp.	6.88	9/1/2041	82,000	81,599	93,480
Northwest Acquisitions ULC/Dominion Finco, Inc.+^	7.13	11/1/2022	83,000	82,203	84,660
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	250,000	246,579	257,500
Warrior Met Coal, Inc.^	8.00	11/1/2024	240,000	240,000	244,200

Total Mining, Steel, Iron and Non-Precious Metals			1,921,000	1,925,049	1,992,051

Oil and Gas — 14.0%*:
Chesapeake Energy Corp.^	8.00	1/15/2025	200,000	197,395	193,500
Chesapeake Energy Corp.^	8.00	6/15/2027	94,000	94,000	89,770
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	343,534	361,034
Energy Transfer Equity LP	4.25	3/15/2023	250,000	250,000	242,500
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	314,000	314,000	209,595
EP Energy LLC/Everest Acquisition Finance, Inc.^	9.38	5/1/2024	58,000	52,074	41,253
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	500,000	494,080	458,750
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/1/2025	300,000	300,000	294,000
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25	10/15/2025	250,000	250,000	225,000
Jupiter Resources, Inc.+^	8.50	10/1/2022	405,000	335,848	186,300
Kosmos Energy Ltd.+^	7.88	8/1/2021	450,000	433,387	457,875
Sunoco LP/Sunoco Finance Corp.^	4.88	1/15/2023	60,000	60,000	57,825
Sunoco LP/Sunoco Finance Corp.^	5.50	2/15/2026	100,000	100,000	96,500
Sunoco LP/Sunoco Finance Corp.^	5.88	3/15/2028	82,000	82,000	79,232
Transocean, Inc.	6.80	3/15/2038	42,000	33,679	32,760
Transocean, Inc.	9.35	12/15/2041	32,000	29,779	31,680
Tullow Oil PLC+^	6.25	4/15/2022	250,000	209,266	252,187
Welltec A/S+^	9.50	12/1/2022	200,000	198,158	206,500

Total Oil and Gas			3,928,000	3,777,200	3,516,261

Personal Transportation — 1.0%*:
Hertz Corp. (The)^	7.63	6/1/2022	250,000	250,000	253,750

Personal, Food and Miscellaneous — 0.6%*:
Ocado Group PLC+	4.00	6/15/2024	100,000	128,116	138,912

Retail Stores — 2.3%*:
HSS Financing PLC+	6.75	8/1/2019	68,000	98,081	90,653
Maxeda DIY Holding B.V.+	6.13	7/15/2022	100,000	114,070	117,815
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	245,625
Travelex Financing PLC+	8.00	5/15/2022	100,000	108,750	122,922

Total Retail Stores			518,000	570,901	577,015

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Telecommunications — 5.6%*:
Cequel Communications Holdings I LLC/Cequel Capital Corp.^	7.50%	4/1/2028	250,000	$250,000	$255,625
Sprint Communications, Inc.	7.00	8/15/2020	75,000	74,413	78,000
Sprint Corp.	7.63	3/1/2026	125,000	125,000	121,963
Sprint Corp.	7.88	9/15/2023	452,000	437,572	461,040
T-Mobile USA, Inc.	4.50	2/1/2026	96,000	96,000	92,160
T-Mobile USA, Inc.	4.75	2/1/2028	125,000	125,000	120,156
Telecom Italia SpA/Milano+	5.88	5/19/2023	100,000	150,709	159,644
Ziggo Bond Finance BV+	4.63	1/15/2025	100,000	103,815	123,651

Total Telecommunications			1,323,000	1,362,509	1,412,239

Utilities — 1.4%*:
Nordex SE+	6.50	2/1/2023	100,000	124,195	112,912
Viridian Group Finance Co PLC+	4.00	9/15/2025	100,000	118,077	115,335
Viridian Group Finance Co. PLC+	4.75	9/15/2024	100,000	132,000	131,661

Total Utilities			300,000	374,272	359,908

Total Corporate Bonds			23,592,000	24,530,467	24,238,048

Total Fixed Income			23,982,616	24,916,586	24,614,066

Short-Term Investments — 1.9%*:
Bank Deposit — 1.9%*:
State Street Bank & Trust Co. Euro Time Deposit	0.28	4/2/2018	493,273	493,273	493,273

Total Investments			24,475,889	25,409,859	25,107,339

Other assets and liabilities – (0.2%)*					(60,296)

Net Assets – 100.0%					$25,047,043

MTN	Medium Term Note
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	74.7%
United Kingdom	11.8%
Ghana	2.9%
Canada	1.7%
Germany	1.5%
Switzerland	1.3%
France	1.0%
Ireland	1.0%
Netherlands	1.0%
Other (Individually less than 1%)	3.1%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2018. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
~	Defaulted security.

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

A summary of outstanding derivatives at March 31, 2018 is as follows:

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
4/9/18	JPMorgan Chase Bank N.A.	EUR	1,672,295	$2,058,392	$2,045,363	$(13,029)
4/9/18	Goldman Sachs & Co.	EUR	98,111	120,763	120,727	(36)
4/9/18	Citibank N.A.	GBP	2,380,171	3,340,079	3,278,411	(61,668)

Net unrealized depreciation on forward foreign currency exchange contracts to sell						$(74,733)

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.1%*:

Bank Loans — 2.2%*§:

Beverage, Food and Tobacco — 0.1%*:
Del Monte Foods, Inc., 3M LIBOR + 3.250%	5.16%	2/18/2021	36,721	$33,516	$31,239

Healthcare, Education and Childcare — 0.8%*:
Centene Corp., 3M LIBOR + 3.500%¤	5.81	9/13/2018	250,000	249,499	249,325

Oil and Gas — 1.3%*:
Fieldwood Energy LLC PIK, 3M LIBOR + 7.000%	8.88	9/30/2020	172,215	160,653	170,780
Fieldwood Energy LLC PIK, 3M LIBOR + 7.125%	9.43	9/30/2020	364,000	238,212	141,797
Gulf Finance LLC, 3M LIBOR + 5.250%	7.56	8/25/2023	103,895	103,104	95,454

Total Oil and Gas			640,110	501,969	408,031

Total Bank Loans			926,831	784,984	688,595

Corporate Bonds — 94.9%*:

Aerospace and Defense — 1.9%*:
TransDigm, Inc.	6.38	6/15/2026	307,000	304,530	309,302
Triumph Group, Inc.	4.88	4/1/2021	43,000	41,693	42,033
Triumph Group, Inc.	7.75	8/15/2025	250,000	250,000	256,250

Total Aerospace and Defense			600,000	596,223	607,585

Automobile — 3.5%*:
Allison Transmission, Inc.^	4.75	10/1/2027	247,000	247,000	232,797
Allison Transmission, Inc.^	5.00	10/1/2024	176,000	176,000	174,460
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	12,000	9,914	12,195
International Automotive Components Group SA^	9.13	6/1/2018	170,000	170,121	160,863
JB Poindexter & Co., Inc.^	9.00	4/1/2022	329,000	341,754	339,281
Wabash National Corp.^	5.50	10/1/2025	204,000	204,000	198,900

Total Automobile			1,138,000	1,148,789	1,118,496

Beverage, Food and Tobacco — 3.4%*:
Carrols Restaurant Group, Inc.	8.00	5/1/2022	260,000	270,792	270,400
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88	7/15/2024	165,000	169,212	160,925
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75	2/15/2028	250,000	250,000	240,000
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	203,000	200,973	198,433
Pilgrim’s Pride Corp.^	5.88	9/30/2027	225,000	225,000	212,017

Total Beverage, Food and Tobacco			1,103,000	1,115,977	1,081,775

Broadcasting and Entertainment — 6.7%*:
Block Communications, Inc.^	6.88	2/15/2025	434,000	434,000	436,422
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.00	2/1/2028	124,000	122,203	116,250
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	500,000	500,000	497,505
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	275,000	272,632	273,250
CSC Holdings LLC^	5.38	2/1/2028	250,000	250,000	236,147
DISH DBS Corp.	7.75	7/1/2026	280,000	280,000	262,570
Sirius XM Radio, Inc.^	5.00	8/1/2027	350,000	350,000	329,000

Total Broadcasting and Entertainment			2,213,000	2,208,835	2,151,144

Buildings and Real Estate — 4.8%*:
Brookfield Residential Properties, Inc.^	6.50	12/15/2020	250,000	249,643	253,125

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Buildings and Real Estate (continued):
Century Communities, Inc.	5.88	7/15/2025	250,000	$249,712	$238,125
M/I Homes, Inc.	6.75%	1/15/2021	250,000	250,000	257,187
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/2027	300,000	300,000	294,090
New Enterprise Stone & Lime Co., Inc.^	6.25	3/15/2026	92,000	92,000	92,115
Standard Industries, Inc.^	4.75	1/15/2028	300,000	300,000	282,285
William Lyon Homes, Inc.^	6.00	9/1/2023	123,000	123,000	122,539

Total Buildings and Real Estate			1,565,000	1,564,355	1,539,466

Cargo Transport — 4.7%*:
American Airlines Group, Inc.^	4.63	3/1/2020	250,000	249,414	251,875
American Airlines Group, Inc.^	5.50	10/1/2019	282,000	285,543	288,528
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	454,000	463,089	491,455
Kenan Advantage Group, Inc.^	7.88	7/31/2023	450,000	462,611	461,250

Total Cargo Transport			1,436,000	1,460,657	1,493,108

Chemicals, Plastics and Rubber — 4.7%*:
A Schulman, Inc.	6.88	6/1/2023	237,000	245,704	250,035
Chemours Co. (The)	5.38	5/15/2027	156,000	154,618	156,390
Chemours Co. (The)	7.00	5/15/2025	254,000	257,506	274,320
Consolidated Energy Finance SA^	6.88	6/15/2025	300,000	298,616	314,250
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	250,000	242,729	256,875
Platform Specialty Products Corp.^	5.88	12/1/2025	250,000	248,099	244,375

Total Chemicals, Plastics and Rubber			1,447,000	1,447,272	1,496,245

Containers, Packaging and Glass — 2.6%*:
Coveris Holdings SA^	7.88	11/1/2019	712,000	691,542	713,780
Crown Americas LLC/Crown Americas Capital Corp.^	4.75	2/1/2026	135,000	135,000	130,613

Total Containers, Packaging and Glass			847,000	826,542	844,393

Diversified/Conglomerate Manufacturing — 1.5%*:
Appvion, Inc.^~	9.00	6/1/2020	366,000	248,736	36
EnPro Industries, Inc.	5.88	9/15/2022	220,000	221,522	227,425
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88	6/1/2021	126,000	128,952	124,425
Teleflex, Inc.	4.63	11/15/2027	119,000	119,000	114,539

Total Diversified/Conglomerate Manufacturing			831,000	718,210	466,425

Diversified/Conglomerate Service — 4.9%*:
APTIM Corp.^	7.75	6/15/2025	86,000	86,000	74,390
Carlson Travel, Inc.^	6.75	12/15/2023	250,000	255,076	249,375
Carlson Travel, Inc.^	9.50	12/15/2024	150,000	150,000	140,062
KAR Auction Services, Inc.^	5.13	6/1/2025	300,000	300,000	298,500
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	237,000	239,866	256,832
United Rentals North America, Inc.	4.63	10/15/2025	125,000	125,000	121,563
United Rentals North America, Inc.	4.88	1/15/2028	125,000	125,300	120,625
Waste Pro USA, Inc.^	5.50	2/15/2026	59,000	59,000	58,263
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	251,468	251,875

Total Diversified/Conglomerate Service			1,582,000	1,591,710	1,571,485

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Electronics — 2.7%*:
Dell, Inc.	6.50%	4/15/2038	133,000	$136,292	$132,834
RP Crown Parent LLC^	7.38	10/15/2024	96,000	96,000	99,360
TIBCO Software, Inc.^	11.38	12/1/2021	583,000	631,314	634,741

Total Electronics			812,000	863,606	866,935

Finance — 5.1%*:
Aircastle Ltd.	5.00	4/1/2023	271,000	271,918	279,469
Aircastle Ltd.	5.50	2/15/2022	21,000	22,236	21,893
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	2/1/2022	135,000	138,768	137,362
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.38	12/15/2025	165,000	165,000	165,825
LPL Holdings, Inc.^	5.75	9/15/2025	400,000	400,000	394,880
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.^	6.75	6/1/2025	210,000	210,000	209,737
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	165,000	172,668	154,275
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75	6/15/2022	257,000	257,000	271,456

Total Finance			1,624,000	1,637,590	1,634,897

Grocery — 1.1%*:
C&S Group Enterprises LLC^	5.38	7/15/2022	174,000	172,046	163,972
Post Holdings, Inc.^	5.75	3/1/2027	200,000	200,000	199,000

Total Grocery			374,000	372,046	362,972

Healthcare, Education and Childcare — 8.1%*:
Avantor, Inc.^	9.00	10/1/2025	350,000	349,155	344,750
Catalent Pharma Solutions, Inc.^	4.88	1/15/2026	227,000	227,000	221,325
CHS/Community Health Systems, Inc.	6.25	3/31/2023	125,000	125,000	115,156
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.^	6.00	2/1/2025	200,000	181,631	143,500
HCA, Inc.	5.38	2/1/2025	375,000	380,147	375,937
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.^	7.50	10/1/2024	94,000	94,000	99,875
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	310,000	297,868	302,250
Valeant Pharmaceuticals International, Inc.^	5.50	3/1/2023	118,000	90,636	103,250
Valeant Pharmaceuticals International, Inc.^	5.88	5/15/2023	50,000	42,114	44,125
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	391,000	345,323	337,433
Valeant Pharmaceuticals International, Inc.^	6.50	3/15/2022	118,000	118,000	121,835
Valeant Pharmaceuticals International, Inc.^	7.00	3/15/2024	125,000	125,000	130,313
West Street Merger Sub, Inc.^	6.38	9/1/2025	250,000	250,000	238,125

Total Healthcare, Education and Childcare			2,733,000	2,625,874	2,577,874

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.0%*:
Louisiana-Pacific Corp.	4.88	9/15/2024	250,000	250,000	250,625

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Home and Office Furnishings, Housewares, and Durable Consumer Products (continued):
Mattel, Inc.^	6.75%	12/31/2025	78,000	$78,000	$76,245

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			328,000	328,000	326,870

Hotels, Motels, Inns and Gaming — 0.8%*:
Boyne USA, Inc.^	7.25	5/1/2025	125,000	125,000	128,282
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.25	5/15/2027	125,000	125,000	122,656

Total Hotels, Motels, Inns and Gaming			250,000	250,000	250,938

Insurance — 1.8%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00	11/15/2025	250,000	250,000	240,000
AssuredPartners, Inc.^	7.00	8/15/2025	139,000	139,326	137,263
York Risk Services Holding Corp.^	8.50	10/1/2022	220,000	202,828	205,700

Total Insurance			609,000	592,154	582,963

Leisure, Amusement, Entertainment — 2.7%*:
Brunswick Corp.	7.13	8/1/2027	567,000	600,235	689,268
WMG Acquisition Corp.^	5.00	8/1/2023	160,000	160,000	160,200

Total Leisure, Amusement, Entertainment			727,000	760,235	849,468

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.8%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00	2/15/2023	250,000	250,000	249,375

Mining, Steel, Iron and Non-Precious Metals — 7.0%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	309,000	309,993	315,180
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.^	7.50	5/1/2025	328,000	332,546	344,400
ArcelorMittal	7.00	3/1/2041	197,000	229,412	229,013
Big River Steel LLC/BRS Finance Corp.^	7.25	9/1/2025	20,000	20,000	20,750
First Quantum Minerals Ltd.^+	6.88	3/1/2026	229,000	229,000	217,550
Hecla Mining Co.	6.88	5/1/2021	250,000	225,985	254,687
Kinross Gold Corp.+	5.95	3/15/2024	152,000	157,656	163,324
Kinross Gold Corp.	6.88	9/1/2041	99,000	98,516	112,860
Northwest Acquisitions ULC/Dominion Finco, Inc.+^	7.13	11/1/2022	83,000	82,203	84,660
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	250,000	246,579	257,500
Warrior Met Coal, Inc.^	8.00	11/1/2024	240,000	240,000	244,200

Total Mining, Steel, Iron and Non-Precious Metals			2,157,000	2,171,890	2,244,124

Oil and Gas — 15.5%*:
Chesapeake Energy Corp.^	8.00	1/15/2025	300,000	296,093	290,250
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	343,534	361,034
Energy Transfer Equity LP	4.25	3/15/2023	250,000	250,000	242,500
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	248,000	248,000	165,540
EP Energy LLC/Everest Acquisition Finance, Inc.^	9.38	5/1/2024	65,000	58,359	46,231
Ferrellgas LP/Ferrellgas Finance Corp.	6.75	1/15/2022	100,000	100,882	94,750

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas (continued):
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63%	6/15/2020	600,000	$595,099	$550,500
Genesis Energy LP/Genesis Energy Finance Corp.	6.00	5/15/2023	100,000	98,443	98,500
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	8/1/2022	250,000	246,053	256,562
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.^	5.63	2/15/2026	250,000	250,000	245,625
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25	10/15/2025	348,000	348,981	313,200
Jupiter Resources, Inc.+^	8.50	10/1/2022	479,000	399,420	220,340
Kosmos Energy Ltd.	7.88	8/1/2021	377,000	359,962	383,598
NGPL PipeCo LLC^	4.38	8/15/2022	56,000	56,000	55,650
NGPL PipeCo LLC^	4.88	8/15/2027	65,000	65,000	64,025
PBF Holding Co. LLC/PBF Finance Corp.	7.25	6/15/2025	250,000	246,164	259,687
Rowan Cos., Inc.	7.38	6/15/2025	188,000	188,000	176,250
SM Energy Co.	6.50	1/1/2023	227,000	179,697	225,297
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	3/1/2027	300,000	300,000	284,250
Sunoco LP/Sunoco Finance Corp.^	4.88	1/15/2023	60,000	60,000	57,825
Sunoco LP/Sunoco Finance Corp.^	5.50	2/15/2026	100,000	100,000	96,500
Sunoco LP/Sunoco Finance Corp.^	5.88	3/15/2028	82,000	82,000	79,233
Transocean, Inc.	6.80	3/15/2038	120,000	100,296	93,600
Transocean, Inc.	9.35	12/15/2041	38,000	35,363	37,620
Welltec A/S+^	9.50	12/1/2022	250,000	247,698	258,125

Total Oil and Gas			5,444,000	5,255,044	4,956,692

Personal Transportation — 1.3%*:
Hertz Corp. (The)^	7.63	6/1/2022	250,000	250,000	253,750
Watco Cos. LLC/Watco Finance Corp.^	6.38	4/1/2023	173,000	173,314	177,325

Total Personal Transportation			423,000	423,314	431,075

Retail Stores — 0.8%*:
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	245,625

Telecommunications — 6.6%*:
Altice Financing SA+^	6.63	2/15/2023	250,000	251,258	247,500
Altice Luxembourg SA+^	7.63	2/15/2025	225,000	238,909	192,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.^	7.50	4/1/2028	250,000	250,000	255,625
Sprint Communications, Inc.	7.00	8/15/2020	75,000	74,413	78,000
Sprint Corp.	7.63	3/1/2026	125,000	125,000	121,962
Sprint Corp.	7.88	9/15/2023	489,000	474,782	498,780
T-Mobile USA, Inc.	4.50	2/1/2026	96,000	96,000	92,160
T-Mobile USA, Inc.	4.75	2/1/2028	155,000	155,000	148,994
T-Mobile USA, Inc.	5.38	4/15/2027	200,000	200,000	201,500
Telecom Italia SpA+^	5.30	5/30/2024	250,000	262,240	254,375

Total Telecommunications			2,115,000	2,127,602	2,091,271

Utilities — 0.8%*:
NRG Energy, Inc.	7.25	5/15/2026	250,000	250,000	264,450

Total Corporate Bonds			31,108,000	30,835,925	30,305,651

Total Fixed Income			32,034,831	31,620,909	30,994,246

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 3.4%*:
Bank Deposit — 3.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.28%	4/2/2018	1,076,447	$1,076,447	$1,076,447

Total Investments			33,111,278	32,697,356	32,070,693

Other assets and liabilities – (0.5%)*					(152,090)

Net Assets – 100.0%					$31,918,603

PIK	Payment-in-kind
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	93.5%
Canada	1.5%
Ghana	1.2%
Other (Individually less than 1%)	3.8%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2018. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
~	Defaulted security.

See accompanying Notes to the Schedule of Investments.

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$47,809	$81,570	$129,379
Preferred Stock	—	—	259,648	259,648
Warrants	—	—	7,245	7,245

Total Equities	—	47,809	348,463	396,272

Fixed Income:
Bank Loans	—	174,947,256	200,136	175,147,392
Corporate Bonds	—	19,456,776	—	19,456,776

Total Fixed Income	—	194,404,032	200,136	194,604,168

Short-Term Investments:
Bank Deposit	—	20,107,405	—	20,107,405
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	282,731	—	282,731

Total	$—	$214,841,977	$548,599	$215,390,576

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(80,989)	—	(80,989)

Total Investments	$—	$214,760,988	$548,599	$215,309,587

*	There were no transfers between levels 1 and 2 during the period ended March 31, 2018.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF March 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities.
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero without primary asset attached
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero without primary asset attached
Boomerang Tube LLC	$—	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%
Sabine Oil & Gas LLC	$1,095	Broker Quote	$5.00; Price source depth of 1
Sabine Oil & Gas LLC	$6,150	Broker Quote	$5.00; Price source depth of 1
Sabine Oil & Gas LLC	$18,189	Broker Quote	$47.00; Price source depth of 1
Southcross Energy Holdings LP	$—	Zero Value	Valued at zero without primary asset attached
Templar Energy LLC	$54,618	Broker Quote	$9.00; Price source depth of 1
Templar Energy LLC	$8,763	Broker Quote	$1.00; Price source depth of 1
Pinnacle Agriculture Holdings A 2	$259,648	Model Price	Adjusted Enterprise Valuation Multiple: 8.51x; EBITDA; $111.1m
Bank Loans
Boomerang Tube LLC	$32,825	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%
Boomerang Tube LLC	$116,455	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%
Boomerang Tube LLC	$11,019	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%
Boomerang Tube LLC	$39,837	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2018
Equities
Common Stock	$117,235	$—	$(40,330)	$—	$—	$4,665	$—	$81,570	$(40,330)
Preferred Stock	$218,582		$38,598	$—	$—	$2,468	$—	$259,648	$38,598
Warrants	$10,286	$—	$(3,041)	$—	$—	$—	$—	$7,245	$(3,041)

Fixed Income
Bank Loans	$179,744	$—	$(12,884)	$—	$519	$32,757	$—	$200,136	$(12,884)

Total	$525,847	$—	$(17,657)	$—	$519	$39,890	$—	$548,599	$(17,657)

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$174,192	$580,162	$754,354
Preferred Stock	—	—	311,577	311,577

Total Equities	—	174,192	891,739	1,065,931

Fixed Income:
Asset-Backed Securities	—	21,956,422	—	21,956,422
Bank Loans	—	61,928,004	271,074	62,199,078
Corporate Bonds	—	85,676,079	—	85,676,079

Total Fixed Income	—	169,560,505	271,074	169,831,579

Short-Term Investments:
Bank Deposit	—	13,940,126	—	13,940,126
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	184,493	—	184,493

Total	$—	$183,859,316	$1,162,813	$185,022,129

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(139,614)	—	(139,614)

Total Investments	$—	$183,719,702	$1,162,813	$184,882,515

*	There were no transfers between levels 1 and 2 during the period ended March 31, 2018.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF March 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Boomerang Tube LLC	$—	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%
Southcross Energy Holdings LP	$—	Zero Value	Valued at zero without primary asset attached
Maxeda DIY B.V.	$116,039	Model Price	Average Comparable Valuation 6.5x; EBITDA €97m; net debt €420m
Maxeda DIY B.V.	$464,123	Model Price	Average Comparable Valuation 6.5x; EBITDA €97m; net debt €420m
Pinnacle Agriculture Holdings A 2	$311,577	Model Price	Adjusted Enterprise Valuation Multiple: 8.51x; EBITDA; $111.1m
Bank Loans
Boomerang Tube LLC	$75,898	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%
Boomerang Tube LLC	$116,455	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%
Boomerang Tube LLC	$11,019	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%
Boomerang Tube LLC	$18,576	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%
Boomerang Tube LLC	$9,289	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%
Boomerang Tube LLC	$39,837	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 10%

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2018
Equities
Common Stock	$538,528	$—	$41,634	$—	$—	$—	$—	$580,162	$41,634
Preferred Stock	$262,298	$—	$46,401	$—	$—	$2,878	$—	$311,577	$46,401

Fixed Income
Bank Loans	$1,618,268	$—	$(12,925)	$—	$510	$52,385	$(1,387,164)	$271,074	$(12,925)

Total	$2,419,094	$—	$75,110	$—	$510	$55,263	$(1,387,164)	$1,162,813	$75,110

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$169,348,043	$3,848,576	$173,196,619
Corporate Bonds	—	201,665,201	—	201,665,201
Mortgage-Backed Securities	—	8,177,235	4,254,856	12,432,091
U.S. Treasury & Government Agencies	—	20,222,831	—	20,222,831

Total Fixed Income	—	399,413,310	8,103,432	407,516,742

Purchased Options:
Call Options Purchased	—	1,147,310	—	1,147,310
Put Options Purchased	—	2,551,980	—	2,551,980

Total Purchased Options	—	3,699,290	—	3,699,290

Short-Term Investments:
Bank Deposit	—	726,172	—	726,172
Commercial Paper	—	28,469,301	—	28,469,301

Total Short-Term Investments	—	29,195,473	—	29,195,473

Derivative Securities:
Futures**	—	413,992	—	413,992

Total	$—	$432,722,065	$8,103,432	$440,825,497

Liabilities:*
Derivative Securities:
Futures**	—	(813,538)	—	(813,538)
OTC - Credit Default Swaps	—	(76,611)	—	(76,611)

Total Derivative Securities	—	(890,149)	—	(890,149)

Total Investments	$—	$431,831,916	$8,103,432	$439,935,348

*	There were no transfers between levels 1 and 2 during the period ended March 31, 2018.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF March 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
AccessLex Institute 2002-A A2	$596,400	Broker Quote	$99.40; Price source depth of 1
DRB Prime Student Loan Trust 2016-R A1	$1,032,068	Broker Quote	$ 100.05; Price source depth of 1
SoFi Professional Loan Program 2018-A	$985,730	Broker Quote	$ 71.82; Price source depth of 1
SoFi Consumer Loan Program LLC 2015-A RC	$525,000	Broker Quote	$175,000.00; Price source depth of 1
SoFi Professional Loan Program 2017-D R1	$709,378	Broker Quote	$ 57.50; Price source depth of 1
Mortgage-Backed Securities
Deephaven Residential Mortgage Trust	$1,244,972	Broker Quote	$ 99.50; Price source depth of 1
PNMAC GMSR Issuer Trust 2018 GT1	$470,000	Broker Quote	$100.00; Price source depth of 1
Sequoia Mortgage Trust 2018-3	$1,439,325	Broker Quote	$100.00; Price source depth of 1
Sequoia Mortgage Trust 2018-CH1	$1,100,559	Broker Quote	$101.39; Price source depth of 1

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2018
Asset - Backed Securities	$5,241,812	$11,637	$(259,550)	$(2,394,587)	$16,043	$1,683,880	$(450,659)	$3,848,576	$(259,550)

Mortgage - Backed Securities	—	(416)	(7,992)	—	(26)	4,347,298	(84,008)	4,254,856	(7,992)

Total	$5,241,812	$11,221	$(267,542)	$(2,394,587)	$16,017	$6,031,178	$(534,667)	$8,103,432	$(267,542)

Total Return Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$8,430,106	$181,303	$8,611,409
Corporate Bonds	—	10,143,312	—	10,143,312
Foreign Government	—	245,304	—	245,304
Mortgage-Backed Securities	—	190,257	—	190,257
U.S. Treasury & Government Agencies	—	7,773,621	—	7,773,621

Total Fixed Income	—	26,782,600	181,303	26,963,903

Mutual Fund:
Mutual Fund	2,597,594	—	—	2,597,594
Purchased Options:
Call Options Purchased	—	116,888	—	116,888
Put Options Purchased	—	262,428	—	262,428

Total Purchased Options	—	379,316	—	379,316

Short-Term Investments:
Bank Deposit	—	296,464	—	296,464
Commercial Paper	—	2,192,219	—	2,192,219

Total Short-Term Investments	—	2,488,683	—	2,488,683

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	12,711	—	12,711
Futures**	—	58,193	—	58,193

Total Derivative Securities	—	70,904	—	70,904

Total	$2,597,594	$29,721,503	$181,303	$32,500,400

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(8,558)	—	(8,558)
Futures**	—	(15,674)	—	(15,674)
OTC - Credit Default Swaps	—	(19,153)	—	(19,153)

Total Derivative Securities	—	(43,385)	—	(43,385)

Total Investments	$2,597,594	$29,678,118	$181,303	$32,457,015

*	There were no transfers between levels 1 and 2 during the period ended March 31, 2018.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF March 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
College Loan Corp. Trust 2017-1 B2	$38,700	Broker Quote	$86.00; Price source depth of 1
DRB Prime Student Loan Trust 2016-R A1	$71,177	Broker Quote	$100.05; Price source depth of 1
DRB Prime Student Loan Trust 2016-R A2	$71,426	Broker Quote	$100.40; Price source depth of 1

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2018
Asset Backed Securities	$410,163	$4	$(81)	$(225,364)	$94	$38,363	$(41,872)	$181,303	$(81)

Total	$410,163	$4	$(81)	$(225,364)	$94	$38,363	$(41,872)	$181,303	$(81)

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Corporate Bonds	$—	$12,001,781	$—	$12,001,781
Foreign Government	—	32,559,026	—	32,559,026

Total Fixed Income	—	44,560,807	—	44,560,807

Short-Term Investments:
Bank Deposit	—	6,517,693	—	6,517,693
Derivative Securities:
OTC - Credit Default Swaps	—	6,174	—	6,174
Forward Foreign Currency Exchange Contracts	—	324,377	—	324,377
OTC - Interest Rate Swaps	—	39,716	—	39,716
OTC – Cross Currency Swaps	—	7,317	—	7,317

Total Derivative Securities	—	377,584	—	377,584

Total	$—	$51,456,084	$—	$51,456,084

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(497,221)	—	(497,221)
Futures**	—	(43,199)	—	(43,199)
OTC - Interest Rate Swaps	—	(80,687)	—	(80,687)
OTC - Credit Default Swaps	—	(2,242)	—	(2,242)
OTC – Cross Currency Swaps	—	(41,188)	—	(41,188)

Total Derivative Securities	—	(664,537)	—	(664,537)

Total Investments	$—	$50,791,547	$—	$50,791,547

*	There were no transfers between levels during the period ended March 31, 2018.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

Emerging Markets Local Currency Debt Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Foreign Government	$—	$18,281,271	$—	$18,281,271

Total Fixed Income	—	18,281,271	—	18,281,271

Short-Term Investments:
Bank Deposit	—	2,352,820	—	2,352,820
Derivative Securities:
Centrally Cleared Interest Rate Swaps**	—	5,578	—	5,578
Forward Foreign Currency Exchange Contracts	—	359,549	—	359,549
OTC - Interest Rate Swaps	—	100,828	—	100,828

Total Derivative Securities	—	465,955	—	465,955

Total	$—	$21,100,046	$—	$21,100,046

Liabilities:*
Derivative Securities:
Centrally Cleared Interest Rate Swaps**	—	(2,379)	—	(2,379)
Forward Foreign Currency Exchange Contracts	—	(291,156)	—	(291,156)
OTC - Interest Rate Swaps	—	(60,694)	—	(60,694)

Total Derivative Securities	—	(354,229)	—	(354,229)

Total Investments	$—	$20,745,817	$—	$20,745,817

*	There were no transfers between levels during the period ended March 31, 2018.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

Global High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Bank Loans	$—	$126,693	$249,325	$376,018
Corporate Bonds	—	24,238,048	—	24,238,048

Total Fixed Income	—	24,364,741	249,325	24,614,066

Short-Term Investments:
Bank Deposit	—	493,273	—	493,273

Total	$—	$24,858,014	$249,325	$25,107,339

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(74,733)	—	(74,733)

Total Investments	$—	$24,783,281	$249,325	$25,032,606

*	There were no transfers between levels during the period ended March 31, 2018.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF March 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Bank Loans
Centene Corp.	$249,325	Broker Quote	$99.73; Price source depth of 1

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2018
Fixed Income Bank Loans	$255,372	$—	$(675)	$—	$—	$250,000	$(255,372)	$249,325	$(675)

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Bank Loans	$—	$439,270	$249,325	$688,595
Corporate Bonds	—	30,305,651	—	30,305,651

Total Fixed Income	—	30,744,921	249,325	30,994,246

Short-Term Investments:
Bank Deposit	—	1,076,447	—	1,076,447

Total	$—	$31,821,368	$249,325	$32,070,693

Total Investments	$—	$31,821,368	$249,325	$32,070,693

*	There were no transfers between levels during the period ended March 31, 2018.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF March 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Bank Loans
Centene Corp.	$249,325	Broker Quote	$99.73; Price source depth of 1

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF DECEMBER 31, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT DECEMBER 31, 2018
Fixed Income Bank Loans	$255,372	$—	$(675)	$—	$—	$250,000	$(255,372)	$249,325	$(675)

Bank Loans

The Funds may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Funds record an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Funds invest may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Funds assume the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Funds to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2018, the following Funds had unfunded loan commitments:

Fund	Security	Amount
Global Floating Rate Fund	EG Group Ltd.	$168,196
Global Floating Rate Fund	Fieldwood Energy LLC	$107,903
Global Credit Income Opportunities Fund	EG Group Ltd.	$168,196
Global Credit Income Opportunities Fund	Fieldwood Energy LLC	$9,283
U.S. High Yield Fund	Fieldwood Energy LLC	$16,783

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Funds may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

The Funds may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty (or central clearing party in the case of centrally cleared swaps) a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty (or central clearing party in the case of centrally cleared swaps) over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Active Short Duration Bond Fund and Total Return Bond Fund entered into credit default swaps based on a CMBX index, which is comprised of commercial mortgage-backed securities and a CDX index, which is comprised of North American and Emerging Market companies.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party daily.

Entering into swap agreements involves counterparty and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, that there may be unfavorable changes in interest rates, and, in the case of credit default swaps, that the Adviser does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the central clearing party.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

During the period ended March 31, 2018, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts, futures contracts, purchased options, interest rate and credit default swap contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of March 31, 2018. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$282,731

Total	$282,731

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$(80,989)

Total	$(80,989)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$32,838,712

Total	$32,838,712

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	EQUITY	TOTAL
Forward Foreign Currency Exchange Contracts	$184,493	$—	$—	$184,493

Total	$184,493	$—	$	$184,493

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	EQUITY	TOTAL
Forward Foreign Currency Exchange Contracts	$(139,614)	$—	$—	$(139,614)

Total	$(139,614)	$—	$—	$(139,614)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	EQUITY	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$31,172,861	$—	$—	$31,172,861

Total	$31,172,861	$—	$	$31,172,861

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Active Short Duration Bond Fund

ASSET DERIVATIVES	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts	$413,992	$—	$413,992
Purchased Options	3,699,290	$—	3,699,290

Total	$4,113,282	$—	$4,113,282

LIABILITY DERIVATIVES	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts	$(813,538)	$—	$(813,538)
OTC - Swaps Contracts	$—	$(76,611)	$(76,611)

Total	$(813,538)	$(76,611)	$(890,149)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts(1)	$1,682	$—	$1,682
Purchased Options(1)	$31,664,800	—	31,664,800
OTC - Swaps Contracts(1)	—	2,830,000	2,830,000

Total	$31,666,482	$2,830,000	$34,496,482

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Total Return Bond Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK		TOTAL
Forward Foreign Currency Exchange Contracts	$12,711	$—		$—	$12,711
Futures Contracts	—	58,193		—	58,193

Total	$12,711	$58,193	$		$70,904

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK		TOTAL
Forward Foreign Currency Exchange Contracts	$(8,558)	$—	$		$(8,558)
Futures Contracts	—	(15,674)		—	(15,674)
OTC - Swaps Contracts	—	—		(19,153)	(19,153)

Total	$(8,558)	$(15,674)		$(19,153)	$(43,385)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$1,001,796	$—	$—	$1,001,796
Futures Contracts(2)	—	42	—	42
Purchased Options(2)	—	3,722,200	—	3,722,200
OTC - Swaps Contracts	—	—	610,000	610,000

Total	$1,001,796	$3,722,242	$610,000	$5,334,038

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Debt Blended Total Return Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$324,377	$—	$—	$324,377
OTC - Swaps Contracts	7,317	39,716	6,174	53,207

Total	$331,694	$39,716	$6,174	$377,584

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(497,221)	$—	$	$(497,221)
Futures Contracts	—	(43,199)	—	(43,199)
OTC - Swaps Contracts	(41,188)	(80,687)	(2,242)	(124,117)

Total	$(538,409)	$(123,886)	$(2,242)	$(664,537)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$22,147,340	$—	$—	$22,147,340
Futures Contracts(2)	—	3		3
OTC – Interest Rate Swaps Contracts (1)	412,522	420,584,485	21,940,000	442,937,007

Total	$22,559,862	$420,584,488	$21,940,000	$465,084,350

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Local Currency Debt Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$359,549	$—	$359,549
Centrally Cleared Interest Rate Swaps Contracts	—	5,578	5,578
OTC - Interest Rate Swaps Contracts	—	100,828	100,828

Total	$359,549	$106,406	$465,955

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(291,156)	$—	$(291,156)
Centrally Cleared Interest Rate Swaps Contracts	—	(2,379)	(2,379)
OTC – Interest Rate Swaps Contracts	—	(60,694)	(60,694)

Total	$(291,156)	$(63,073)	$(354,229)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$20,225,841	$—	$20,225,841
OTC – Interest Rate Swaps Contracts (1)		200,547,950	200,547,950
Centrally Cleared Interest Rate Swaps Contracts(1)	—	21,940,000	21,940,000

Total	$20,225,841	$222,487,950	$242,713,791

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global High Yield Fund

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$(74,733)

Total	$(74,733)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$6,681,687

Total	$6,681,687

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2.	Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barings Funds Trust

By:	/s/ Duncan Robertson

President (Principal Executive Officer)

Date:	5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan Robertson

President (Principal Executive Officer)

Date:	5/30/2018

By:	/s/ Carlene Pollock

Chief Financial Officer (Principal Financial Officer)

Date:	5/30/2018